UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-3614

                            ROCHESTER FUND MUNICIPALS
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: DECEMBER

                      Date of reporting period: 09/30/2006

ITEM 1. SCHEDULE OF INVESTMENTS.


ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                            COUPON           MATURITY                     VALUE
---------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--99.7%
---------------------------------------------------------------------------------------------------------------------------------
NEW YORK--83.6%
$         125,000       Albany County Airport Authority                      5.500%           12/15/2019       $         129,714
---------------------------------------------------------------------------------------------------------------------------------
        1,035,000       Albany County IDA (Albany College of Pharmacy)       5.375            12/01/2024               1,080,809
---------------------------------------------------------------------------------------------------------------------------------
        1,700,000       Albany County IDA (Albany College of Pharmacy)       5.625            12/01/2034               1,787,890
---------------------------------------------------------------------------------------------------------------------------------
          605,000       Albany County IDA (Wildwood Programs)                4.900            07/01/2021                 627,325
---------------------------------------------------------------------------------------------------------------------------------
          885,000       Albany Hsg. Authority (Lark Drive)                   5.500            12/01/2028                 917,241
---------------------------------------------------------------------------------------------------------------------------------
        1,420,000       Albany IDA (Albany Medical Center)                   6.000            05/01/2019               1,448,940
---------------------------------------------------------------------------------------------------------------------------------
        2,460,000       Albany IDA (Albany Medical Center)                   6.000            05/01/2029               2,493,923
---------------------------------------------------------------------------------------------------------------------------------
          400,000       Albany IDA (Albany Municipal Golf Course
                        Clubhouse)                                           7.500            05/01/2012                 401,412
---------------------------------------------------------------------------------------------------------------------------------
          870,000       Albany IDA (Albany Rehab.)                           8.375            06/01/2023                 912,665
---------------------------------------------------------------------------------------------------------------------------------
        7,005,000       Albany IDA (Charitable Leadership)                   5.750            07/01/2026               7,423,409
---------------------------------------------------------------------------------------------------------------------------------
        3,730,000       Albany IDA (Daughters of Sarah Nursing Home)         5.375            10/20/2030               4,013,032
---------------------------------------------------------------------------------------------------------------------------------
        2,485,000       Albany IDA (Hampton Plaza)                           6.250            03/15/2018               2,518,697
---------------------------------------------------------------------------------------------------------------------------------
          900,000       Albany IDA (New Covenant Charter School)             7.000            05/01/2025                 891,162
---------------------------------------------------------------------------------------------------------------------------------
        1,285,000       Albany IDA (Sage Colleges)                           5.250            04/01/2019               1,315,866
---------------------------------------------------------------------------------------------------------------------------------
        1,760,000       Albany IDA (Sage Colleges)                           5.300            04/01/2029               1,799,723
---------------------------------------------------------------------------------------------------------------------------------
        2,510,000       Albany Parking Authority 1                           5.625            07/15/2020               2,688,210
---------------------------------------------------------------------------------------------------------------------------------
        2,000,000       Albany Parking Authority                             5.625            07/15/2025               2,133,920
---------------------------------------------------------------------------------------------------------------------------------
        1,770,000       Albany Parking Authority 2                           7.052 3          11/01/2017               1,016,015
---------------------------------------------------------------------------------------------------------------------------------
        5,700,000       Allegany County IDA (Houghton College)               5.250            01/15/2024               5,810,580
---------------------------------------------------------------------------------------------------------------------------------
          920,000       Amherst IDA (Asbury Pointe)                          5.800            02/01/2015                 920,469
---------------------------------------------------------------------------------------------------------------------------------
           10,000       Amherst IDA (Asbury Pointe)                          6.000            02/01/2023                  10,004
---------------------------------------------------------------------------------------------------------------------------------
        3,000,000       Amherst IDA (Asbury Pointe)                          6.000            02/01/2029               3,075,570
---------------------------------------------------------------------------------------------------------------------------------
           25,000       Amherst IDA (UBF Faculty-Student Hsg. Corp.)         5.250            08/01/2031                  26,953
---------------------------------------------------------------------------------------------------------------------------------
        3,150,000       Appleridge Retirement Community                      5.750            09/01/2041               3,374,721
---------------------------------------------------------------------------------------------------------------------------------
          485,000       Babylon IDA (WWH Ambulance)                          7.375            09/15/2008                 488,216
---------------------------------------------------------------------------------------------------------------------------------
          810,000       Bethlehem Water System                               5.250            03/01/2018                 863,987
---------------------------------------------------------------------------------------------------------------------------------
          855,000       Bethlehem Water System                               5.375            03/01/2019                 916,423
---------------------------------------------------------------------------------------------------------------------------------
          905,000       Bethlehem Water System                               5.375            03/01/2020                 970,015
---------------------------------------------------------------------------------------------------------------------------------
          955,000       Bethlehem Water System                               5.500            03/01/2021               1,032,030
---------------------------------------------------------------------------------------------------------------------------------
          505,000       Bethlehem Water System                               5.500            03/01/2022                 545,137
---------------------------------------------------------------------------------------------------------------------------------
        1,065,000       Blauvelt Volunteer Fire Company                      6.250            10/15/2017               1,088,867
---------------------------------------------------------------------------------------------------------------------------------
          900,000       Bleeker Terrace HDC                                  8.750            07/01/2007                 906,048
---------------------------------------------------------------------------------------------------------------------------------
          580,000       Brookhaven IDA (Brookhaven Memorial Hospital)        8.250            11/15/2030                 639,717
---------------------------------------------------------------------------------------------------------------------------------
        1,250,000       Brookhaven IDA (St. Joseph's College)                6.000            12/01/2020               1,286,350
---------------------------------------------------------------------------------------------------------------------------------
        2,425,000       Brookhaven IDA (Stony Brook Foundation)              6.500            11/01/2020               2,571,713
---------------------------------------------------------------------------------------------------------------------------------
           65,000       Broome County IDA (University Plaza)                 5.000            08/01/2025                  67,319
---------------------------------------------------------------------------------------------------------------------------------
        3,030,000       Broome County IDA (University Plaza)                 5.000            08/01/2036               3,105,811
---------------------------------------------------------------------------------------------------------------------------------
        1,000,000       Broome County IDA (University Plaza)                 5.100            08/01/2030               1,039,810
---------------------------------------------------------------------------------------------------------------------------------
        1,250,000       Broome County IDA (University Plaza)                 5.100            08/01/2036               1,291,413
---------------------------------------------------------------------------------------------------------------------------------
        3,000,000       Broome County IDA (University Plaza)                 5.200            08/01/2030               3,143,910
---------------------------------------------------------------------------------------------------------------------------------
        4,450,000       Broome County IDA (University Plaza)                 5.200            08/01/2036               4,637,167
---------------------------------------------------------------------------------------------------------------------------------
        3,000,000       Bushnell Basin Fire Assoc. (Volunteer Fire
                        Dept.)                                               5.750            11/01/2030               3,053,760
---------------------------------------------------------------------------------------------------------------------------------
          915,000       Canton Human Services Initiatives                    5.700            09/01/2024                 978,794
---------------------------------------------------------------------------------------------------------------------------------
        1,155,000       Canton Human Services Initiatives                    5.750            09/01/2032               1,232,651
---------------------------------------------------------------------------------------------------------------------------------
          600,000       Capital District Youth Center                        6.000            02/01/2017                 615,702
---------------------------------------------------------------------------------------------------------------------------------
          500,000       Carnegie Redevel. Corp. 2                            7.000            09/01/2021                 503,570
---------------------------------------------------------------------------------------------------------------------------------
        4,295,000       Cattaraugus County IDA (Olean General Hospital)      5.250            08/01/2023               4,446,184
---------------------------------------------------------------------------------------------------------------------------------
        1,465,000       Cattaraugus County IDA (St. Bonaventure
                        University)                                          5.450            09/15/2019               1,509,624
---------------------------------------------------------------------------------------------------------------------------------


                         1 | ROCHESTER FUND MUNICIPALS

ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                            COUPON           MATURITY                     VALUE
---------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
$       2,900,000       Chautauqua County IDA (Jamestown Community
                        College)                                             5.250%           08/01/2028       $       2,994,801
---------------------------------------------------------------------------------------------------------------------------------
          640,000       Chautauqua County IDA (Jamestown Devel. Corp.)       7.125            11/01/2008                 657,741
---------------------------------------------------------------------------------------------------------------------------------
        3,395,000       Chautauqua County IDA (Jamestown Devel. Corp.)       7.125            11/01/2018               3,548,794
---------------------------------------------------------------------------------------------------------------------------------
        1,900,000       Chautauqua County IDA (Woman's Christian
                        Assoc. of Jamestown)                                 6.400            11/15/2029               1,991,238
---------------------------------------------------------------------------------------------------------------------------------
           95,000       Chautauqua Utility District                          5.000            06/01/2023                  99,027
---------------------------------------------------------------------------------------------------------------------------------
          105,000       Chautauqua Utility District                          5.000            06/01/2025                 108,949
---------------------------------------------------------------------------------------------------------------------------------
        3,250,000       Chemung County IDA (Arnot Ogden Medical Center)      5.000            11/01/2029               3,352,538
---------------------------------------------------------------------------------------------------------------------------------
        1,915,000       Chemung County IDA (Arnot Ogden Medical Center)      5.000            11/01/2029               1,975,418
---------------------------------------------------------------------------------------------------------------------------------
        1,000,000       Chemung County IDA (Arnot Ogden Medical Center)      5.000            11/01/2034               1,025,630
---------------------------------------------------------------------------------------------------------------------------------
        1,455,000       Chemung County IDA (Arnot Ogden Medical Center)      5.000            11/01/2034               1,492,292
---------------------------------------------------------------------------------------------------------------------------------
        1,225,000       Chemung County IDA (Hathorn Redevel. Company)        4.850            07/01/2023               1,259,839
---------------------------------------------------------------------------------------------------------------------------------
        1,515,000       Chemung County IDA (Hathorn Redevel. Company)        5.000            07/01/2033               1,564,025
---------------------------------------------------------------------------------------------------------------------------------
        6,160,000       Chemung County IDA (St. Joseph's Hospital)           6.000            01/01/2013               6,049,366
---------------------------------------------------------------------------------------------------------------------------------
        6,395,000       Chemung County IDA (St. Joseph's Hospital)           6.350            01/01/2013               6,394,233
---------------------------------------------------------------------------------------------------------------------------------
        4,910,000       Chemung County IDA (St. Joseph's Hospital)           6.500            01/01/2019               4,925,270
---------------------------------------------------------------------------------------------------------------------------------
        1,700,000       Clifton Springs Hospital & Clinic                    7.650            01/01/2012               1,740,273
---------------------------------------------------------------------------------------------------------------------------------
        2,905,000       Clifton Springs Hospital & Clinic                    8.000            01/01/2020               2,909,474
---------------------------------------------------------------------------------------------------------------------------------
           35,000       Cohoes GO                                            6.200            03/15/2012                  35,892
---------------------------------------------------------------------------------------------------------------------------------
           25,000       Cohoes GO                                            6.200            03/15/2013                  25,629
---------------------------------------------------------------------------------------------------------------------------------
           25,000       Cohoes GO                                            6.250            03/15/2014                  25,629
---------------------------------------------------------------------------------------------------------------------------------
           25,000       Cohoes GO                                            6.250            03/15/2015                  25,622
---------------------------------------------------------------------------------------------------------------------------------
           25,000       Cohoes GO                                            6.250            03/15/2016                  25,615
---------------------------------------------------------------------------------------------------------------------------------
        1,725,000       Columbia County IDA (Berkshire Farms)                7.500            12/15/2014               1,747,046
---------------------------------------------------------------------------------------------------------------------------------
        3,300,000       Corinth IDA (International Paper Company)            5.750            02/01/2022               3,479,487
---------------------------------------------------------------------------------------------------------------------------------
           30,000       Corinth IDA (International Paper Company)            5.850            12/01/2020                  31,006
---------------------------------------------------------------------------------------------------------------------------------
        5,370,000       Cortland County IDA (Cortland Memorial
                        Hospital)                                            5.250            07/01/2032               5,654,717
---------------------------------------------------------------------------------------------------------------------------------
          155,000       Dutchess County IDA (Astor Learning Center
                        Civic Facility)                                      5.150            11/01/2024                 160,647
---------------------------------------------------------------------------------------------------------------------------------
          120,000       Dutchess County IDA (Bard College)                   5.750            08/01/2030                 128,584
---------------------------------------------------------------------------------------------------------------------------------
        3,500,000       Dutchess County IDA (Bard College)                   7.000            11/01/2017               3,509,450
---------------------------------------------------------------------------------------------------------------------------------
          900,000       Dutchess County IDA (St. Francis Hospital)           7.500            03/01/2029                 993,213
---------------------------------------------------------------------------------------------------------------------------------
        2,310,000       Dutchess County IDA (Vassar Brothers Hospital)       6.500            04/01/2020               2,479,208
---------------------------------------------------------------------------------------------------------------------------------
        5,635,000       Dutchess County IDA (Vassar Brothers Hospital)       6.500            04/01/2030               6,026,576
---------------------------------------------------------------------------------------------------------------------------------
           25,000       Dutchess County IDA (Vassar College)                 5.350            09/01/2040                  26,747
---------------------------------------------------------------------------------------------------------------------------------
        1,000,000       Dutchess County Water & Wastewater Authority         5.400 3          06/01/2027                 414,160
---------------------------------------------------------------------------------------------------------------------------------
        3,315,000       East Rochester Hsg. Authority (Episcopal
                        Senior Hsg.)                                         7.750            10/01/2032               3,547,912
---------------------------------------------------------------------------------------------------------------------------------
        1,355,000       East Rochester Hsg. Authority (Gates Senior
                        Hsg.)                                                6.125            04/20/2043               1,494,226
---------------------------------------------------------------------------------------------------------------------------------
        1,400,000       East Rochester Hsg. Authority (Genesee Valley
                        Nursing Home)                                        5.200            12/20/2024               1,482,390
---------------------------------------------------------------------------------------------------------------------------------
        2,570,000       East Rochester Hsg. Authority (Jefferson Park
                        Apartments)                                          6.750            03/01/2030               2,689,942
---------------------------------------------------------------------------------------------------------------------------------
        2,000,000       East Rochester Hsg. Authority (Linden Knoll)         5.350            02/01/2038               2,029,240
---------------------------------------------------------------------------------------------------------------------------------
        4,095,000       East Rochester Hsg. Authority (St. John's
                        Meadows)                                             5.950            08/01/2027               4,225,835
---------------------------------------------------------------------------------------------------------------------------------
        1,700,000       East Rochester Hsg. Authority (Woodland
                        Village)                                             5.500            08/01/2033               1,731,739
---------------------------------------------------------------------------------------------------------------------------------
          190,000       Erie County IDA (Air Cargo)                          8.250            10/01/2007                 190,395
---------------------------------------------------------------------------------------------------------------------------------


                         2 | ROCHESTER FUND MUNICIPALS

ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                            COUPON           MATURITY                     VALUE
---------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
$       2,380,000       Erie County IDA (Air Cargo)                          8.500%           10/01/2015       $       2,390,662
---------------------------------------------------------------------------------------------------------------------------------
        4,000,000       Erie County IDA (Charter School Applied Tech)        6.750            06/01/2025               3,989,000
---------------------------------------------------------------------------------------------------------------------------------
        7,000,000       Erie County IDA (Charter School Applied Tech)        6.875            06/01/2035               6,999,090
---------------------------------------------------------------------------------------------------------------------------------
        1,960,000       Erie County IDA (DePaul Properties)                  5.750            09/01/2028               1,664,667
---------------------------------------------------------------------------------------------------------------------------------
        2,765,000       Erie County IDA (DePaul Properties)                  6.500            09/01/2018               2,648,870
---------------------------------------------------------------------------------------------------------------------------------
       35,000,000       Erie County IDA (Great Lakes)                        7.500            12/01/2025              31,796,450
---------------------------------------------------------------------------------------------------------------------------------
       11,310,000       Erie County IDA (Medaille College)                   7.625            04/01/2035              12,952,325
---------------------------------------------------------------------------------------------------------------------------------
        3,515,000       Erie County IDA (Medaille College)                   8.250            11/01/2026               3,975,922
---------------------------------------------------------------------------------------------------------------------------------
        2,250,000       Erie County IDA (Orchard Park)                       6.000            11/15/2036               2,381,085
---------------------------------------------------------------------------------------------------------------------------------
           75,000       Erie County IDA (The Episcopal Church Home)          5.875            02/01/2018                  77,450
---------------------------------------------------------------------------------------------------------------------------------
        9,600,000       Erie County IDA (The Episcopal Church Home)          6.000            02/01/2028               9,914,400
---------------------------------------------------------------------------------------------------------------------------------
        3,170,000       Erie County Sewer District                           5.000            06/01/2029               3,367,428
---------------------------------------------------------------------------------------------------------------------------------
        2,630,000       Erie County Sewer District                           5.000            12/01/2030               2,789,667
---------------------------------------------------------------------------------------------------------------------------------
        1,360,000       Erie County Sewer District 1                         5.000            12/01/2035               1,436,201
---------------------------------------------------------------------------------------------------------------------------------
       28,610,000       Erie County Tobacco Asset Securitization Corp.       5.000            06/01/2038              28,959,614
---------------------------------------------------------------------------------------------------------------------------------
        2,700,000       Erie County Tobacco Asset Securitization Corp.       5.000            06/01/2045               2,725,353
---------------------------------------------------------------------------------------------------------------------------------
       72,000,000       Erie County Tobacco Asset Securitization Corp.       5.986 3          06/01/2047               6,275,520
---------------------------------------------------------------------------------------------------------------------------------
      135,000,000       Erie County Tobacco Asset Securitization Corp.       6.486 3          06/01/2050               8,228,250
---------------------------------------------------------------------------------------------------------------------------------
      150,000,000       Erie County Tobacco Asset Securitization Corp.       6.751 3          06/01/2055               5,344,500
---------------------------------------------------------------------------------------------------------------------------------
    1,024,000,000       Erie County Tobacco Asset Securitization Corp.       7.650 3          06/01/2060              19,660,800
---------------------------------------------------------------------------------------------------------------------------------
        3,340,000       Erie County Tobacco Asset Securitization Corp.
                        RITES                                                5.646 4          06/01/2038               3,421,630
---------------------------------------------------------------------------------------------------------------------------------
        9,305,000       Erie County Tobacco Asset Securitization Corp.
                        RITES                                                5.646 4          06/01/2038               9,532,414
---------------------------------------------------------------------------------------------------------------------------------
       21,250,000       Erie County Tobacco Asset Securitization Corp.
                        RITES                                                5.646 4          06/01/2045              21,649,075
---------------------------------------------------------------------------------------------------------------------------------
       14,940,000       Erie County Tobacco Asset Securitization Corp.
                        RITES                                                5.646 4          06/01/2045              15,220,573
---------------------------------------------------------------------------------------------------------------------------------
        2,300,000       Essex County IDA (International Paper Company)       6.450            11/15/2023               2,435,884
---------------------------------------------------------------------------------------------------------------------------------
           40,000       Essex County IDA (Moses Ludington Nursing Home)      6.200            02/01/2030                  43,500
---------------------------------------------------------------------------------------------------------------------------------
        5,000,000       Essex County IDA (Moses Ludington Nursing Home)      6.375            02/01/2050               5,441,950
---------------------------------------------------------------------------------------------------------------------------------
          115,000       Essex County IDA (Moses Ludington Nursing Home)      9.000            02/01/2008                 117,828
---------------------------------------------------------------------------------------------------------------------------------
          975,000       Essex County IDA (North Country Community
                        College Foundation)                                  5.000            06/01/2020                 980,041
---------------------------------------------------------------------------------------------------------------------------------
          320,000       Essex County IDA (North Country Community
                        College Foundation)                                  5.000            06/01/2020                 321,654
---------------------------------------------------------------------------------------------------------------------------------
        1,235,000       Essex County IDA (North Country Community
                        College Foundation)                                  5.200            06/01/2025               1,247,017
---------------------------------------------------------------------------------------------------------------------------------
          410,000       Essex County IDA (North Country Community
                        College Foundation)                                  5.200            06/01/2025                 413,989
---------------------------------------------------------------------------------------------------------------------------------
        1,100,000       Essex County IDA (North Country Community
                        College Foundation) 1                                5.300            06/01/2035               1,109,427
---------------------------------------------------------------------------------------------------------------------------------
        3,750,000       Essex County IDA Solid Waste Disposal
                        (International Paper Company)                        5.200            12/01/2023               3,851,850
---------------------------------------------------------------------------------------------------------------------------------
        4,440,000       Essex County IDA Solid Waste Disposal
                        (International Paper Company)                        5.200            03/01/2028               4,508,332
---------------------------------------------------------------------------------------------------------------------------------
        1,850,000       Essex County IDA Solid Waste Disposal
                        (International Paper Company)                        5.500            08/15/2022               1,892,254
---------------------------------------------------------------------------------------------------------------------------------
        1,625,000       Essex County IDA Solid Waste Disposal
                        (International Paper Company) 1                      5.500            10/01/2026               1,682,460
---------------------------------------------------------------------------------------------------------------------------------
        5,680,000       Franklin County IDA (Adirondack Medical Center)      5.500            12/01/2029               5,992,002
---------------------------------------------------------------------------------------------------------------------------------


                         3 | ROCHESTER FUND MUNICIPALS

ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                            COUPON           MATURITY                     VALUE
---------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
$         900,000       Franklin County IDA (North Country Community
                        College Foundation)                                  5.200%           06/01/2025       $         908,757
---------------------------------------------------------------------------------------------------------------------------------
          260,000       Glen Cove IDA (SLCD)                                 6.875            07/01/2008                 261,846
---------------------------------------------------------------------------------------------------------------------------------
        3,775,000       Glen Cove IDA (SLCD)                                 7.375            07/01/2023               3,942,195
---------------------------------------------------------------------------------------------------------------------------------
        1,315,000       Green Island Power Authority                         5.125            12/15/2024               1,351,623
---------------------------------------------------------------------------------------------------------------------------------
        2,795,000       Green Island Power Authority                         6.000            12/15/2020               2,999,203
---------------------------------------------------------------------------------------------------------------------------------
        1,695,000       Green Island Power Authority                         6.000            12/15/2025               1,812,769
---------------------------------------------------------------------------------------------------------------------------------
          840,000       Hempstead GO                                         5.000            07/01/2020                 866,074
---------------------------------------------------------------------------------------------------------------------------------
        1,025,000       Hempstead GO                                         5.000            07/01/2021               1,055,125
---------------------------------------------------------------------------------------------------------------------------------
        1,270,000       Hempstead GO                                         5.000            07/01/2022               1,305,243
---------------------------------------------------------------------------------------------------------------------------------
        2,500,000       Hempstead IDA (Adelphi University)                   5.500            06/01/2032               2,679,950
---------------------------------------------------------------------------------------------------------------------------------
          310,000       Hempstead IDA (Dentaco Corp.)                        7.250            11/01/2012                 332,797
---------------------------------------------------------------------------------------------------------------------------------
        1,270,000       Hempstead IDA (Dentaco Corp.)                        8.250            11/01/2025               1,380,388
---------------------------------------------------------------------------------------------------------------------------------
        3,550,000       Hempstead IDA (Engel Burman Senior Hsg.)             6.250            11/01/2010               3,630,834
---------------------------------------------------------------------------------------------------------------------------------
       18,825,000       Hempstead IDA (Engel Burman Senior Hsg.)             6.750            11/01/2024              19,548,633
---------------------------------------------------------------------------------------------------------------------------------
        1,875,000       Hempstead IDA (Franklin Hospital Medical
                        Center)                                              5.750            11/01/2008               1,877,081
---------------------------------------------------------------------------------------------------------------------------------
        9,375,000       Hempstead IDA (Franklin Hospital Medical
                        Center)                                              6.375            11/01/2018               9,534,750
---------------------------------------------------------------------------------------------------------------------------------
        9,285,000       Hempstead IDA (Franklin Hospital Medical
                        Center)                                              7.750            11/01/2022              10,208,022
---------------------------------------------------------------------------------------------------------------------------------
        2,490,000       Hempstead IDA (Hungry Harbor Associates)             8.000            05/01/2044               2,689,673
---------------------------------------------------------------------------------------------------------------------------------
        5,690,000       Hempstead IDA (Hungry Harbor Associates)             8.000            05/01/2044               5,694,780
---------------------------------------------------------------------------------------------------------------------------------
        4,750,000       Hempstead IDA (Hungry Harbor Associates)             8.000            05/01/2044               5,130,903
---------------------------------------------------------------------------------------------------------------------------------
       12,480,000       Hempstead IDA (Hungry Harbor Associates)             8.000            05/01/2044              13,480,771
---------------------------------------------------------------------------------------------------------------------------------
        6,355,000       Hempstead IDA (South Shore Y JCC)                    6.750            11/01/2024               6,331,042
---------------------------------------------------------------------------------------------------------------------------------
        6,270,000       Herkimer County IDA (Burrows Paper)                  8.000            01/01/2009               6,246,174
---------------------------------------------------------------------------------------------------------------------------------
        3,225,000       Herkimer County IDA (Folts Adult Home)               5.500            03/20/2040               3,590,586
---------------------------------------------------------------------------------------------------------------------------------
        1,000,000       Herkimer County IDA (Herkimer County College
                        Foundation)                                          6.250            08/01/2034               1,052,940
---------------------------------------------------------------------------------------------------------------------------------
        1,285,000       Herkimer County IDA (Herkimer County College
                        Foundation)                                          6.400            11/01/2020               1,362,640
---------------------------------------------------------------------------------------------------------------------------------
        2,000,000       Herkimer County IDA (Herkimer County College
                        Foundation)                                          6.500            11/01/2030               2,109,040
---------------------------------------------------------------------------------------------------------------------------------
          235,000       Herkimer Hsg. Authority                              7.150            03/01/2011                 235,515
---------------------------------------------------------------------------------------------------------------------------------
          990,000       Hudson IDA (Have, Inc.)                              8.125            12/01/2017               1,003,088
---------------------------------------------------------------------------------------------------------------------------------
        1,255,000       Hudson IDA (Hudson Fabrics)                          6.750            11/01/2024               1,294,407
---------------------------------------------------------------------------------------------------------------------------------
          145,000       Huntington Hsg. Authority (GJSR)                     5.875            05/01/2019                 149,002
---------------------------------------------------------------------------------------------------------------------------------
        1,000,000       Huntington Hsg. Authority (GJSR)                     6.000            05/01/2029               1,025,960
---------------------------------------------------------------------------------------------------------------------------------
        8,500,000       Huntington Hsg. Authority (GJSR)                     6.000            05/01/2039               8,698,475
---------------------------------------------------------------------------------------------------------------------------------
          795,000       Islip IDA (Leeway School)                            9.000            08/01/2021                 804,898
---------------------------------------------------------------------------------------------------------------------------------
       18,545,000       Islip IDA (Southside Hospital Civic Facilities)      7.750            12/01/2022              19,739,298
---------------------------------------------------------------------------------------------------------------------------------
        1,315,000       Islip Res Rec, Series E                              5.750            07/01/2021               1,460,005
---------------------------------------------------------------------------------------------------------------------------------
        1,000,000       Islip Res Rec, Series E                              5.750            07/01/2023               1,108,870
---------------------------------------------------------------------------------------------------------------------------------
        3,000,000       Kenmore Hsg. Authority (SUNY at Buffalo)             5.500            08/01/2024               3,166,830
---------------------------------------------------------------------------------------------------------------------------------
        2,915,000       L.I. Power Authority RITES                           9.177 4          09/01/2028               3,634,888
---------------------------------------------------------------------------------------------------------------------------------
          260,000       L.I. Power Authority, Series A                       5.000            09/01/2027                 271,859
---------------------------------------------------------------------------------------------------------------------------------
       68,755,000       L.I. Power Authority, Series A                       5.125            12/01/2022              71,250,807
---------------------------------------------------------------------------------------------------------------------------------
       24,130,000       L.I. Power Authority, Series A                       5.125            09/01/2029              25,031,014
---------------------------------------------------------------------------------------------------------------------------------
           60,000       L.I. Power Authority, Series A                       5.125            09/01/2029                  63,069
---------------------------------------------------------------------------------------------------------------------------------
        5,000,000       L.I. Power Authority, Series B                       5.000            12/01/2035               5,219,950
---------------------------------------------------------------------------------------------------------------------------------
       34,880,000       L.I. Power Authority, Series C                       5.000            09/01/2035              36,446,810
---------------------------------------------------------------------------------------------------------------------------------
       86,300,000       L.I. Power Authority, Series L                       5.375            05/01/2033              91,189,758
---------------------------------------------------------------------------------------------------------------------------------
          100,000       Lowville GO                                          7.200            09/15/2012                 117,900
---------------------------------------------------------------------------------------------------------------------------------
          100,000       Lowville GO                                          7.200            09/15/2013                 119,987
---------------------------------------------------------------------------------------------------------------------------------


                         4 | ROCHESTER FUND MUNICIPALS

ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                            COUPON           MATURITY                     VALUE
---------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
 $        100,000       Lowville GO                                          7.200%           09/15/2014       $         122,251
---------------------------------------------------------------------------------------------------------------------------------
        3,830,000       Lyons Community Health Initiatives Corp.             5.550            09/01/2024               4,115,105
---------------------------------------------------------------------------------------------------------------------------------
        4,360,000       Macleay Hsg. Corp. (Larchmont Woods)                 8.500            01/01/2031               4,545,998
---------------------------------------------------------------------------------------------------------------------------------
          750,000       Madison County IDA (Morrisville State College
                        Foundation)                                          5.000            06/01/2028                 797,550
---------------------------------------------------------------------------------------------------------------------------------
        1,100,000       Madison County IDA (Morrisville State College
                        Foundation)                                          5.000            06/01/2032               1,161,677
---------------------------------------------------------------------------------------------------------------------------------
        1,290,000       Madison County IDA (Oneida Healthcare Center)        5.300            02/01/2021               1,361,015
---------------------------------------------------------------------------------------------------------------------------------
        5,500,000       Madison County IDA (Oneida Healthcare Center)        5.350            02/01/2031               5,779,565
---------------------------------------------------------------------------------------------------------------------------------
           15,000       Middleton IDA (Flanagan Design & Display)            7.000            11/01/2006                  15,020
---------------------------------------------------------------------------------------------------------------------------------
          690,000       Middleton IDA (Flanagan Design & Display)            7.500            11/01/2018                 723,955
---------------------------------------------------------------------------------------------------------------------------------
        3,955,000       Middletown IDA (Southwinds Retirement Home)          6.375            03/01/2018               4,014,681
---------------------------------------------------------------------------------------------------------------------------------
          310,000       Middletown IDA (YMCA)                                6.250            11/01/2009                 302,907
---------------------------------------------------------------------------------------------------------------------------------
        1,255,000       Middletown IDA (YMCA)                                7.000            11/01/2019               1,178,658
---------------------------------------------------------------------------------------------------------------------------------
          210,000       Monroe County COP                                    8.050            01/01/2011                 211,970
---------------------------------------------------------------------------------------------------------------------------------
          645,000       Monroe County IDA (Canal Ponds)                      7.000            06/15/2013                 675,031
---------------------------------------------------------------------------------------------------------------------------------
           50,000       Monroe County IDA (Cloverwood Senior Living)         6.750            05/01/2023                  47,698
---------------------------------------------------------------------------------------------------------------------------------
        1,000,000       Monroe County IDA (Cloverwood Senior Living)         6.875            05/01/2033                 946,990
---------------------------------------------------------------------------------------------------------------------------------
        1,066,589       Monroe County IDA (Cottrone Devel.)                  9.500            12/01/2010               1,085,606
---------------------------------------------------------------------------------------------------------------------------------
          950,000       Monroe County IDA (Dayton Rogers Manufacturing)      6.100            12/01/2009                 931,884
---------------------------------------------------------------------------------------------------------------------------------
        4,325,000       Monroe County IDA (DePaul Community Facilities)      5.875            02/01/2028               3,658,950
---------------------------------------------------------------------------------------------------------------------------------
        5,320,000       Monroe County IDA (DePaul Community Facilities)      5.950            08/01/2028               4,546,206
---------------------------------------------------------------------------------------------------------------------------------
          805,000       Monroe County IDA (DePaul Community Facilities)      6.450            02/01/2014                 811,834
---------------------------------------------------------------------------------------------------------------------------------
        1,285,000       Monroe County IDA (DePaul Community Facilities)      6.500            02/01/2024               1,296,796
---------------------------------------------------------------------------------------------------------------------------------
        4,485,000       Monroe County IDA (DePaul Properties)                6.150            09/01/2021               4,216,842
---------------------------------------------------------------------------------------------------------------------------------
        1,000,000       Monroe County IDA (Highland Hospital of
                        Rochester)                                           5.000            08/01/2022               1,030,550
---------------------------------------------------------------------------------------------------------------------------------
        1,250,000       Monroe County IDA (Highland Hospital of
                        Rochester)                                           5.000            08/01/2025               1,278,150
---------------------------------------------------------------------------------------------------------------------------------
          100,000       Monroe County IDA (Machine Tool Research)            7.750            12/01/2006                 100,586
---------------------------------------------------------------------------------------------------------------------------------
          685,000       Monroe County IDA (Melles Griot)                     9.500            12/01/2009                 689,000
---------------------------------------------------------------------------------------------------------------------------------
          597,000       Monroe County IDA (Morrell/Morrell)                  7.000            12/01/2007                 597,263
---------------------------------------------------------------------------------------------------------------------------------
        2,525,000       Monroe County IDA (Parma Senior Hsg. Assoc.)         6.500            12/01/2042               2,557,724
---------------------------------------------------------------------------------------------------------------------------------
        4,330,000       Monroe County IDA (Piano Works)                      7.625            11/01/2016               4,452,539
---------------------------------------------------------------------------------------------------------------------------------
        2,890,000       Monroe County IDA (Rochester Institute of
                        Technology)                                          5.375            04/01/2029               2,937,309
---------------------------------------------------------------------------------------------------------------------------------
        1,000,000       Monroe County IDA (Southview Towers) 1               6.125            02/01/2020               1,074,820
---------------------------------------------------------------------------------------------------------------------------------
        1,465,000       Monroe County IDA (St. John Fisher College)          5.200            06/01/2019               1,556,724
---------------------------------------------------------------------------------------------------------------------------------
        2,190,000       Monroe County IDA (St. John Fisher College)          5.250            06/01/2026               2,320,502
---------------------------------------------------------------------------------------------------------------------------------
        3,075,000       Monroe County IDA (St. John Fisher College)          5.375            06/01/2024               3,226,259
---------------------------------------------------------------------------------------------------------------------------------
        2,175,000       Monroe County IDA (Summit at Brighton)               5.375            07/01/2032               2,194,227
---------------------------------------------------------------------------------------------------------------------------------
        3,660,000       Monroe County IDA (Summit at Brighton)               5.500            07/01/2027               3,746,413
---------------------------------------------------------------------------------------------------------------------------------
          910,000       Monroe County IDA (Volunteers of America)            5.700            08/01/2018                 925,106
---------------------------------------------------------------------------------------------------------------------------------
        2,745,000       Monroe County IDA (Volunteers of America)            5.750            08/01/2028               2,766,905
---------------------------------------------------------------------------------------------------------------------------------
      650,000,000       Monroe County Tobacco Asset Securitization
                        Corp. (TASC)                                         7.701 3          06/01/2061              11,336,000
---------------------------------------------------------------------------------------------------------------------------------
        2,265,000       Monroe Newpower Corp.                                5.500            01/01/2034               2,377,344
---------------------------------------------------------------------------------------------------------------------------------
          580,000       Monroe Newpower Corp.                                5.625            01/01/2026                 613,872
---------------------------------------------------------------------------------------------------------------------------------
          500,000       Mount Vernon IDA (Kings Court)                       5.200            12/01/2033                 511,495
---------------------------------------------------------------------------------------------------------------------------------
        3,275,000       Mount Vernon IDA (Macedonia Towers)                  5.200            12/01/2033               3,350,292
---------------------------------------------------------------------------------------------------------------------------------
        2,295,000       Mount Vernon IDA (Meadowview)                        6.150            06/01/2019               2,368,853
---------------------------------------------------------------------------------------------------------------------------------


                         5 | ROCHESTER FUND MUNICIPALS

ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                            COUPON           MATURITY                     VALUE
---------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
$       2,600,000       Mount Vernon IDA (Meadowview)                        6.200%           06/01/2029       $       2,669,862
---------------------------------------------------------------------------------------------------------------------------------
        2,100,000       MTA DRIVERS                                          5.825 4          05/15/2013               2,101,134
---------------------------------------------------------------------------------------------------------------------------------
       14,200,000       MTA RITES                                            8.104 4          11/15/2025              17,577,044
---------------------------------------------------------------------------------------------------------------------------------
        1,910,000       MTA RITES                                            8.104 4          11/15/2028               2,259,950
---------------------------------------------------------------------------------------------------------------------------------
       10,000,000       MTA RITES                                            8.104 4          11/15/2030              11,881,000
---------------------------------------------------------------------------------------------------------------------------------
        5,000,000       MTA RITES                                            8.104 4          11/15/2030               5,940,500
---------------------------------------------------------------------------------------------------------------------------------
        2,890,000       MTA RITES                                            8.104 4          11/15/2030               3,433,609
---------------------------------------------------------------------------------------------------------------------------------
        7,500,000       MTA RITES                                            8.104 4          11/15/2031               8,758,650
---------------------------------------------------------------------------------------------------------------------------------
        2,125,000       MTA RITES                                            8.104 4          11/15/2032               2,472,310
---------------------------------------------------------------------------------------------------------------------------------
        2,220,000       MTA Service Contract RITES                           8.604 4          01/01/2024               2,794,270
---------------------------------------------------------------------------------------------------------------------------------
       15,895,000       MTA Service Contract, Series A                       5.125            01/01/2024              16,922,930
---------------------------------------------------------------------------------------------------------------------------------
      162,375,000       MTA Service Contract, Series A                       5.125            01/01/2029             171,331,605
---------------------------------------------------------------------------------------------------------------------------------
       20,000,000       MTA Service Contract, Series A                       5.750            07/01/2031              21,987,000
---------------------------------------------------------------------------------------------------------------------------------
       33,275,000       MTA Service Contract, Series B                       5.250            01/01/2031              35,016,614
---------------------------------------------------------------------------------------------------------------------------------
       32,000,000       MTA, Series A                                        5.000            11/15/2030              33,504,640
---------------------------------------------------------------------------------------------------------------------------------
           20,000       MTA, Series A                                        5.000            11/15/2032                  20,919
---------------------------------------------------------------------------------------------------------------------------------
       52,295,000       MTA, Series A                                        5.000            11/15/2035              54,899,814
---------------------------------------------------------------------------------------------------------------------------------
       42,295,000       MTA, Series A                                        5.125            11/15/2031              44,644,487
---------------------------------------------------------------------------------------------------------------------------------
           25,000       MTA, Series B                                        5.000            01/01/2031                  25,992
---------------------------------------------------------------------------------------------------------------------------------
       54,900,000       MTA, Series B                                        5.000            11/15/2031              57,625,236
---------------------------------------------------------------------------------------------------------------------------------
       20,080,000       MTA, Series B                                        5.250            11/15/2032              21,296,246
---------------------------------------------------------------------------------------------------------------------------------
       34,845,000       MTA, Series E                                        5.250            11/15/2031              37,170,207
---------------------------------------------------------------------------------------------------------------------------------
        3,500,000       MTA, Series F                                        5.000            11/15/2030               3,679,130
---------------------------------------------------------------------------------------------------------------------------------
      146,990,000       MTA, Series F                                        5.000            11/15/2035             153,722,142
---------------------------------------------------------------------------------------------------------------------------------
          802,824       Municipal Assistance Corp. for Troy                  5.733 3          07/15/2021                 438,494
---------------------------------------------------------------------------------------------------------------------------------
        1,218,573       Municipal Assistance Corp. for Troy                  5.741 3          01/15/2022                 650,157
---------------------------------------------------------------------------------------------------------------------------------
          975,000       Nassau County IDA (ALIA-ACDS)                        7.500            06/01/2015               1,057,076
---------------------------------------------------------------------------------------------------------------------------------
        2,975,000       Nassau County IDA (ALIA-ACLD)                        6.250            09/01/2022               3,084,510
---------------------------------------------------------------------------------------------------------------------------------
          225,000       Nassau County IDA (ALIA-ACLD)                        7.125            06/01/2017                 243,338
---------------------------------------------------------------------------------------------------------------------------------
          350,000       Nassau County IDA (ALIA-ACLD)                        7.500            06/01/2015                 379,463
---------------------------------------------------------------------------------------------------------------------------------
        5,830,000       Nassau County IDA (ALIA-CSMR)                        7.000            11/01/2016               6,290,453
---------------------------------------------------------------------------------------------------------------------------------
        3,325,000       Nassau County IDA (ALIA-CSMR)                        7.125            06/01/2017               3,595,988
---------------------------------------------------------------------------------------------------------------------------------
        1,740,000       Nassau County IDA (ALIA-CSMR)                        7.500            06/01/2015               1,886,473
---------------------------------------------------------------------------------------------------------------------------------
          290,000       Nassau County IDA (ALIA-FREE)                        7.125            06/01/2012                 313,954
---------------------------------------------------------------------------------------------------------------------------------
        2,145,000       Nassau County IDA (ALIA-FREE)                        7.500            06/01/2015               2,325,566
---------------------------------------------------------------------------------------------------------------------------------
        4,030,000       Nassau County IDA (ALIA-FREE)                        8.150            06/01/2030               4,382,504
---------------------------------------------------------------------------------------------------------------------------------
        6,415,000       Nassau County IDA (ALIA-FREE)                        8.250            06/01/2032               7,098,390
---------------------------------------------------------------------------------------------------------------------------------
          890,000       Nassau County IDA (ALIA-HH)                          7.125            06/01/2017                 959,785
---------------------------------------------------------------------------------------------------------------------------------
          685,000       Nassau County IDA (ALIA-HHS)                         7.125            06/01/2017                 738,711
---------------------------------------------------------------------------------------------------------------------------------
          220,000       Nassau County IDA (ALIA-LVH)                         7.500            06/01/2015                 238,520
---------------------------------------------------------------------------------------------------------------------------------
          525,000       Nassau County IDA (CNGCS)                            7.500            06/01/2030                 569,195
---------------------------------------------------------------------------------------------------------------------------------
        2,245,000       Nassau County IDA (CNGCS)                            8.150            06/01/2030               2,449,160
---------------------------------------------------------------------------------------------------------------------------------
        5,240,000       Nassau County IDA (Engel Burman Senior Hsg.)         7.750            05/01/2047               5,441,006
---------------------------------------------------------------------------------------------------------------------------------
        3,410,000       Nassau County IDA (Engel Burman Senior Hsg.)         7.750            05/01/2047               3,540,808
---------------------------------------------------------------------------------------------------------------------------------
        5,875,000       Nassau County IDA (Engel Burman Senior Hsg.)         7.750            05/01/2047               6,100,365
---------------------------------------------------------------------------------------------------------------------------------
        6,450,000       Nassau County IDA (Engel Burman Senior Hsg.)         7.750            05/01/2047               6,697,422
---------------------------------------------------------------------------------------------------------------------------------
        9,155,000       Nassau County IDA (Engel Burman Senior Hsg.)         7.750            05/01/2047               9,506,186
---------------------------------------------------------------------------------------------------------------------------------
        3,860,000       Nassau County IDA (Little Village School)            7.500            12/01/2031               4,154,865
---------------------------------------------------------------------------------------------------------------------------------
        3,535,000       Nassau County IDA (New York Water Service
                        Corp.)                                               5.000            12/01/2035               3,685,308
---------------------------------------------------------------------------------------------------------------------------------


                         6 | ROCHESTER FUND MUNICIPALS

ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                            COUPON           MATURITY                     VALUE
---------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
$       2,290,000       Nassau County IDA (North Shore CFGA)                 6.750%           05/01/2024       $       2,333,831
---------------------------------------------------------------------------------------------------------------------------------
        2,759,599       Nassau County IDA (Sharp International) 2,5          7.375            12/01/2007                     276
---------------------------------------------------------------------------------------------------------------------------------
        1,752,588       Nassau County IDA (Sharp International) 2,5          7.375            12/01/2007                     175
---------------------------------------------------------------------------------------------------------------------------------
        2,527,212       Nassau County IDA (Sharp International) 2,5          7.875            12/01/2012                     253
---------------------------------------------------------------------------------------------------------------------------------
        1,597,663       Nassau County IDA (Sharp International) 2,5          7.875            12/01/2012                     160
---------------------------------------------------------------------------------------------------------------------------------
        2,050,000       Nassau County IDA (United Cerebral Palsy)            6.250            11/01/2014               2,059,389
---------------------------------------------------------------------------------------------------------------------------------
       23,980,000       Nassau County IDA (Westbury Senior Living)           7.900            11/01/2031              25,891,686
---------------------------------------------------------------------------------------------------------------------------------
          765,000       Nassau County IDA, Series A-A                        6.000            07/02/2021                 776,590
---------------------------------------------------------------------------------------------------------------------------------
        7,965,000       Nassau County IDA, Series A-B                        6.000            07/01/2021               8,085,670
---------------------------------------------------------------------------------------------------------------------------------
          715,000       Nassau County IDA, Series A-C                        6.000            07/01/2021                 725,832
---------------------------------------------------------------------------------------------------------------------------------
          815,000       Nassau County IDA, Series A-D                        6.000            07/01/2021                 827,347
---------------------------------------------------------------------------------------------------------------------------------
        1,675,000       Nassau County Interim Finance Authority              5.125            11/15/2021               1,694,966
---------------------------------------------------------------------------------------------------------------------------------
        3,000,000       Nassau County Tobacco Settlement Corp.               0.000 6          06/01/2026               2,701,440
---------------------------------------------------------------------------------------------------------------------------------
        2,985,000       Nassau County Tobacco Settlement Corp.               5.000            06/01/2035               3,031,715
---------------------------------------------------------------------------------------------------------------------------------
       65,000,000       Nassau County Tobacco Settlement Corp.               5.125            06/01/2046              66,136,200
---------------------------------------------------------------------------------------------------------------------------------
       20,000,000       Nassau County Tobacco Settlement Corp.               5.820 3          06/01/2046               2,081,400
---------------------------------------------------------------------------------------------------------------------------------
       75,975,000       Nassau County Tobacco Settlement Corp.               6.000 3          06/01/2046               7,031,486
---------------------------------------------------------------------------------------------------------------------------------
      895,215,000       Nassau County Tobacco Settlement Corp.               6.400 3          06/01/2060              28,754,306
---------------------------------------------------------------------------------------------------------------------------------
       40,000,000       Nassau County Tobacco Settlement Corp.               7.351 3          06/01/2060                 860,800
---------------------------------------------------------------------------------------------------------------------------------
       20,000,000       Nassau County Tobacco Settlement Corp. RITES         5.825 4          06/01/2046              20,699,400
---------------------------------------------------------------------------------------------------------------------------------
        7,155,000       Nassau IDA (EBS North Hills LLC)                     7.800            05/01/2045               7,606,767
---------------------------------------------------------------------------------------------------------------------------------
        3,340,000       Nassau IDA (EBS North Hills LLC)                     7.800            05/01/2045               3,550,888
---------------------------------------------------------------------------------------------------------------------------------
        4,290,000       Nassau IDA (EBS North Hills LLC)                     7.800            05/01/2045               4,560,871
---------------------------------------------------------------------------------------------------------------------------------
        6,195,000       Nassau IDA (EBS North Hills LLC)                     7.800            05/01/2045               6,538,761
---------------------------------------------------------------------------------------------------------------------------------
        4,775,000       Nassau IDA (EBS North Hills LLC)                     7.800            05/01/2045               5,076,494
---------------------------------------------------------------------------------------------------------------------------------
        4,775,000       Nassau IDA (EBS North Hills LLC)                     7.800            05/01/2045               5,076,494
---------------------------------------------------------------------------------------------------------------------------------
        2,000,000       New Hartford-Sunset Wood Funding Corp.               5.500            02/01/2029               2,098,600
---------------------------------------------------------------------------------------------------------------------------------
       13,010,000       New Rochelle IDA (College of New Rochelle)           5.250            07/01/2027              13,504,380
---------------------------------------------------------------------------------------------------------------------------------
        6,235,000       New Rochelle IDA (College of New Rochelle)           5.500            07/01/2019               6,548,745
---------------------------------------------------------------------------------------------------------------------------------
        3,670,000       New Rochelle IDA (Soundview Apartments)              5.375            04/01/2036               3,830,783
---------------------------------------------------------------------------------------------------------------------------------
        4,715,000       Newark-Wayne Community Hospital                      5.875            01/15/2033               4,722,780
---------------------------------------------------------------------------------------------------------------------------------
        2,190,000       Newark-Wayne Community Hospital                      7.600            09/01/2015               2,192,497
---------------------------------------------------------------------------------------------------------------------------------
        3,300,000       Niagara County IDA (American Ref-Fuel Company)       5.550            11/15/2024               3,448,533
---------------------------------------------------------------------------------------------------------------------------------
        1,500,000       Niagara County IDA (Niagara University)              5.350            11/01/2023               1,615,815
---------------------------------------------------------------------------------------------------------------------------------
        5,400,000       Niagara County IDA (Niagara University)              5.400            11/01/2031               5,678,100
---------------------------------------------------------------------------------------------------------------------------------
          850,000       Niagara County IDA (Sevenson Hotel)                  6.600            05/01/2007                 851,904
---------------------------------------------------------------------------------------------------------------------------------
        6,500,000       Niagara County IDA (Solid Waste Disposal)            5.625            11/15/2024               6,843,005
---------------------------------------------------------------------------------------------------------------------------------
           20,000       Niagara County Tobacco Asset Securitization
                        Corp.                                                5.750            05/15/2022                  20,898
---------------------------------------------------------------------------------------------------------------------------------
        1,370,000       Niagara County Tobacco Asset Securitization
                        Corp. 1                                              6.250            05/15/2034               1,450,145
---------------------------------------------------------------------------------------------------------------------------------
        6,255,000       Niagara County Tobacco Asset Securitization
                        Corp.                                                6.250            05/15/2040               6,620,918
---------------------------------------------------------------------------------------------------------------------------------
          195,000       Niagara Frontier Transportation Authority
                        (Buffalo Niagara International Airport)              5.000            04/01/2028                 198,340
---------------------------------------------------------------------------------------------------------------------------------
           25,000       Niagara Frontier Transportation Authority
                        (Buffalo Niagara International Airport)              5.625            04/01/2029                  26,261
---------------------------------------------------------------------------------------------------------------------------------
          715,000       North Babylon Volunteer Fire Company                 5.750            08/01/2022                 747,697
---------------------------------------------------------------------------------------------------------------------------------
        1,555,000       North Country Devel. Authority (Clarkson
                        University)                                          5.500            07/01/2019               1,621,259
---------------------------------------------------------------------------------------------------------------------------------
        3,145,000       North Country Devel. Authority (Clarkson
                        University)                                          5.500            07/01/2029               3,265,265
---------------------------------------------------------------------------------------------------------------------------------


                         7 | ROCHESTER FUND MUNICIPALS

ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                            COUPON           MATURITY                     VALUE
---------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
$         260,000       North Tonawanda HDC (Bishop Gibbons Associates)      6.800%           12/15/2007       $         263,006
---------------------------------------------------------------------------------------------------------------------------------
        3,295,000       North Tonawanda HDC (Bishop Gibbons Associates)      7.375            12/15/2021               3,753,104
---------------------------------------------------------------------------------------------------------------------------------
           25,000       Nunda GO                                             8.000            05/01/2010                  28,091
---------------------------------------------------------------------------------------------------------------------------------
       56,030,000       NY Convention Center Devel. Corp. (Hotel Unit
                        Fee)                                                 5.000            11/15/2044              58,583,287
---------------------------------------------------------------------------------------------------------------------------------
          315,000       NY Counties Tobacco Trust I                          6.500            06/01/2035                 336,222
---------------------------------------------------------------------------------------------------------------------------------
        1,295,000       NY Counties Tobacco Trust I (TASC) Fixed
                        Receipts                                             6.225            06/01/2028               1,375,950
---------------------------------------------------------------------------------------------------------------------------------
        3,880,000       NY Counties Tobacco Trust I (TASC) RITES             7.637 4          06/01/2028               4,607,578
---------------------------------------------------------------------------------------------------------------------------------
        2,960,000       NY Counties Tobacco Trust I RITES                    7.224 4          06/01/2035               3,358,801
---------------------------------------------------------------------------------------------------------------------------------
        9,615,000       NY Counties Tobacco Trust I RITES                    7.310 4          06/01/2042              11,057,923
---------------------------------------------------------------------------------------------------------------------------------
       14,900,000       NY Counties Tobacco Trust II RITES                   6.733 4          06/01/2035              15,971,310
---------------------------------------------------------------------------------------------------------------------------------
        5,000,000       NY Counties Tobacco Trust II RITES                   8.556 4          06/01/2043               5,616,150
---------------------------------------------------------------------------------------------------------------------------------
       12,950,000       NY Counties Tobacco Trust II RITES                   8.556 4          06/01/2043              14,545,829
---------------------------------------------------------------------------------------------------------------------------------
          245,000       NY Counties Tobacco Trust III                        6.000            06/01/2043                 261,021
---------------------------------------------------------------------------------------------------------------------------------
        7,000,000       NY Counties Tobacco Trust IV 1                       5.000            06/01/2038               7,085,540
---------------------------------------------------------------------------------------------------------------------------------
        1,500,000       NY Counties Tobacco Trust IV                         5.000            06/01/2042               1,514,085
---------------------------------------------------------------------------------------------------------------------------------
      131,335,000       NY Counties Tobacco Trust IV                         5.920 3          06/01/2050               9,562,501
---------------------------------------------------------------------------------------------------------------------------------
      304,690,000       NY Counties Tobacco Trust IV                         6.395 3          06/01/2055              13,479,486
---------------------------------------------------------------------------------------------------------------------------------
      608,700,000       NY Counties Tobacco Trust IV                         6.816 3          06/01/2060              15,394,023
---------------------------------------------------------------------------------------------------------------------------------
       82,500,000       NY Counties Tobacco Trust IV (TASC) 2                0.000 6          06/01/2041              66,810,975
---------------------------------------------------------------------------------------------------------------------------------
       82,500,000       NY Counties Tobacco Trust IV (TASC) 2                6.650            06/01/2041              15,246,000
---------------------------------------------------------------------------------------------------------------------------------
       12,300,000       NY Counties Tobacco Trust IV RITES                   5.646 4          06/01/2042              12,530,994
---------------------------------------------------------------------------------------------------------------------------------
       10,210,000       NY Counties Tobacco Trust IV RITES                   5.646 4          06/01/2042              10,401,744
---------------------------------------------------------------------------------------------------------------------------------
        5,725,000       NY Counties Tobacco Trust IV RITES                   5.646 4          06/01/2045               5,832,516
---------------------------------------------------------------------------------------------------------------------------------
        8,700,000       NY Counties Tobacco Trust IV RITES                   5.646 4          06/01/2045               8,863,386
---------------------------------------------------------------------------------------------------------------------------------
        1,500,000       NY Counties Tobacco Trust IV RITES                   5.646 4          06/01/2045               1,528,170
---------------------------------------------------------------------------------------------------------------------------------
      212,995,000       NY Counties Tobacco Trust V                          6.043 3          06/01/2038              33,642,560
---------------------------------------------------------------------------------------------------------------------------------
      523,325,000       NY Counties Tobacco Trust V                          6.147 3          06/01/2050              37,977,695
---------------------------------------------------------------------------------------------------------------------------------
      643,195,000       NY Counties Tobacco Trust V                          6.850 3          06/01/2055              25,110,333
---------------------------------------------------------------------------------------------------------------------------------
    3,845,000,000       NY Counties Tobacco Trust V                          7.846 3          06/01/2060              67,518,200
---------------------------------------------------------------------------------------------------------------------------------
        2,500,000       NY Liberty Devel. Corp. (National Sports
                        Museum) 1                                            6.125            02/15/2019               2,590,850
---------------------------------------------------------------------------------------------------------------------------------
       11,745,000       NY TSASC, Inc. (TFABs) 1                             5.125            06/01/2042              11,977,551
---------------------------------------------------------------------------------------------------------------------------------
           25,000       NYC GO                                               0.000 6          03/15/2029                  22,282
---------------------------------------------------------------------------------------------------------------------------------
            5,000       NYC GO                                               5.000            03/15/2021                   5,149
---------------------------------------------------------------------------------------------------------------------------------
        6,000,000       NYC GO                                               5.000            03/01/2024               6,326,460
---------------------------------------------------------------------------------------------------------------------------------
        6,400,000       NYC GO                                               5.000            04/01/2024               6,784,960
---------------------------------------------------------------------------------------------------------------------------------
        9,305,000       NYC GO                                               5.000            08/01/2024               9,856,228
---------------------------------------------------------------------------------------------------------------------------------
        5,000,000       NYC GO                                               5.000            08/01/2024               5,283,100
---------------------------------------------------------------------------------------------------------------------------------
        2,650,000       NYC GO                                               5.000            09/01/2024               2,801,262
---------------------------------------------------------------------------------------------------------------------------------
           25,000       NYC GO                                               5.000            03/01/2025                  26,036
---------------------------------------------------------------------------------------------------------------------------------
       17,515,000       NYC GO                                               5.000            06/01/2025              18,539,803
---------------------------------------------------------------------------------------------------------------------------------
        5,700,000       NYC GO                                               5.000            08/01/2025               6,024,159
---------------------------------------------------------------------------------------------------------------------------------
        3,205,000       NYC GO                                               5.000            11/01/2025               3,366,853
---------------------------------------------------------------------------------------------------------------------------------
        3,000,000       NYC GO                                               5.000            04/01/2026               3,153,720
---------------------------------------------------------------------------------------------------------------------------------
       22,025,000       NYC GO                                               5.000            04/01/2026              23,261,484
---------------------------------------------------------------------------------------------------------------------------------
        6,965,000       NYC GO                                               5.000            06/01/2026               7,361,169
---------------------------------------------------------------------------------------------------------------------------------


                         8 | ROCHESTER FUND MUNICIPALS

ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                            COUPON           MATURITY                     VALUE
---------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
$         415,000       NYC GO                                               5.000%           08/01/2026       $         437,945
---------------------------------------------------------------------------------------------------------------------------------
        3,600,000       NYC GO                                               5.000            08/01/2027               3,796,200
---------------------------------------------------------------------------------------------------------------------------------
        2,500,000       NYC GO                                               5.000            08/01/2028               2,636,250
---------------------------------------------------------------------------------------------------------------------------------
       15,000,000       NYC GO                                               5.000            08/01/2028              15,852,750
---------------------------------------------------------------------------------------------------------------------------------
          110,000       NYC GO                                               5.000            08/15/2028                 112,416
---------------------------------------------------------------------------------------------------------------------------------
        6,000,000       NYC GO                                               5.000            11/01/2028               6,290,460
---------------------------------------------------------------------------------------------------------------------------------
          395,000       NYC GO                                               5.000            03/15/2029                 404,895
---------------------------------------------------------------------------------------------------------------------------------
           20,000       NYC GO                                               5.000            03/15/2029                  20,548
---------------------------------------------------------------------------------------------------------------------------------
        8,000,000       NYC GO                                               5.000            06/01/2029               8,435,600
---------------------------------------------------------------------------------------------------------------------------------
          110,000       NYC GO                                               5.000            10/15/2029                 114,601
---------------------------------------------------------------------------------------------------------------------------------
       74,735,000       NYC GO                                               5.000            03/01/2030              78,251,282
---------------------------------------------------------------------------------------------------------------------------------
       20,000,000       NYC GO                                               5.000            04/01/2030              20,949,200
---------------------------------------------------------------------------------------------------------------------------------
       40,070,000       NYC GO                                               5.000            06/01/2030              41,994,562
---------------------------------------------------------------------------------------------------------------------------------
       36,840,000       NYC GO                                               5.000            08/01/2030              38,631,898
---------------------------------------------------------------------------------------------------------------------------------
        2,000,000       NYC GO                                               5.000            08/01/2030               2,101,760
---------------------------------------------------------------------------------------------------------------------------------
       16,905,000       NYC GO                                               5.000            06/01/2031              17,784,398
---------------------------------------------------------------------------------------------------------------------------------
       25,910,000       NYC GO                                               5.000            08/01/2031              27,276,753
---------------------------------------------------------------------------------------------------------------------------------
           60,000       NYC GO                                               5.000            03/01/2033                  62,146
---------------------------------------------------------------------------------------------------------------------------------
       55,475,000       NYC GO                                               5.000            06/01/2033              58,032,952
---------------------------------------------------------------------------------------------------------------------------------
          115,000       NYC GO                                               5.000            10/15/2033                 119,456
---------------------------------------------------------------------------------------------------------------------------------
       12,455,000       NYC GO                                               5.000            12/01/2033              13,001,650
---------------------------------------------------------------------------------------------------------------------------------
       53,750,000       NYC GO                                               5.000            11/01/2034              56,060,713
---------------------------------------------------------------------------------------------------------------------------------
       30,000,000       NYC GO                                               5.000            03/01/2035              31,329,600
---------------------------------------------------------------------------------------------------------------------------------
       26,670,000       NYC GO                                               5.000            04/01/2035              27,862,416
---------------------------------------------------------------------------------------------------------------------------------
        5,400,000       NYC GO                                               5.000            08/01/2035               5,648,940
---------------------------------------------------------------------------------------------------------------------------------
        4,605,000       NYC GO                                               5.000            08/01/2036               4,836,585
---------------------------------------------------------------------------------------------------------------------------------
           60,000       NYC GO                                               5.100            11/01/2019                  63,316
---------------------------------------------------------------------------------------------------------------------------------
        5,285,000       NYC GO                                               5.100            08/15/2027               5,575,939
---------------------------------------------------------------------------------------------------------------------------------
        1,860,000       NYC GO                                               5.250            08/01/2021               1,903,319
---------------------------------------------------------------------------------------------------------------------------------
        3,710,000       NYC GO                                               5.250            10/15/2021               3,993,370
---------------------------------------------------------------------------------------------------------------------------------
          265,000       NYC GO                                               5.250            08/15/2023                 273,870
---------------------------------------------------------------------------------------------------------------------------------
          530,000       NYC GO                                               5.250            08/01/2024                 544,252
---------------------------------------------------------------------------------------------------------------------------------
            5,000       NYC GO                                               5.250            08/01/2024                   5,163
---------------------------------------------------------------------------------------------------------------------------------
        3,875,000       NYC GO                                               5.250            06/01/2027               4,214,295
---------------------------------------------------------------------------------------------------------------------------------
       29,610,000       NYC GO                                               5.250            06/01/2027              31,277,635
---------------------------------------------------------------------------------------------------------------------------------
          375,000       NYC GO                                               5.250            06/01/2028                 412,373
---------------------------------------------------------------------------------------------------------------------------------
        4,085,000       NYC GO                                               5.250            06/01/2028               4,345,541
---------------------------------------------------------------------------------------------------------------------------------
        1,000,000       NYC GO                                               5.250            09/15/2033               1,063,100
---------------------------------------------------------------------------------------------------------------------------------
        1,735,000       NYC GO                                               5.375            08/01/2017               1,772,615
---------------------------------------------------------------------------------------------------------------------------------
           15,000       NYC GO                                               5.375            08/01/2017                  15,385
---------------------------------------------------------------------------------------------------------------------------------
            5,000       NYC GO                                               5.375            12/01/2026                   5,325
---------------------------------------------------------------------------------------------------------------------------------
       17,700,000       NYC GO 1                                             5.375            12/01/2026              19,208,748
---------------------------------------------------------------------------------------------------------------------------------
           15,000       NYC GO                                               5.375            03/01/2027                  16,567
---------------------------------------------------------------------------------------------------------------------------------
            5,000       NYC GO                                               5.375            03/01/2027                   5,361
---------------------------------------------------------------------------------------------------------------------------------
          515,000       NYC GO                                               5.375            08/01/2027                 532,937
---------------------------------------------------------------------------------------------------------------------------------
        1,115,000       NYC GO 1                                             5.375            03/15/2028               1,216,755
---------------------------------------------------------------------------------------------------------------------------------
       17,845,000       NYC GO                                               5.375            06/01/2032              19,521,181
---------------------------------------------------------------------------------------------------------------------------------
       37,945,000       NYC GO                                               5.375            06/01/2032              40,280,515
---------------------------------------------------------------------------------------------------------------------------------
       11,500,000       NYC GO                                               5.500            08/01/2020              12,576,515
---------------------------------------------------------------------------------------------------------------------------------
       11,860,000       NYC GO                                               5.500            08/01/2021              12,962,743
---------------------------------------------------------------------------------------------------------------------------------
          405,000       NYC GO                                               5.500            06/01/2028                 445,626
---------------------------------------------------------------------------------------------------------------------------------


                         9 | ROCHESTER FUND MUNICIPALS

ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                            COUPON           MATURITY                     VALUE
---------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
$         850,000       NYC GO                                               5.500%           06/01/2028       $         910,920
---------------------------------------------------------------------------------------------------------------------------------
            5,000       NYC GO                                               5.500            12/01/2031                   5,381
---------------------------------------------------------------------------------------------------------------------------------
        4,155,000       NYC GO 1                                             5.500            12/01/2031               4,547,897
---------------------------------------------------------------------------------------------------------------------------------
          970,000       NYC GO                                               5.500            11/15/2037               1,001,098
---------------------------------------------------------------------------------------------------------------------------------
        3,705,000       NYC GO                                               5.500            11/15/2037               3,809,629
---------------------------------------------------------------------------------------------------------------------------------
            5,000       NYC GO                                               5.750            02/01/2020                   5,076
---------------------------------------------------------------------------------------------------------------------------------
        1,500,000       NYC GO                                               5.750            03/01/2020               1,688,715
---------------------------------------------------------------------------------------------------------------------------------
        1,400,000       NYC GO                                               5.875            08/01/2024               1,423,618
---------------------------------------------------------------------------------------------------------------------------------
            5,000       NYC GO                                               5.950            08/01/2014                   5,236
---------------------------------------------------------------------------------------------------------------------------------
       12,880,000       NYC GO                                               6.000            01/15/2021              14,391,082
---------------------------------------------------------------------------------------------------------------------------------
           40,000       NYC GO                                               6.154 3          10/01/2012                  32,038
---------------------------------------------------------------------------------------------------------------------------------
          200,000       NYC GO                                               6.343 3          05/15/2012                 162,264
---------------------------------------------------------------------------------------------------------------------------------
          335,000       NYC GO                                               6.350            05/15/2014                 351,549
---------------------------------------------------------------------------------------------------------------------------------
           20,000       NYC GO                                               7.000            02/01/2010                  20,213
---------------------------------------------------------------------------------------------------------------------------------
           15,000       NYC GO                                               7.250            08/15/2024                  15,042
---------------------------------------------------------------------------------------------------------------------------------
            5,000       NYC GO                                               7.750            08/15/2028                   5,074
---------------------------------------------------------------------------------------------------------------------------------
          100,000       NYC GO DIAMONDS                                      0.000 6          08/01/2025                  97,108
---------------------------------------------------------------------------------------------------------------------------------
          150,000       NYC GO PRAMS                                         0.000 6          08/01/2022                 145,769
---------------------------------------------------------------------------------------------------------------------------------
          837,000       NYC GO RIBS                                          8.735 4          08/12/2010                 850,283
---------------------------------------------------------------------------------------------------------------------------------
          837,000       NYC GO RIBS                                          8.735 4          09/01/2011                 850,509
---------------------------------------------------------------------------------------------------------------------------------
        1,045,000       NYC HDC (Barclay Avenue)                             6.450            04/01/2017               1,065,116
---------------------------------------------------------------------------------------------------------------------------------
        4,055,000       NYC HDC (Barclay Avenue)                             6.600            04/01/2033               4,139,425
---------------------------------------------------------------------------------------------------------------------------------
          278,878       NYC HDC (Bay Towers)                                 6.500            08/15/2017                 293,463
---------------------------------------------------------------------------------------------------------------------------------
          353,557       NYC HDC (Bridgeview III)                             6.500            12/15/2017                 372,048
---------------------------------------------------------------------------------------------------------------------------------
          997,847       NYC HDC (Cadman Towers)                              6.500            11/15/2018               1,050,054
---------------------------------------------------------------------------------------------------------------------------------
          142,058       NYC HDC (Candia House)                               6.500            06/15/2018                 149,471
---------------------------------------------------------------------------------------------------------------------------------
          235,857       NYC HDC (Contello III)                               7.000            12/15/2018                 248,247
---------------------------------------------------------------------------------------------------------------------------------
          836,617       NYC HDC (Court Plaza)                                6.500            08/15/2017                 880,372
---------------------------------------------------------------------------------------------------------------------------------
        2,763,574       NYC HDC (East Midtown Plaza)                         6.500            11/15/2018               2,908,164
---------------------------------------------------------------------------------------------------------------------------------
           64,211       NYC HDC (Essex Terrace)                              6.500            07/15/2018                  67,562
---------------------------------------------------------------------------------------------------------------------------------
          379,595       NYC HDC (Forest Park Crescent)                       6.500            12/15/2017                 399,395
---------------------------------------------------------------------------------------------------------------------------------
          305,843       NYC HDC (Kingsbridge Arms)                           6.500            08/15/2017                 321,839
---------------------------------------------------------------------------------------------------------------------------------
        6,470,000       NYC HDC (Multifamily Hsg.)                           4.750            11/01/2035               6,567,632
---------------------------------------------------------------------------------------------------------------------------------
        3,185,000       NYC HDC (Multifamily Hsg.)                           5.050            11/01/2039               3,255,197
---------------------------------------------------------------------------------------------------------------------------------
        8,500,000       NYC HDC (Multifamily Hsg.)                           5.250            11/01/2030               8,953,135
---------------------------------------------------------------------------------------------------------------------------------
        3,000,000       NYC HDC (Multifamily Hsg.), Series A                 5.500            11/01/2034               3,111,420
---------------------------------------------------------------------------------------------------------------------------------
       10,470,000       NYC HDC (Multifamily Hsg.), Series A                 5.600            11/01/2042              10,891,941
---------------------------------------------------------------------------------------------------------------------------------
       14,250,000       NYC HDC (Multifamily Hsg.), Series B 7               5.350            05/01/2049              14,870,445
---------------------------------------------------------------------------------------------------------------------------------
       11,250,000       NYC HDC (Multifamily Hsg.), Series C                 5.050            11/01/2036              11,689,988
---------------------------------------------------------------------------------------------------------------------------------
        8,365,000       NYC HDC (Multifamily Hsg.), Series C                 5.125            05/01/2040               8,645,144
---------------------------------------------------------------------------------------------------------------------------------
          330,000       NYC HDC (Multifamily Hsg.), Series C                 5.700            05/01/2031                 341,375
---------------------------------------------------------------------------------------------------------------------------------
        1,000,000       NYC HDC (Multifamily Hsg.), Series E                 5.200            11/01/2033               1,026,970
---------------------------------------------------------------------------------------------------------------------------------
       11,000,000       NYC HDC (Multifamily Hsg.), Series E-1               4.950            11/01/2033              11,422,070
---------------------------------------------------------------------------------------------------------------------------------
        2,155,000       NYC HDC (Multifamily Hsg.), Series F                 5.200            11/01/2032               2,213,120
---------------------------------------------------------------------------------------------------------------------------------
        1,345,000       NYC HDC (Multifamily Hsg.), Series H-2               5.200            11/01/2038               1,375,854
---------------------------------------------------------------------------------------------------------------------------------
        3,400,000       NYC HDC (Multifamily Hsg.), Series H-2               5.250            05/01/2046               3,478,064
---------------------------------------------------------------------------------------------------------------------------------
       15,510,000       NYC HDC (Multifamily Hsg.), Series I-2               5.200            11/01/2038              15,886,738
---------------------------------------------------------------------------------------------------------------------------------
       15,000,000       NYC HDC (Progress of Peoples Devel.)                 4.950            05/15/2036              15,271,650
---------------------------------------------------------------------------------------------------------------------------------
          190,344       NYC HDC (Rosalie Manning Apartments)                 7.034            11/15/2018                 200,348
---------------------------------------------------------------------------------------------------------------------------------
          691,171       NYC HDC (Seaview Towers)                             6.500            01/15/2018                 727,236
---------------------------------------------------------------------------------------------------------------------------------


                         10 | ROCHESTER FUND MUNICIPALS

ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                            COUPON           MATURITY                     VALUE
---------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
$         286,455       NYC HDC (St. Martin Tower)                           6.500%           11/15/2018       $         301,442
---------------------------------------------------------------------------------------------------------------------------------
        1,315,547       NYC HDC (Tivoli Towers)                              6.500            01/15/2018               1,383,311
---------------------------------------------------------------------------------------------------------------------------------
          196,297       NYC HDC (Westview Apartments)                        6.500            10/15/2017                 206,564
---------------------------------------------------------------------------------------------------------------------------------
        2,750,000       NYC HDC, Series C                                    5.000            11/01/2026               2,833,930
---------------------------------------------------------------------------------------------------------------------------------
        1,000,000       NYC Health & Hospital Corp.                          5.375            02/15/2026               1,046,430
---------------------------------------------------------------------------------------------------------------------------------
        5,875,000       NYC Health & Hospital Corp. RITES                    8.134 4          02/15/2020               6,786,800
---------------------------------------------------------------------------------------------------------------------------------
        1,165,000       NYC IDA (A Very Special Place)                       5.750            01/01/2029               1,163,427
---------------------------------------------------------------------------------------------------------------------------------
        3,535,000       NYC IDA (Acme Architectural Products)                6.375            11/01/2019               3,549,140
---------------------------------------------------------------------------------------------------------------------------------
       33,455,000       NYC IDA (Airis JFK I/JFK International Airport)      5.500            07/01/2028              34,469,021
---------------------------------------------------------------------------------------------------------------------------------
       20,745,000       NYC IDA (Airis JFK I/JFK International Airport)      6.000            07/01/2027              21,435,186
---------------------------------------------------------------------------------------------------------------------------------
          305,000       NYC IDA (Allied Metal)                               6.375            12/01/2014                 311,524
---------------------------------------------------------------------------------------------------------------------------------
          940,000       NYC IDA (Allied Metal)                               7.125            12/01/2027                 969,488
---------------------------------------------------------------------------------------------------------------------------------
        3,250,000       NYC IDA (Amboy Properties)                           6.750            06/01/2020               3,149,510
---------------------------------------------------------------------------------------------------------------------------------
        2,595,000       NYC IDA (American Airlines)                          5.400            07/01/2019               2,423,315
---------------------------------------------------------------------------------------------------------------------------------
       29,935,000       NYC IDA (American Airlines) 1                        5.400            07/01/2020              27,854,817
---------------------------------------------------------------------------------------------------------------------------------
       38,410,000       NYC IDA (American Airlines)                          6.900            08/01/2024              38,417,298
---------------------------------------------------------------------------------------------------------------------------------
      331,800,000       NYC IDA (American Airlines)                          8.500            08/01/2028             383,351,766
---------------------------------------------------------------------------------------------------------------------------------
        1,000,000       NYC IDA (American National Red Cross)                5.000            02/01/2036               1,054,500
---------------------------------------------------------------------------------------------------------------------------------
          485,000       NYC IDA (Atlantic Paste & Glue Company)              6.000            11/01/2007                 486,358
---------------------------------------------------------------------------------------------------------------------------------
        4,620,000       NYC IDA (Atlantic Paste & Glue Company)              6.625            11/01/2019               4,723,627
---------------------------------------------------------------------------------------------------------------------------------
        1,160,000       NYC IDA (Atlantic Veal & Lamb)                       8.375            12/01/2016               1,198,326
---------------------------------------------------------------------------------------------------------------------------------
          535,000       NYC IDA (Baco Enterprises)                           7.500            11/01/2011                 556,593
---------------------------------------------------------------------------------------------------------------------------------
        1,685,000       NYC IDA (Baco Enterprises)                           8.500            11/01/2021               1,792,840
---------------------------------------------------------------------------------------------------------------------------------
          155,000       NYC IDA (Bark Frameworks)                            6.000            11/01/2007                 153,703
---------------------------------------------------------------------------------------------------------------------------------
        1,500,000       NYC IDA (Bark Frameworks)                            6.750            11/01/2019               1,443,270
---------------------------------------------------------------------------------------------------------------------------------
       10,705,000       NYC IDA (Berkeley Carroll School)                    6.100            11/01/2028              10,707,462
---------------------------------------------------------------------------------------------------------------------------------
        5,500,000       NYC IDA (Beth Abraham Health Services)               6.500            02/15/2022               5,963,155
---------------------------------------------------------------------------------------------------------------------------------
        1,035,000       NYC IDA (Beth Abraham Health Services)               6.500            11/15/2027               1,114,705
---------------------------------------------------------------------------------------------------------------------------------
        4,220,000       NYC IDA (Beth Abraham Health Services)               6.500            11/15/2034               4,511,096
---------------------------------------------------------------------------------------------------------------------------------
       49,110,000       NYC IDA (British Airways)                            5.250            12/01/2032              47,466,288
---------------------------------------------------------------------------------------------------------------------------------
       34,165,000       NYC IDA (British Airways)                            7.625            12/01/2032              38,304,773
---------------------------------------------------------------------------------------------------------------------------------
       85,795,000       NYC IDA (Brooklyn Navy Yard Cogeneration
                        Partners)                                            5.650            10/01/2028              86,392,133
---------------------------------------------------------------------------------------------------------------------------------
      143,510,000       NYC IDA (Brooklyn Navy Yard Cogeneration
                        Partners)                                            5.750            10/01/2036             144,983,848
---------------------------------------------------------------------------------------------------------------------------------
       21,105,000       NYC IDA (Brooklyn Navy Yard Cogeneration
                        Partners)                                            6.200            10/01/2022              22,710,668
---------------------------------------------------------------------------------------------------------------------------------
       16,205,000       NYC IDA (Calhoun School)                             6.625            12/01/2034              17,208,738
---------------------------------------------------------------------------------------------------------------------------------
        4,145,000       NYC IDA (Calhoun School)                             6.625            12/01/2034               4,432,539
---------------------------------------------------------------------------------------------------------------------------------
        2,895,000       NYC IDA (Center for Elimination of Family
                        Violence)                                            7.375            11/01/2036               2,941,291
---------------------------------------------------------------------------------------------------------------------------------
        2,235,000       NYC IDA (Chardan Corp.)                              7.750            11/01/2020               2,248,946
---------------------------------------------------------------------------------------------------------------------------------
        2,500,000       NYC IDA (College of Aeronautics)                     5.450            05/01/2018               2,574,025
---------------------------------------------------------------------------------------------------------------------------------
        9,600,000       NYC IDA (College of Aeronautics)                     5.500            05/01/2028               9,836,160
---------------------------------------------------------------------------------------------------------------------------------
        2,505,000       NYC IDA (College of New Rochelle)                    5.750            09/01/2017               2,592,625
---------------------------------------------------------------------------------------------------------------------------------
        2,975,000       NYC IDA (College of New Rochelle)                    5.800            09/01/2026               3,080,256
---------------------------------------------------------------------------------------------------------------------------------
        2,040,000       NYC IDA (Community Hospital of Brooklyn)             6.875            11/01/2010               2,060,053
---------------------------------------------------------------------------------------------------------------------------------
        1,490,000       NYC IDA (Comprehensive Care Management)              6.000            05/01/2026               1,531,005
---------------------------------------------------------------------------------------------------------------------------------
        3,145,000       NYC IDA (Comprehensive Care Management)              6.125            11/01/2035               3,226,550
---------------------------------------------------------------------------------------------------------------------------------
        3,975,000       NYC IDA (Comprehensive Care Management)              6.375            11/01/2028               4,075,011
---------------------------------------------------------------------------------------------------------------------------------
        1,575,000       NYC IDA (Comprehensive Care Management)              6.375            11/01/2028               1,597,019
---------------------------------------------------------------------------------------------------------------------------------
        1,770,000       NYC IDA (Comprehensive Care Management)              7.875            12/01/2016               1,829,419
---------------------------------------------------------------------------------------------------------------------------------


                         11 | ROCHESTER FUND MUNICIPALS

ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                            COUPON           MATURITY                     VALUE
---------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
$       1,110,000       NYC IDA (Comprehensive Care Management)              8.000%           12/01/2011       $       1,114,762
---------------------------------------------------------------------------------------------------------------------------------
        1,500,000       NYC IDA (Continental Airlines)                       7.250            11/01/2008               1,536,630
---------------------------------------------------------------------------------------------------------------------------------
        4,685,000       NYC IDA (Continental Airlines)                       8.375            11/01/2016               5,189,856
---------------------------------------------------------------------------------------------------------------------------------
          380,000       NYC IDA (Dioni)                                      6.000            11/01/2007                 382,546
---------------------------------------------------------------------------------------------------------------------------------
        3,600,000       NYC IDA (Dioni)                                      6.625            11/01/2019               3,721,140
---------------------------------------------------------------------------------------------------------------------------------
        1,000,000       NYC IDA (Eger Harbor House)                          5.875            05/20/2044               1,121,320
---------------------------------------------------------------------------------------------------------------------------------
        5,500,000       NYC IDA (Family Support Systems)                     7.500            11/01/2034               5,679,685
---------------------------------------------------------------------------------------------------------------------------------
        7,315,000       NYC IDA (Friends Seminary School)                    7.125            09/15/2031               7,870,282
---------------------------------------------------------------------------------------------------------------------------------
        3,280,000       NYC IDA (Gabrielli Truck Sales)                      8.125            12/01/2017               3,432,356
---------------------------------------------------------------------------------------------------------------------------------
        2,265,000       NYC IDA (Gateway School of NY)                       6.500            11/01/2019               2,419,677
---------------------------------------------------------------------------------------------------------------------------------
       14,350,000       NYC IDA (General Motors Corp.) 1                     5.125            12/30/2023              13,224,960
---------------------------------------------------------------------------------------------------------------------------------
        1,900,000       NYC IDA (Global Country World Peace)                 7.250            11/01/2025               1,916,606
---------------------------------------------------------------------------------------------------------------------------------
        1,800,000       NYC IDA (Global Country World Peace)                 7.250            11/01/2025               1,800,036
---------------------------------------------------------------------------------------------------------------------------------
        2,175,000       NYC IDA (Good Shepherd Services)                     5.875            06/01/2014               2,237,575
---------------------------------------------------------------------------------------------------------------------------------
          260,000       NYC IDA (Herbert G. Birch Childhood Project)         7.375            02/01/2009                 262,496
---------------------------------------------------------------------------------------------------------------------------------
        2,195,000       NYC IDA (Herbert G. Birch Childhood Project)         8.375            02/01/2022               2,271,210
---------------------------------------------------------------------------------------------------------------------------------
        1,000,000       NYC IDA (Independent Living Assoc.)                  6.200            07/01/2020               1,014,380
---------------------------------------------------------------------------------------------------------------------------------
        1,000,000       NYC IDA (Institute of International Education)       5.250            09/01/2021               1,055,540
---------------------------------------------------------------------------------------------------------------------------------
        3,000,000       NYC IDA (Institute of International Education)       5.250            09/01/2031               3,142,050
---------------------------------------------------------------------------------------------------------------------------------
        1,605,000       NYC IDA (Julia Gray)                                 7.500            11/01/2020               1,691,317
---------------------------------------------------------------------------------------------------------------------------------
          805,000       NYC IDA (Just Bagels Manufacturing)                  8.500            11/01/2016                 886,949
---------------------------------------------------------------------------------------------------------------------------------
        1,010,000       NYC IDA (Just Bagels Manufacturing)                  8.750            11/01/2026               1,108,798
---------------------------------------------------------------------------------------------------------------------------------
        1,035,000       NYC IDA (L&M Optical Disc)                           7.125            11/01/2010               1,036,128
---------------------------------------------------------------------------------------------------------------------------------
        7,000,000       NYC IDA (Liberty-7 World Trade Center) 2             6.750            03/01/2015               7,535,080
---------------------------------------------------------------------------------------------------------------------------------
       16,600,000       NYC IDA (Liberty-IAC/Interactive Corp.) 1            5.000            09/01/2035              16,904,444
---------------------------------------------------------------------------------------------------------------------------------
        3,025,000       NYC IDA (Little Red Schoolhouse)                     6.750            11/01/2018               3,192,131
---------------------------------------------------------------------------------------------------------------------------------
          390,000       NYC IDA (Lucky Polyethylene Manufacturing
                        Company)                                             7.000            11/01/2009                 384,926
---------------------------------------------------------------------------------------------------------------------------------
        2,995,000       NYC IDA (Lucky Polyethylene Manufacturing
                        Company)                                             7.800            11/01/2024               2,955,346
---------------------------------------------------------------------------------------------------------------------------------
        2,000,000       NYC IDA (Lycee Francais De New York)                 5.375            06/01/2023               2,098,220
---------------------------------------------------------------------------------------------------------------------------------
       23,000,000       NYC IDA (Magen David Yeshivah)                       5.700            06/15/2027              24,744,780
---------------------------------------------------------------------------------------------------------------------------------
          680,000       NYC IDA (Marymount School of NY)                     5.125            09/01/2021                 708,914
---------------------------------------------------------------------------------------------------------------------------------
        3,960,000       NYC IDA (Marymount School of NY)                     5.250            09/01/2031               4,228,607
---------------------------------------------------------------------------------------------------------------------------------
       19,335,000       NYC IDA (MediSys Health Network)                     6.250            03/15/2024              18,286,656
---------------------------------------------------------------------------------------------------------------------------------
        1,450,000       NYC IDA (Mesorah Publications)                       6.450            02/01/2011               1,489,194
---------------------------------------------------------------------------------------------------------------------------------
        4,790,000       NYC IDA (Mesorah Publications)                       6.950            02/01/2021               5,002,580
---------------------------------------------------------------------------------------------------------------------------------
        3,200,000       NYC IDA (Metropolitan College of New York)           5.750            03/01/2020               3,168,896
---------------------------------------------------------------------------------------------------------------------------------
        2,275,000       NYC IDA (Morrisons Pastry)                           6.500            11/01/2019               2,293,200
---------------------------------------------------------------------------------------------------------------------------------
          375,000       NYC IDA (NYC Outward Bound Center)                   7.250            11/01/2010                 375,563
---------------------------------------------------------------------------------------------------------------------------------
           25,000       NYC IDA (NYU)                                        5.000            07/01/2041                  25,695
---------------------------------------------------------------------------------------------------------------------------------
          505,000       NYC IDA (NYU)                                        5.000            07/01/2041                 519,039
---------------------------------------------------------------------------------------------------------------------------------
          290,000       NYC IDA (Paradise Products)                          7.125            11/01/2007                 292,946
---------------------------------------------------------------------------------------------------------------------------------
        4,475,000       NYC IDA (Paradise Products)                          8.250            11/01/2022               4,665,859
---------------------------------------------------------------------------------------------------------------------------------
          470,000       NYC IDA (Petrocelli Electric)                        7.250            11/01/2007                 478,498
---------------------------------------------------------------------------------------------------------------------------------
          170,000       NYC IDA (Petrocelli Electric)                        7.250            11/01/2008                 175,051
---------------------------------------------------------------------------------------------------------------------------------
        3,780,000       NYC IDA (Petrocelli Electric)                        8.000            11/01/2017               3,943,674
---------------------------------------------------------------------------------------------------------------------------------
          940,000       NYC IDA (Petrocelli Electric)                        8.000            11/01/2018                 991,474
---------------------------------------------------------------------------------------------------------------------------------
        6,410,000       NYC IDA (Polytechnic University)                     6.000            11/01/2020               6,780,434
---------------------------------------------------------------------------------------------------------------------------------
       34,050,000       NYC IDA (Polytechnic University)                     6.125            11/01/2030              35,992,212
---------------------------------------------------------------------------------------------------------------------------------
        2,240,000       NYC IDA (Precision Gear)                             6.375            11/01/2024               2,278,013
---------------------------------------------------------------------------------------------------------------------------------


                         12 | ROCHESTER FUND MUNICIPALS

ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                            COUPON           MATURITY                     VALUE
---------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
$       1,910,000       NYC IDA (Precision Gear)                             6.375%           11/01/2024       $       1,942,413
---------------------------------------------------------------------------------------------------------------------------------
          930,000       NYC IDA (Precision Gear)                             7.625            11/01/2024                 995,918
---------------------------------------------------------------------------------------------------------------------------------
        4,100,000       NYC IDA (PSCH)                                       6.375            07/01/2033               4,394,011
---------------------------------------------------------------------------------------------------------------------------------
        8,000,000       NYC IDA (Queens Baseball Stadium)                    5.000            01/01/2039               8,463,360
---------------------------------------------------------------------------------------------------------------------------------
       14,000,000       NYC IDA (Queens Baseball Stadium)                    5.000            01/01/2046              14,722,960
---------------------------------------------------------------------------------------------------------------------------------
        6,800,000       NYC IDA (Reece School)                               7.500            12/01/2037               6,884,116
---------------------------------------------------------------------------------------------------------------------------------
        2,300,000       NYC IDA (Reece School)                               7.500            12/01/2037               2,300,437
---------------------------------------------------------------------------------------------------------------------------------
        2,615,000       NYC IDA (Riverdale Terrace Hsg. Devel. Fund)         6.250            11/01/2014               2,559,510
---------------------------------------------------------------------------------------------------------------------------------
        8,595,000       NYC IDA (Riverdale Terrace Hsg. Devel. Fund)         6.750            11/01/2028               8,555,549
---------------------------------------------------------------------------------------------------------------------------------
        1,030,000       NYC IDA (Sahadi Fine Foods)                          6.250            11/01/2009               1,036,870
---------------------------------------------------------------------------------------------------------------------------------
        4,085,000       NYC IDA (Sahadi Fine Foods)                          6.750            11/01/2019               4,092,230
---------------------------------------------------------------------------------------------------------------------------------
          875,000       NYC IDA (Services for the Underserved\Young
                        Adult Institute Obligated Group)                     5.000            07/01/2026                 905,336
---------------------------------------------------------------------------------------------------------------------------------
        4,380,000       NYC IDA (Showman Fabricators)                        7.500            11/01/2028               4,452,051
---------------------------------------------------------------------------------------------------------------------------------
        3,420,000       NYC IDA (South Bronx Overall Economic Devel.)        8.625            12/01/2025               3,533,270
---------------------------------------------------------------------------------------------------------------------------------
        1,625,000       NYC IDA (Special Needs Facilities Pooled
                        Program)                                             4.750            07/01/2020               1,656,980
---------------------------------------------------------------------------------------------------------------------------------
        4,255,000       NYC IDA (Special Needs Facilities Pooled
                        Program)                                             6.650            07/01/2023               4,602,038
---------------------------------------------------------------------------------------------------------------------------------
        7,010,000       NYC IDA (Special Needs Facilities Pooled
                        Program)                                             7.875            08/01/2025               7,479,390
---------------------------------------------------------------------------------------------------------------------------------
        5,115,000       NYC IDA (St. Bernard's School)                       7.000            12/01/2021               5,281,698
---------------------------------------------------------------------------------------------------------------------------------
        1,550,000       NYC IDA (St. Francis College)                        5.000            10/01/2034               1,605,614
---------------------------------------------------------------------------------------------------------------------------------
           10,000       NYC IDA (Staten Island University Hospital)          6.375            07/01/2031                  10,228
---------------------------------------------------------------------------------------------------------------------------------
        4,495,000       NYC IDA (Staten Island University Hospital)          6.375            07/01/2031               4,597,396
---------------------------------------------------------------------------------------------------------------------------------
        1,485,000       NYC IDA (Staten Island University Hospital)          6.450            07/01/2032               1,564,804
---------------------------------------------------------------------------------------------------------------------------------
          585,000       NYC IDA (Streamline Plastics)                        7.750            12/01/2015                 592,301
---------------------------------------------------------------------------------------------------------------------------------
        1,275,000       NYC IDA (Streamline Plastics)                        8.125            12/01/2025               1,298,473
---------------------------------------------------------------------------------------------------------------------------------
          910,000       NYC IDA (Surprise Plastics)                          7.500            11/01/2013                 882,163
---------------------------------------------------------------------------------------------------------------------------------
        2,480,000       NYC IDA (Surprise Plastics) 1                        8.500            11/01/2023               2,421,075
---------------------------------------------------------------------------------------------------------------------------------
        5,245,000       NYC IDA (Terminal One Group Assoc.)                  5.500            01/01/2020               5,704,357
---------------------------------------------------------------------------------------------------------------------------------
        7,750,000       NYC IDA (Terminal One Group Assoc.)                  5.500            01/01/2021               8,422,545
---------------------------------------------------------------------------------------------------------------------------------
       11,390,000       NYC IDA (Terminal One Group Assoc.)                  5.500            01/01/2024              12,324,322
---------------------------------------------------------------------------------------------------------------------------------
          380,000       NYC IDA (The Bank Street College)                    5.250            12/01/2021                 405,677
---------------------------------------------------------------------------------------------------------------------------------
        1,000,000       NYC IDA (The Bank Street College)                    5.250            12/01/2030               1,053,930
---------------------------------------------------------------------------------------------------------------------------------
       10,000,000       NYC IDA (The Child School)                           7.550            06/01/2033              10,802,400
---------------------------------------------------------------------------------------------------------------------------------
          325,000       NYC IDA (Therapy & Learning Center)                  7.500            10/01/2011                 346,808
---------------------------------------------------------------------------------------------------------------------------------
        3,735,000       NYC IDA (Therapy & Learning Center)                  8.250            10/01/2031               4,041,270
---------------------------------------------------------------------------------------------------------------------------------
          300,000       NYC IDA (THR Products Corp.)                         7.250            11/01/2010                 307,416
---------------------------------------------------------------------------------------------------------------------------------
        1,085,000       NYC IDA (THR Products Corp.)                         8.250            11/01/2020               1,141,290
---------------------------------------------------------------------------------------------------------------------------------
        4,325,000       NYC IDA (Touro College)                              6.350            06/01/2029               4,577,667
---------------------------------------------------------------------------------------------------------------------------------
        4,485,000       NYC IDA (Ulano)                                      6.900            11/01/2019               4,488,857
---------------------------------------------------------------------------------------------------------------------------------
        1,000,000       NYC IDA (United Nations School)                      6.350            12/01/2015               1,031,540
---------------------------------------------------------------------------------------------------------------------------------
          735,000       NYC IDA (Urban Health Plan)                          6.250            09/15/2009                 750,567
---------------------------------------------------------------------------------------------------------------------------------
        9,830,000       NYC IDA (Urban Health Plan)                          7.050            09/15/2026              10,328,774
---------------------------------------------------------------------------------------------------------------------------------
        3,640,000       NYC IDA (Urban Resource Institute)                   7.375            11/01/2033               3,876,855
---------------------------------------------------------------------------------------------------------------------------------
           40,000       NYC IDA (Utleys)                                     6.625            11/01/2006                  39,986
---------------------------------------------------------------------------------------------------------------------------------
        1,335,000       NYC IDA (Utleys)                                     7.375            11/01/2023               1,331,729
---------------------------------------------------------------------------------------------------------------------------------
          365,000       NYC IDA (Van Blarcom Closures)                       7.125            11/01/2007                 372,128
---------------------------------------------------------------------------------------------------------------------------------
        2,965,000       NYC IDA (Van Blarcom Closures)                       8.000            11/01/2017               3,114,703
---------------------------------------------------------------------------------------------------------------------------------
       20,000,000       NYC IDA (Visy Paper)                                 7.800            01/01/2016              20,453,800
---------------------------------------------------------------------------------------------------------------------------------
       70,500,000       NYC IDA (Visy Paper)                                 7.950            01/01/2028              72,108,105
---------------------------------------------------------------------------------------------------------------------------------
        1,930,000       NYC IDA (Vocational Instruction)                     7.750            02/01/2033               1,856,814
---------------------------------------------------------------------------------------------------------------------------------
          435,000       NYC IDA (W & W Jewelers)                             7.250            02/01/2011                 449,899
---------------------------------------------------------------------------------------------------------------------------------


                         13 | ROCHESTER FUND MUNICIPALS

ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                            COUPON           MATURITY                     VALUE
---------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
$       1,555,000       NYC IDA (W & W Jewelers)                             8.250%           02/01/2021       $       1,650,664
---------------------------------------------------------------------------------------------------------------------------------
        5,930,000       NYC IDA (Weizmann Institute)                         5.900            11/01/2034               6,080,385
---------------------------------------------------------------------------------------------------------------------------------
        2,900,000       NYC IDA (Weizmann Institute)                         5.900            11/01/2034               2,901,392
---------------------------------------------------------------------------------------------------------------------------------
        3,370,000       NYC IDA (Westchester Square Medical Center)          8.000            11/01/2010               3,470,662
---------------------------------------------------------------------------------------------------------------------------------
        6,160,000       NYC IDA (Westchester Square Medical Center)          8.375            11/01/2015               6,483,893
---------------------------------------------------------------------------------------------------------------------------------
        1,660,000       NYC IDA (World Casing Corp.)                         6.700            11/01/2019               1,635,565
---------------------------------------------------------------------------------------------------------------------------------
        7,500,000       NYC IDA (Yankee Stadium)                             5.000            03/01/2031               7,973,175
---------------------------------------------------------------------------------------------------------------------------------
       20,000,000       NYC IDA (Yankee Stadium)                             5.000            03/01/2046              21,021,400
---------------------------------------------------------------------------------------------------------------------------------
        5,000,000       NYC IDA (YMCA of Greater NY)                         5.000            08/01/2036               5,206,800
---------------------------------------------------------------------------------------------------------------------------------
        9,000,000       NYC IDA Special Facilities (JFK International
                        Airport)                                             8.000            08/01/2012              10,148,490
---------------------------------------------------------------------------------------------------------------------------------
       10,000,000       NYC Municipal Water Finance Authority                5.000            06/15/2029              10,403,100
---------------------------------------------------------------------------------------------------------------------------------
           65,000       NYC Municipal Water Finance Authority                5.000            06/15/2029                  67,268
---------------------------------------------------------------------------------------------------------------------------------
           50,000       NYC Municipal Water Finance Authority                5.000            06/15/2029                  51,745
---------------------------------------------------------------------------------------------------------------------------------
       45,985,000       NYC Municipal Water Finance Authority                5.000            06/15/2034              47,868,546
---------------------------------------------------------------------------------------------------------------------------------
       26,490,000       NYC Municipal Water Finance Authority                5.000            06/15/2035              27,685,494
---------------------------------------------------------------------------------------------------------------------------------
       14,025,000       NYC Municipal Water Finance Authority                5.000            06/15/2035              14,628,496
---------------------------------------------------------------------------------------------------------------------------------
          200,000       NYC Municipal Water Finance Authority                5.000            06/15/2035                 208,014
---------------------------------------------------------------------------------------------------------------------------------
        7,655,000       NYC Municipal Water Finance Authority                5.000            06/15/2036               8,019,225
---------------------------------------------------------------------------------------------------------------------------------
       25,720,000       NYC Municipal Water Finance Authority                5.000            06/15/2037              26,988,253
---------------------------------------------------------------------------------------------------------------------------------
          850,000       NYC Municipal Water Finance Authority                5.000            06/15/2038                 891,225
---------------------------------------------------------------------------------------------------------------------------------
          675,000       NYC Municipal Water Finance Authority                5.000            06/15/2039                 703,843
---------------------------------------------------------------------------------------------------------------------------------
        4,600,000       NYC Municipal Water Finance Authority                5.000            06/15/2039               4,817,626
---------------------------------------------------------------------------------------------------------------------------------
      114,260,000       NYC Municipal Water Finance Authority                5.000            06/15/2039             119,665,641
---------------------------------------------------------------------------------------------------------------------------------
       16,120,000       NYC Municipal Water Finance Authority                5.125            06/15/2030              16,423,378
---------------------------------------------------------------------------------------------------------------------------------
          820,000       NYC Municipal Water Finance Authority                5.125            06/15/2031                 857,630
---------------------------------------------------------------------------------------------------------------------------------
           30,000       NYC Municipal Water Finance Authority                5.125            06/15/2032                  31,461
---------------------------------------------------------------------------------------------------------------------------------
           30,000       NYC Municipal Water Finance Authority                5.125            06/15/2033                  31,670
---------------------------------------------------------------------------------------------------------------------------------
           25,000       NYC Municipal Water Finance Authority                5.125            06/15/2033                  26,315
---------------------------------------------------------------------------------------------------------------------------------
       20,545,000       NYC Municipal Water Finance Authority                5.125            06/15/2034              21,627,722
---------------------------------------------------------------------------------------------------------------------------------
          650,000       NYC Municipal Water Finance Authority                5.250            06/15/2034                 690,053
---------------------------------------------------------------------------------------------------------------------------------
          530,000       NYC Municipal Water Finance Authority                5.400 3          06/15/2019                 286,905
---------------------------------------------------------------------------------------------------------------------------------
       12,750,000       NYC Municipal Water Finance Authority DRIVERS        7.824 4          06/15/2013              15,132,975
---------------------------------------------------------------------------------------------------------------------------------
        2,930,000       NYC Municipal Water Finance Authority RITES          8.045 4          06/15/2032               3,402,433
---------------------------------------------------------------------------------------------------------------------------------
        7,850,000       NYC Municipal Water Finance Authority RITES          8.104 4          06/15/2034               8,843,967
---------------------------------------------------------------------------------------------------------------------------------
       14,425,000       NYC Municipal Water Finance Authority RITES          8.124 4          06/15/2026              16,826,474
---------------------------------------------------------------------------------------------------------------------------------
        2,805,000       NYC Municipal Water Finance Authority RITES          8.144 4          06/15/2027               3,117,421
---------------------------------------------------------------------------------------------------------------------------------
       11,860,000       NYC Municipal Water Finance Authority RITES          8.214 4          06/15/2034              13,803,142
---------------------------------------------------------------------------------------------------------------------------------
        4,500,000       NYC Municipal Water Finance Authority RITES          8.214 4          06/15/2038               5,200,110
---------------------------------------------------------------------------------------------------------------------------------
       11,210,000       NYC Municipal Water Finance Authority RITES          8.545 4          06/15/2032              13,275,555
---------------------------------------------------------------------------------------------------------------------------------
        3,555,000       NYC Municipal Water Finance Authority RITES          8.604 4          06/15/2021               3,843,239
---------------------------------------------------------------------------------------------------------------------------------
        5,000,000       NYC Municipal Water Finance Authority RITES          8.604 4          06/15/2030               5,376,300
---------------------------------------------------------------------------------------------------------------------------------
       18,240,000       NYC Municipal Water Finance Authority RITES          8.634 4          06/15/2030              19,612,742
---------------------------------------------------------------------------------------------------------------------------------
        5,000,000       NYC Municipal Water Finance Authority RITES          8.644 4          06/15/2030               5,376,300
---------------------------------------------------------------------------------------------------------------------------------
        6,875,000       NYC Municipal Water Finance Authority ROLs           8.308 4          06/15/2031               8,331,125
---------------------------------------------------------------------------------------------------------------------------------
       16,675,000       NYC Municipal Water Finance Authority ROLs           8.308 4          06/15/2036              19,848,586
---------------------------------------------------------------------------------------------------------------------------------
       10,025,000       NYC Municipal Water Finance Authority ROLs           8.308 4          06/15/2037              12,002,331
---------------------------------------------------------------------------------------------------------------------------------
        7,875,000       NYC Municipal Water Finance Authority ROLs           8.308 4          06/15/2039               9,220,995
---------------------------------------------------------------------------------------------------------------------------------
        4,935,000       NYC Municipal Water Finance Authority ROLs           8.308 4          06/15/2039               5,844,323
---------------------------------------------------------------------------------------------------------------------------------


                         14 | ROCHESTER FUND MUNICIPALS

ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                            COUPON           MATURITY                     VALUE
---------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
$       4,500,000       NYC Municipal Water Finance Authority ROLs           8.328% 4         06/15/2039       $       5,351,580
---------------------------------------------------------------------------------------------------------------------------------
       34,800,000       NYC Transitional Finance Authority (Future
                        Tax), Series B                                       5.000            08/01/2032              36,364,608
---------------------------------------------------------------------------------------------------------------------------------
        2,150,000       NYC Transitional Finance Authority RITES             8.134 4          08/15/2027               2,348,918
---------------------------------------------------------------------------------------------------------------------------------
           50,000       NYC Trust for Cultural Resources (Museum of
                        American Folk Art)                                   6.125            07/01/2030                  54,263
---------------------------------------------------------------------------------------------------------------------------------
       17,604,398       NYS Certificate of Lease 2                           5.875            01/02/2023              18,146,790
---------------------------------------------------------------------------------------------------------------------------------
        1,690,000       NYS DA (4201 Schools Program)                        6.250            07/01/2020               1,852,865
---------------------------------------------------------------------------------------------------------------------------------
          350,000       NYS DA (Augustana Lutheran Home)                     5.400            02/01/2031                 372,425
---------------------------------------------------------------------------------------------------------------------------------
        1,500,000       NYS DA (Augustana Lutheran Home)                     5.500            02/01/2041               1,593,585
---------------------------------------------------------------------------------------------------------------------------------
       14,360,000       NYS DA (Buena Vida Nursing Home)                     5.250            07/01/2028              14,870,354
---------------------------------------------------------------------------------------------------------------------------------
        2,150,000       NYS DA (Cabrini Westchester) 7                       5.100            02/15/2026               2,342,038
---------------------------------------------------------------------------------------------------------------------------------
        4,075,000       NYS DA (Cabrini Westchester) 7                       5.200            02/15/2041               4,402,223
---------------------------------------------------------------------------------------------------------------------------------
        8,435,000       NYS DA (Center for Nursing)                          5.550            08/01/2037               8,867,209
---------------------------------------------------------------------------------------------------------------------------------
        2,905,000       NYS DA (Chapel Oaks)                                 5.450            07/01/2026               3,018,295
---------------------------------------------------------------------------------------------------------------------------------
            5,000       NYS DA (City University)                             5.000            07/01/2023                   5,150
---------------------------------------------------------------------------------------------------------------------------------
        1,895,000       NYS DA (City University)                             5.250            07/01/2031               2,041,161
---------------------------------------------------------------------------------------------------------------------------------
        2,500,000       NYS DA (Concord Nursing Home)                        6.500            07/01/2029               2,698,225
---------------------------------------------------------------------------------------------------------------------------------
        1,250,000       NYS DA (D'Youville College)                          5.250            07/01/2025               1,330,675
---------------------------------------------------------------------------------------------------------------------------------
        5,005,000       NYS DA (Dept. of Health)                             5.000            07/01/2031               5,271,216
---------------------------------------------------------------------------------------------------------------------------------
          525,000       NYS DA (Dept. of Health)                             5.500            07/01/2021                 541,139
---------------------------------------------------------------------------------------------------------------------------------
           20,000       NYS DA (Ellis Hospital)                              5.600            08/01/2025                  20,232
---------------------------------------------------------------------------------------------------------------------------------
        6,790,000       NYS DA (Frances Schervier Home & Hospital
                        Obligated Group)                                     5.500            07/01/2027               7,008,299
---------------------------------------------------------------------------------------------------------------------------------
        1,000,000       NYS DA (Grace Manor Health Care Facility) 1          6.150            07/01/2018               1,022,020
---------------------------------------------------------------------------------------------------------------------------------
        3,970,000       NYS DA (Hospital for Special Surgery)                5.000            08/15/2033               4,170,723
---------------------------------------------------------------------------------------------------------------------------------
      140,915,000       NYS DA (Insured Hospital)                            5.530 3          08/15/2036              28,732,569
---------------------------------------------------------------------------------------------------------------------------------
       38,650,000       NYS DA (Interfaith Medical Center)                   5.400            02/15/2028              39,838,874
---------------------------------------------------------------------------------------------------------------------------------
        1,000,000       NYS DA (Jones Memorial Hospital)                     5.375            08/01/2034               1,043,350
---------------------------------------------------------------------------------------------------------------------------------
       10,300,000       NYS DA (Kaleida Health)                              5.050            02/15/2025              10,825,300
---------------------------------------------------------------------------------------------------------------------------------
        3,450,000       NYS DA (L.I. University)                             5.125            09/01/2023               3,592,796
---------------------------------------------------------------------------------------------------------------------------------
        1,410,000       NYS DA (L.I. University)                             5.250            09/01/2028               1,474,211
---------------------------------------------------------------------------------------------------------------------------------
          235,000       NYS DA (L.I. University)                             5.250            09/01/2028                 248,884
---------------------------------------------------------------------------------------------------------------------------------
        1,585,000       NYS DA (L.I. University) 1                           5.500            09/01/2020               1,720,977
---------------------------------------------------------------------------------------------------------------------------------
           20,000       NYS DA (Lakeside Memorial Hospital)                  6.000            02/01/2021                  20,142
---------------------------------------------------------------------------------------------------------------------------------
        1,710,000       NYS DA (Lenox Hill Hospital Obligated Group)         5.375            07/01/2020               1,777,528
---------------------------------------------------------------------------------------------------------------------------------
          405,000       NYS DA (Lenox Hill Hospital Obligated Group)         5.500            07/01/2030                 419,592
---------------------------------------------------------------------------------------------------------------------------------
        9,415,000       NYS DA (Lutheran Social Services of Upstate
                        NY) RITES                                            6.635 4          02/01/2038              10,105,873
---------------------------------------------------------------------------------------------------------------------------------
       10,730,000       NYS DA (Memorial Sloan-Kettering)                    5.000            07/01/2035              11,318,219
---------------------------------------------------------------------------------------------------------------------------------
        1,000,000       NYS DA (Menorah Campus)                              6.100            02/01/2037               1,027,180
---------------------------------------------------------------------------------------------------------------------------------
        3,115,000       NYS DA (Menorah Home & Hospital) RITES               8.515 4          08/01/2038               3,609,787
---------------------------------------------------------------------------------------------------------------------------------
        5,825,000       NYS DA (Menorah Home) RITES                          8.704 4          08/01/2038               6,806,862
---------------------------------------------------------------------------------------------------------------------------------
       11,500,000       NYS DA (Mental Health Services Facilities)           5.000            02/15/2030              12,048,320
---------------------------------------------------------------------------------------------------------------------------------
       23,900,000       NYS DA (Mental Health Services Facilities)           5.000            02/15/2035              24,920,052
---------------------------------------------------------------------------------------------------------------------------------
        3,660,000       NYS DA (Mental Health)                               5.000            02/15/2033               3,798,055
---------------------------------------------------------------------------------------------------------------------------------
        4,625,000       NYS DA (Mental Health) RITES                         8.144 4          02/15/2023               5,205,530
---------------------------------------------------------------------------------------------------------------------------------
        3,770,000       NYS DA (Millard Fillmore Hospital)                   5.375            02/01/2032               3,887,926
---------------------------------------------------------------------------------------------------------------------------------
        4,125,000       NYS DA (Miriam Osborn Memorial Home Assoc.)          6.375            07/01/2029               4,487,423
---------------------------------------------------------------------------------------------------------------------------------
        2,430,000       NYS DA (Miriam Osborn Memorial Home Assoc.)          6.875            07/01/2019               2,705,392
---------------------------------------------------------------------------------------------------------------------------------


                         15 | ROCHESTER FUND MUNICIPALS

ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                            COUPON           MATURITY                     VALUE
---------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
$       6,860,000       NYS DA (Miriam Osborn Memorial Home Assoc.)          6.875%           07/01/2025       $       7,634,906
---------------------------------------------------------------------------------------------------------------------------------
       11,750,000       NYS DA (Montefiore Medical Center)                   5.000            08/01/2033              12,324,810
---------------------------------------------------------------------------------------------------------------------------------
        2,375,000       NYS DA (Montefiore Medical) RITES                   10.104 4          08/01/2038               2,901,110
---------------------------------------------------------------------------------------------------------------------------------
        6,400,000       NYS DA (MSH/NYU Hospital Center/HJDOI
                        Obligated Group)                                     5.500            07/01/2026               6,503,680
---------------------------------------------------------------------------------------------------------------------------------
        6,800,000       NYS DA (MSH/NYU Hospital Center/HJDOI
                        Obligated Group)                                     6.000            07/01/2014               7,253,152
---------------------------------------------------------------------------------------------------------------------------------
        3,000,000       NYS DA (MSH/NYU Hospital Center/HJDOI
                        Obligated Group)                                     6.500            07/01/2017               3,247,080
---------------------------------------------------------------------------------------------------------------------------------
       23,820,000       NYS DA (MSH/NYU Hospital Center/HJDOI
                        Obligated Group) 1                                   6.500            07/01/2025              25,773,240
---------------------------------------------------------------------------------------------------------------------------------
        8,820,000       NYS DA (MSH/NYU Hospital Center/HJDOI
                        Obligated Group)                                     6.625            07/01/2019               9,571,464
---------------------------------------------------------------------------------------------------------------------------------
       15,040,000       NYS DA (MSH/NYU Hospital Center/HJDOI
                        Obligated Group)                                     6.750            07/01/2020              16,396,758
---------------------------------------------------------------------------------------------------------------------------------
        5,100,000       NYS DA (Mt. Sinai/NYU Health)                        5.500            07/01/2026               5,182,620
---------------------------------------------------------------------------------------------------------------------------------
        2,850,000       NYS DA (Municipal Health Facilities) RITES 2         8.144 4          01/15/2023               3,254,358
---------------------------------------------------------------------------------------------------------------------------------
        4,665,000       NYS DA (North Shore Long Island Jewish Group)        5.500            05/01/2033               4,989,964
---------------------------------------------------------------------------------------------------------------------------------
        1,000,000       NYS DA (Norwegian Christian Home & Health
                        Center)                                              5.200            08/01/2036               1,061,430
---------------------------------------------------------------------------------------------------------------------------------
        2,000,000       NYS DA (Norwegian Christian Home & Health
                        Center)                                              6.100            08/01/2041               2,241,560
---------------------------------------------------------------------------------------------------------------------------------
        6,200,000       NYS DA (Nursing Home)                                4.900            02/15/2041               6,343,840
---------------------------------------------------------------------------------------------------------------------------------
        7,600,000       NYS DA (Nursing Home)                                4.950            02/15/2045               7,813,712
---------------------------------------------------------------------------------------------------------------------------------
        4,215,000       NYS DA (Nursing Home)                                5.200            02/01/2032               4,493,148
---------------------------------------------------------------------------------------------------------------------------------
          650,000       NYS DA (NY & Presbyterian Hospital)                  5.000            08/01/2032                 666,237
---------------------------------------------------------------------------------------------------------------------------------
        6,950,000       NYS DA (NY Hospital Medical Center)                  5.600            02/15/2039               7,377,425
---------------------------------------------------------------------------------------------------------------------------------
        2,000,000       NYS DA (NY Methodist Hospital)                       5.250            07/01/2033               2,100,480
---------------------------------------------------------------------------------------------------------------------------------
        6,035,000       NYS DA (Providence Rest)                             5.000            07/01/2035               6,204,765
---------------------------------------------------------------------------------------------------------------------------------
        2,700,000       NYS DA (Providence Rest)                             5.125            07/01/2030               2,823,795
---------------------------------------------------------------------------------------------------------------------------------
        3,100,000       NYS DA (Providence Rest)                             5.250            07/01/2025               3,286,062
---------------------------------------------------------------------------------------------------------------------------------
          580,000       NYS DA (Sarah Neuman Nursing Home)                   5.450            08/01/2027                 599,732
---------------------------------------------------------------------------------------------------------------------------------
           50,000       NYS DA (School Districts Financing Program),
                        Series B                                             6.000            10/01/2022                  56,114
---------------------------------------------------------------------------------------------------------------------------------
           25,000       NYS DA (School Districts Financing Program),
                        Series B                                             6.000            10/01/2029                  27,872
---------------------------------------------------------------------------------------------------------------------------------
       20,495,000       NYS DA (SCSMC/SV/CHSLI Obligated Group)              6.000            07/01/2030              21,718,142
---------------------------------------------------------------------------------------------------------------------------------
        1,000,000       NYS DA (SFH/GSHMC/MMC/SCHRC Obligated Group)         5.100            07/01/2034               1,029,140
---------------------------------------------------------------------------------------------------------------------------------
          415,000       NYS DA (Special Act School Districts)                6.000            07/01/2019                 419,959
---------------------------------------------------------------------------------------------------------------------------------
        2,470,000       NYS DA (St. Barnabas Hospital)                       5.450            08/01/2035               2,530,886
---------------------------------------------------------------------------------------------------------------------------------
          905,000       NYS DA (St. Catherine of Siena Medical Center)       6.000            07/01/2030                 960,621
---------------------------------------------------------------------------------------------------------------------------------
        1,750,000       NYS DA (St. Clare's Hospital)                        5.300            02/15/2019               1,805,493
---------------------------------------------------------------------------------------------------------------------------------
        2,970,000       NYS DA (St. Clare's Hospital)                        5.400            02/15/2025               3,065,486
---------------------------------------------------------------------------------------------------------------------------------
        2,580,000       NYS DA (St. James Mercy Hospital)                    5.400            02/01/2038               2,683,845
---------------------------------------------------------------------------------------------------------------------------------
      101,800,000       NYS DA (St. Lukes Roosevelt Hospital)                4.900            08/15/2031             105,087,122
---------------------------------------------------------------------------------------------------------------------------------
        1,505,000       NYS DA (St. Thomas Aquinas College)                  5.250            07/01/2028               1,542,399
---------------------------------------------------------------------------------------------------------------------------------
        3,910,000       NYS DA (St. Vincent DePaul Residence)                5.300            07/01/2018               4,067,925
---------------------------------------------------------------------------------------------------------------------------------
        2,095,000       NYS DA (Vassar Brothers)                             5.375            07/01/2025               2,178,339
---------------------------------------------------------------------------------------------------------------------------------
        7,030,000       NYS DA (White Plains Hospital)                       5.375            02/15/2043               7,454,893
---------------------------------------------------------------------------------------------------------------------------------
        2,500,000       NYS DA (Willow Towers)                               5.400            02/01/2034               2,670,025
---------------------------------------------------------------------------------------------------------------------------------
       26,070,000       NYS DA (Wyckoff Heights Medical Center)              5.300            08/15/2021              26,889,380
---------------------------------------------------------------------------------------------------------------------------------


                         16 | ROCHESTER FUND MUNICIPALS

ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                            COUPON           MATURITY                     VALUE
---------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
$       3,310,000       NYS DA P-Floats                                      8.214% 4         02/01/2028       $       4,033,698
---------------------------------------------------------------------------------------------------------------------------------
        1,565,000       NYS DA RITES 1                                       7.133 4          12/01/2025               1,896,311
---------------------------------------------------------------------------------------------------------------------------------
        4,415,000       NYS DA RITES                                         7.133 4          12/01/2035               5,172,614
---------------------------------------------------------------------------------------------------------------------------------
        5,000,000       NYS DA RITES                                        11.107 4          02/01/2012               7,398,300
---------------------------------------------------------------------------------------------------------------------------------
          715,000       NYS DA, Series B                                     6.650            08/15/2030                 815,343
---------------------------------------------------------------------------------------------------------------------------------
          100,000       NYS EFC (Clean Water & Drinking Revolving
                        Funds)                                               5.125            06/15/2031                 104,828
---------------------------------------------------------------------------------------------------------------------------------
        4,095,000       NYS EFC (Clean Water & Drinking Revolving
                        Funds)                                               5.400            07/15/2021               4,448,849
---------------------------------------------------------------------------------------------------------------------------------
        7,500,000       NYS EFC (NYS Water Services)                         5.950            01/15/2020               8,101,275
---------------------------------------------------------------------------------------------------------------------------------
        2,365,000       NYS EFC (NYS Water Services)                         6.000            01/15/2031               2,547,696
---------------------------------------------------------------------------------------------------------------------------------
           85,000       NYS EFC (Riverbank State Park)                       5.125            04/01/2022                  85,622
---------------------------------------------------------------------------------------------------------------------------------
           25,000       NYS EFC (United Waterworks)                          5.150            03/01/2034                  25,693
---------------------------------------------------------------------------------------------------------------------------------
        7,000,000       NYS ERDA (Brooklyn Union Gas Co.) RIBS 1             8.700 4          04/01/2020               7,803,880
---------------------------------------------------------------------------------------------------------------------------------
       16,300,000       NYS ERDA (Brooklyn Union Gas Co.) RIBS 1             9.919 4          07/01/2026              17,323,640
---------------------------------------------------------------------------------------------------------------------------------
          210,000       NYS ERDA (Central Hudson Gas & Electric Co.)         5.450            08/01/2027                 221,768
---------------------------------------------------------------------------------------------------------------------------------
           80,000       NYS ERDA (Corning Natural Gas)                       8.250            12/01/2018                  81,480
---------------------------------------------------------------------------------------------------------------------------------
        5,000,000       NYS ERDA (LILCO)                                     5.150            03/01/2016               5,018,900
---------------------------------------------------------------------------------------------------------------------------------
       23,000,000       NYS ERDA (LILCO)                                     5.300            11/01/2023              23,881,820
---------------------------------------------------------------------------------------------------------------------------------
          315,000       NYS ERDA (LILCO)                                     5.300            10/01/2024                 326,923
---------------------------------------------------------------------------------------------------------------------------------
        3,485,000       NYS ERDA (NIMO) RITES                                8.744 4          11/01/2025               4,133,419
---------------------------------------------------------------------------------------------------------------------------------
        3,625,000       NYS ERDA (RG&E) Residual Certificates               11.590 4          09/01/2033               4,462,665
---------------------------------------------------------------------------------------------------------------------------------
        2,950,000       NYS HFA (Children's Rescue)                          7.625            05/01/2018               2,952,419
---------------------------------------------------------------------------------------------------------------------------------
        1,000,000       NYS HFA (Friendship)                                 5.100            08/15/2041               1,029,370
---------------------------------------------------------------------------------------------------------------------------------
        1,200,000       NYS HFA (Fulton Manor)                               6.100            11/15/2025               1,228,092
---------------------------------------------------------------------------------------------------------------------------------
           15,000       NYS HFA (General Hsg.)                               6.600            11/01/2008                  15,366
---------------------------------------------------------------------------------------------------------------------------------
        1,550,000       NYS HFA (Golden Age Apartments)                      5.000            02/15/2037               1,578,381
---------------------------------------------------------------------------------------------------------------------------------
            5,000       NYS HFA (Meadow Manor)                               7.750            11/01/2019                   5,015
---------------------------------------------------------------------------------------------------------------------------------
          745,000       NYS HFA (Multifamily Hsg.)                           5.250            11/15/2028                 761,658
---------------------------------------------------------------------------------------------------------------------------------
        1,340,000       NYS HFA (Multifamily Hsg.)                           5.300            08/15/2024               1,374,465
---------------------------------------------------------------------------------------------------------------------------------
        1,700,000       NYS HFA (Multifamily Hsg.)                           5.300            11/15/2039               1,736,278
---------------------------------------------------------------------------------------------------------------------------------
        1,070,000       NYS HFA (Multifamily Hsg.)                           5.350            08/15/2020               1,115,518
---------------------------------------------------------------------------------------------------------------------------------
        2,860,000       NYS HFA (Multifamily Hsg.)                           5.350            08/15/2031               2,931,300
---------------------------------------------------------------------------------------------------------------------------------
        2,080,000       NYS HFA (Multifamily Hsg.)                           5.375            02/15/2035               2,148,910
---------------------------------------------------------------------------------------------------------------------------------
        3,250,000       NYS HFA (Multifamily Hsg.)                           5.450            08/15/2032               3,376,068
---------------------------------------------------------------------------------------------------------------------------------
        2,075,000       NYS HFA (Multifamily Hsg.)                           5.500            08/15/2030               2,122,725
---------------------------------------------------------------------------------------------------------------------------------
        1,215,000       NYS HFA (Multifamily Hsg.)                           5.550            08/15/2019               1,258,327
---------------------------------------------------------------------------------------------------------------------------------
        1,385,000       NYS HFA (Multifamily Hsg.)                           5.600            08/15/2019               1,435,636
---------------------------------------------------------------------------------------------------------------------------------
        1,240,000       NYS HFA (Multifamily Hsg.)                           5.600            02/15/2026               1,281,590
---------------------------------------------------------------------------------------------------------------------------------
        1,730,000       NYS HFA (Multifamily Hsg.)                           5.600            08/15/2033               1,809,857
---------------------------------------------------------------------------------------------------------------------------------
        1,150,000       NYS HFA (Multifamily Hsg.)                           5.650            08/15/2030               1,191,377
---------------------------------------------------------------------------------------------------------------------------------
        3,200,000       NYS HFA (Multifamily Hsg.)                           5.650            08/15/2030               3,306,400
---------------------------------------------------------------------------------------------------------------------------------
        1,000,000       NYS HFA (Multifamily Hsg.)                           5.650            08/15/2031               1,035,430
---------------------------------------------------------------------------------------------------------------------------------
        1,710,000       NYS HFA (Multifamily Hsg.)                           5.650            02/15/2034               1,761,437
---------------------------------------------------------------------------------------------------------------------------------
        2,120,000       NYS HFA (Multifamily Hsg.)                           5.700            08/15/2033               2,207,492
---------------------------------------------------------------------------------------------------------------------------------
           90,000       NYS HFA (Multifamily Hsg.)                           5.950            08/15/2024                  90,725
---------------------------------------------------------------------------------------------------------------------------------
        1,285,000       NYS HFA (Multifamily Hsg.)                           6.100            11/15/2036               1,315,801
---------------------------------------------------------------------------------------------------------------------------------
        4,700,000       NYS HFA (Multifamily Hsg.)                           6.125            08/15/2038               4,814,445
---------------------------------------------------------------------------------------------------------------------------------
           35,000       NYS HFA (Multifamily Hsg.)                           6.200            08/15/2012                  35,050
---------------------------------------------------------------------------------------------------------------------------------
           25,000       NYS HFA (Multifamily Hsg.)                           6.200            08/15/2016                  25,526
---------------------------------------------------------------------------------------------------------------------------------
          725,000       NYS HFA (Multifamily Hsg.)                           6.250            02/15/2031                 750,817
---------------------------------------------------------------------------------------------------------------------------------
        1,255,000       NYS HFA (Multifamily Hsg.)                           6.400            11/15/2027               1,282,447
---------------------------------------------------------------------------------------------------------------------------------


                         17 | ROCHESTER FUND MUNICIPALS

ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                            COUPON           MATURITY                     VALUE
---------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
$         265,000       NYS HFA (Multifamily Hsg.)                           6.500%           08/15/2024       $         271,257
---------------------------------------------------------------------------------------------------------------------------------
        2,735,000       NYS HFA (Multifamily Hsg.)                           6.700            08/15/2025               2,739,103
---------------------------------------------------------------------------------------------------------------------------------
        5,570,000       NYS HFA (Multifamily Hsg.)                           6.750            11/15/2036               5,691,537
---------------------------------------------------------------------------------------------------------------------------------
            5,000       NYS HFA (Multifamily Hsg.)                           6.950            08/15/2012                   5,079
---------------------------------------------------------------------------------------------------------------------------------
        5,400,000       NYS HFA (Multifamily Hsg.)                           7.050            08/15/2024               5,421,276
---------------------------------------------------------------------------------------------------------------------------------
        2,740,000       NYS HFA (NH&HC) RITES                                8.744 4          11/01/2016               2,801,540
---------------------------------------------------------------------------------------------------------------------------------
          480,000       NYS HFA (Nonprofit Hsg.)                             8.400            11/01/2009                 487,728
---------------------------------------------------------------------------------------------------------------------------------
          525,000       NYS HFA (Nonprofit Hsg.)                             8.400            11/01/2010                 533,453
---------------------------------------------------------------------------------------------------------------------------------
          565,000       NYS HFA (Nonprofit Hsg.)                             8.400            11/01/2011                 574,097
---------------------------------------------------------------------------------------------------------------------------------
          605,000       NYS HFA (Nonprofit Hsg.)                             8.400            11/01/2012                 614,741
---------------------------------------------------------------------------------------------------------------------------------
          655,000       NYS HFA (Nonprofit Hsg.)                             8.400            11/01/2013                 665,546
---------------------------------------------------------------------------------------------------------------------------------
          780,000       NYS HFA (Nonprofit Hsg.)                             8.400            11/01/2014                 792,558
---------------------------------------------------------------------------------------------------------------------------------
          835,000       NYS HFA (Nonprofit Hsg.)                             8.400            11/01/2015                 848,444
---------------------------------------------------------------------------------------------------------------------------------
          900,000       NYS HFA (Nonprofit Hsg.)                             8.400            11/01/2016                 914,490
---------------------------------------------------------------------------------------------------------------------------------
          990,000       NYS HFA (Nonprofit Hsg.)                             8.400            11/01/2017               1,005,939
---------------------------------------------------------------------------------------------------------------------------------
        1,060,000       NYS HFA (Nonprofit Hsg.)                             8.400            11/01/2018               1,077,066
---------------------------------------------------------------------------------------------------------------------------------
          460,000       NYS HFA (Nonprofit Hsg.)                             8.400            11/01/2019                 467,406
---------------------------------------------------------------------------------------------------------------------------------
        5,000,000       NYS HFA (Phillips Village)                           7.750            08/15/2017               5,094,750
---------------------------------------------------------------------------------------------------------------------------------
           70,000       NYS HFA (Service Contract)                           5.375            03/15/2023                  70,096
---------------------------------------------------------------------------------------------------------------------------------
        5,600,000       NYS HFA (Service Contract)                           5.500            09/15/2022               5,795,048
---------------------------------------------------------------------------------------------------------------------------------
        5,525,000       NYS HFA (Service Contract)                           5.500            03/15/2025               5,717,436
---------------------------------------------------------------------------------------------------------------------------------
          255,000       NYS HFA (Service Contract)                           6.500            03/15/2025                 257,876
---------------------------------------------------------------------------------------------------------------------------------
          305,000       NYS HFA (Shorehill Hsg.)                             7.500            05/01/2008                 305,336
---------------------------------------------------------------------------------------------------------------------------------
        1,540,000       NYS HFA (Tiffany Gardens)                            4.900            08/15/2025               1,577,237
---------------------------------------------------------------------------------------------------------------------------------
        3,210,000       NYS HFA (Tiffany Gardens)                            5.125            08/15/2037               3,297,376
---------------------------------------------------------------------------------------------------------------------------------
          320,000       NYS LGSC (SCSB) 2                                    7.250            12/15/2011                 331,405
---------------------------------------------------------------------------------------------------------------------------------
          810,000       NYS LGSC (SCSB) 2                                    7.375            12/15/2016                 836,090
---------------------------------------------------------------------------------------------------------------------------------
          980,000       NYS LGSC (SCSB) 2                                    7.750            12/15/2021               1,044,239
---------------------------------------------------------------------------------------------------------------------------------
           55,000       NYS Medcare (Hospital & Nursing Home)                6.200            08/15/2022                  55,435
---------------------------------------------------------------------------------------------------------------------------------
          960,000       NYS Medcare (Hospital & Nursing Home)                6.300            08/15/2023                 961,882
---------------------------------------------------------------------------------------------------------------------------------
          740,000       NYS Medcare (Hospital & Nursing Home)                6.375            08/15/2033                 741,495
---------------------------------------------------------------------------------------------------------------------------------
          645,000       NYS Medcare (Hospital & Nursing Home)                7.400            11/01/2016                 646,877
---------------------------------------------------------------------------------------------------------------------------------
          530,000       NYS Medcare (Hospital & Nursing Home)                9.375            11/01/2016                 550,670
---------------------------------------------------------------------------------------------------------------------------------
          195,000       NYS Medcare (Hospital & Nursing Home)               10.000            11/01/2006                 195,893
---------------------------------------------------------------------------------------------------------------------------------
           35,000       NYS Medcare (M.G. Nursing Home)                      6.200            02/15/2015                  35,414
---------------------------------------------------------------------------------------------------------------------------------
        1,670,000       NYS Medcare (M.G. Nursing Home)                      6.375            02/15/2035               1,689,940
---------------------------------------------------------------------------------------------------------------------------------
          350,000       NYS Medcare (Montefiore Medical Center)              5.750            02/15/2025                 350,564
---------------------------------------------------------------------------------------------------------------------------------
        5,875,000       NYS Medcare (St. Peter's Hospital)                   5.375            11/01/2020               5,884,400
---------------------------------------------------------------------------------------------------------------------------------
        2,185,000       NYS Power Authority                                  5.250            11/15/2030               2,298,904
---------------------------------------------------------------------------------------------------------------------------------
        7,140,000       NYS Thruway Authority RITES                          8.134 4          01/01/2025               7,837,721
---------------------------------------------------------------------------------------------------------------------------------
            5,000       NYS UDC (Correctional Facilities)                    6.309 3          01/01/2013                   3,707
---------------------------------------------------------------------------------------------------------------------------------
        5,480,000       Oneida County IDA (Bonide Products)                  6.250            11/01/2018               5,523,950
---------------------------------------------------------------------------------------------------------------------------------
          830,000       Oneida County IDA (Civic Facilities-Mohawk
                        Valley)                                              5.000            09/15/2035                 853,838
---------------------------------------------------------------------------------------------------------------------------------
          450,000       Oneida County IDA (Mohawk Valley Handicapped
                        Services)                                            5.300            03/15/2019                 468,581
---------------------------------------------------------------------------------------------------------------------------------
          740,000       Oneida County IDA (Mohawk Valley Handicapped
                        Services)                                            5.350            03/15/2029                 768,090
---------------------------------------------------------------------------------------------------------------------------------
        1,190,000       Oneida County IDA (Presbyterian Home)                5.250            03/01/2019               1,217,477
---------------------------------------------------------------------------------------------------------------------------------
        1,015,000       Oneida County IDA (Presbyterian Home)                6.100            06/01/2020               1,091,693
---------------------------------------------------------------------------------------------------------------------------------
        4,000,000       Onondaga County IDA (Air Cargo)                      6.125            01/01/2032               4,240,960
---------------------------------------------------------------------------------------------------------------------------------
        2,000,000       Onondaga County IDA (Air Cargo)                      7.250            01/01/2032               2,175,060
---------------------------------------------------------------------------------------------------------------------------------


                         18 | ROCHESTER FUND MUNICIPALS

ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                            COUPON           MATURITY                     VALUE
---------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
$         295,000       Onondaga County IDA (Central New York Charter
                        School for Math & Science) 5                         8.500%           01/01/2032       $          92,609
---------------------------------------------------------------------------------------------------------------------------------
          475,000       Onondaga County IDA (Coltec Industries)              7.250            06/01/2008                 481,090
---------------------------------------------------------------------------------------------------------------------------------
          770,000       Onondaga County IDA (Coltec Industries)              9.875            10/01/2010                 780,880
---------------------------------------------------------------------------------------------------------------------------------
        1,390,000       Onondaga County IDA (Community General
                        Hospital)                                            5.500            11/01/2018               1,405,234
---------------------------------------------------------------------------------------------------------------------------------
        7,280,000       Onondaga County IDA (Community General
                        Hospital)                                            6.625            01/01/2018               7,308,174
---------------------------------------------------------------------------------------------------------------------------------
        4,710,000       Onondaga County IDA (Le Moyne College)               5.625            12/01/2021               5,019,494
---------------------------------------------------------------------------------------------------------------------------------
       11,500,000       Onondaga County IDA (Solvay Paperboard)              6.800            11/01/2014              11,983,115
---------------------------------------------------------------------------------------------------------------------------------
       67,200,000       Onondaga County IDA (Solvay Paperboard)              7.000            11/01/2030              70,143,360
---------------------------------------------------------------------------------------------------------------------------------
          750,000       Onondaga County IDA (Syracuse Home)                  5.200            12/01/2018                 777,510
---------------------------------------------------------------------------------------------------------------------------------
          500,000       Onondaga County IDA Sewage Waste Facilities
                        (Anheuser-Busch Companies)                           6.250            12/01/2034                 531,730
---------------------------------------------------------------------------------------------------------------------------------
       52,669,598       Onondaga County Res Rec                              0.000 6          05/01/2022              29,195,812
---------------------------------------------------------------------------------------------------------------------------------
       41,580,000       Onondaga County Res Rec                              5.000            05/01/2015              40,294,346
---------------------------------------------------------------------------------------------------------------------------------
        2,500,000       Orange County IDA (Arden Hill Life Care Center)      7.000            08/01/2021               2,680,175
---------------------------------------------------------------------------------------------------------------------------------
        2,310,000       Orange County IDA (Arden Hill Life Care Center)      7.000            08/01/2031               2,456,269
---------------------------------------------------------------------------------------------------------------------------------
        2,090,000       Orange County IDA (Arden Hill Life Care Center)      7.000            08/01/2031               2,222,339
---------------------------------------------------------------------------------------------------------------------------------
        2,705,000       Orange County IDA (Glen Arden)                       5.625            01/01/2018               2,768,513
---------------------------------------------------------------------------------------------------------------------------------
        5,590,000       Orange County IDA (Glen Arden)                       5.700            01/01/2028               5,696,545
---------------------------------------------------------------------------------------------------------------------------------
        2,685,000       Orange County IDA (Kingston Manufacturing) 2         8.000            11/01/2017               1,382,050
---------------------------------------------------------------------------------------------------------------------------------
          295,000       Orange County IDA (Orange Mental Retardation
                        Properties)                                          7.800            07/01/2011                 297,643
---------------------------------------------------------------------------------------------------------------------------------
        1,715,000       Orange County IDA (St. Luke's Cornwall
                        Hospital Obligated Group)                            5.375            12/01/2021               1,826,887
---------------------------------------------------------------------------------------------------------------------------------
        6,330,000       Orange County IDA (St. Luke's Cornwall
                        Hospital Obligated Group)                            5.375            12/01/2026               6,718,662
---------------------------------------------------------------------------------------------------------------------------------
        2,235,000       Orange County IDA (St. Luke's Cornwall
                        Hospital Obligated Group)                            5.375            12/01/2026               2,372,229
---------------------------------------------------------------------------------------------------------------------------------
        7,545,000       Orange County IDA (Tuxedo Place) 2                   7.000            08/01/2032               5,809,650
---------------------------------------------------------------------------------------------------------------------------------
        2,500,000       Orange County IDA (Tuxedo Place) 2                   7.000            08/01/2033               1,924,125
---------------------------------------------------------------------------------------------------------------------------------
        2,755,000       Oswego County IDA (Bishop's Common)                  5.375            02/01/2049               2,871,895
---------------------------------------------------------------------------------------------------------------------------------
        3,260,000       Oswego County IDA (Seneca Hill Manor)                5.650            08/01/2037               3,371,492
---------------------------------------------------------------------------------------------------------------------------------
        6,860,000       Otsego County IDA (Hartwick College)                 5.900            07/01/2022               7,114,575
---------------------------------------------------------------------------------------------------------------------------------
        3,030,000       Otsego County IDA (Mary Imogene Bassett
                        Hospital)                                            5.350            11/01/2020               3,162,260
---------------------------------------------------------------------------------------------------------------------------------
       10,720,000       Peekskill IDA (Drum Hill)                            6.375            10/01/2028              10,688,483
---------------------------------------------------------------------------------------------------------------------------------
          447,716       Peekskill IDA (Karta)                                9.000            07/01/2010                 451,275
---------------------------------------------------------------------------------------------------------------------------------
        1,515,000       Port Authority  NY/NJ (Continental Airlines) 1       9.000            12/01/2006               1,534,847
---------------------------------------------------------------------------------------------------------------------------------
        1,770,000       Port Authority  NY/NJ (Continental Airlines)         9.000            12/01/2010               1,810,179
---------------------------------------------------------------------------------------------------------------------------------
       53,290,000       Port Authority  NY/NJ (Continental Airlines)         9.125            12/01/2015              55,221,763
---------------------------------------------------------------------------------------------------------------------------------
        2,795,000       Port Authority  NY/NJ (Delta Air Lines) 2            6.950            06/01/2008               2,802,015
---------------------------------------------------------------------------------------------------------------------------------
       28,085,000       Port Authority  NY/NJ (JFK International Air
                        Terminal) 1                                          5.750            12/01/2025              28,723,372
---------------------------------------------------------------------------------------------------------------------------------
        7,410,000       Port Authority  NY/NJ (KIAC)                         6.750            10/01/2011               7,557,607
---------------------------------------------------------------------------------------------------------------------------------
       46,435,000       Port Authority  NY/NJ (KIAC)                         6.750            10/01/2019              47,290,333
---------------------------------------------------------------------------------------------------------------------------------
        3,300,000       Port Authority  NY/NJ (KIAC)                         7.000            10/01/2007               3,348,972
---------------------------------------------------------------------------------------------------------------------------------
       20,000,000       Port Authority  NY/NJ RITES                          8.048 4          09/15/2013              23,830,400
---------------------------------------------------------------------------------------------------------------------------------
        8,150,000       Port Authority  NY/NJ, 108th Series                  5.875            01/15/2017               8,281,297
---------------------------------------------------------------------------------------------------------------------------------


                         19 | ROCHESTER FUND MUNICIPALS

ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                            COUPON           MATURITY                     VALUE
---------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
$          35,000       Port Authority  NY/NJ, 111th Series                  5.000%           10/01/2032       $          35,589
---------------------------------------------------------------------------------------------------------------------------------
        1,000,000       Port Authority  NY/NJ, 120th Series 1                5.750            10/15/2026               1,029,950
---------------------------------------------------------------------------------------------------------------------------------
        4,775,000       Port Authority  NY/NJ, 121st Series                  5.125            10/15/2030               4,888,979
---------------------------------------------------------------------------------------------------------------------------------
           30,000       Port Authority  NY/NJ, 122nd Series                  5.000            07/15/2026                  30,588
---------------------------------------------------------------------------------------------------------------------------------
           95,000       Port Authority  NY/NJ, 122nd Series                  5.125            01/15/2036                  96,997
---------------------------------------------------------------------------------------------------------------------------------
        9,525,000       Port Authority  NY/NJ, 124th Series                  5.000            08/01/2036               9,709,595
---------------------------------------------------------------------------------------------------------------------------------
          120,000       Port Authority  NY/NJ, 126th Series                  5.125            11/15/2028                 125,590
---------------------------------------------------------------------------------------------------------------------------------
          210,000       Port Authority  NY/NJ, 126th Series                  5.125            11/15/2030                 219,568
---------------------------------------------------------------------------------------------------------------------------------
           25,000       Port Authority  NY/NJ, 127th Series                  5.200            12/15/2027                  26,403
---------------------------------------------------------------------------------------------------------------------------------
        7,015,000       Port Authority  NY/NJ, 127th Series                  5.250            12/15/2032               7,396,546
---------------------------------------------------------------------------------------------------------------------------------
          495,000       Port Authority  NY/NJ, 132nd Series                  5.000            09/01/2026                 521,507
---------------------------------------------------------------------------------------------------------------------------------
       35,100,000       Port Authority  NY/NJ, 132nd Series                  5.000            09/01/2038              36,699,858
---------------------------------------------------------------------------------------------------------------------------------
       16,105,000       Port Authority  NY/NJ, 136th Series                  5.125            05/01/2034              16,983,528
---------------------------------------------------------------------------------------------------------------------------------
       19,175,000       Port Authority  NY/NJ, 136th Series                  5.375            11/01/2028              20,633,259
---------------------------------------------------------------------------------------------------------------------------------
       22,855,000       Port Authority  NY/NJ, 136th Series                  5.500            11/01/2029              24,872,411
---------------------------------------------------------------------------------------------------------------------------------
        1,430,000       Port Authority  NY/NJ, 137th Series                  5.125            07/15/2030               1,511,667
---------------------------------------------------------------------------------------------------------------------------------
       18,040,000       Port Authority  NY/NJ, 141st Series                  5.000            09/01/2027              18,912,414
---------------------------------------------------------------------------------------------------------------------------------
       47,910,000       Port Authority  NY/NJ, 143rd Series                  5.000            10/01/2030              49,972,046
---------------------------------------------------------------------------------------------------------------------------------
       27,535,000       Port Authority  NY/NJ, 143rd Series                  5.000            04/01/2036              28,650,718
---------------------------------------------------------------------------------------------------------------------------------
       50,660,000       Port Authority  NY/NJ, 37th Series                   5.250            07/15/2034              53,884,509
---------------------------------------------------------------------------------------------------------------------------------
        2,755,000       Poughkeepsie IDA (Eastman & Bixby Redevel.
                        Corp.)                                               6.000            08/01/2032               2,938,400
---------------------------------------------------------------------------------------------------------------------------------
        1,990,000       Putnam County IDA (Brewster Plastics)                8.500            12/01/2016               2,050,854
---------------------------------------------------------------------------------------------------------------------------------
       16,240,000       Rensselaer City School District COP                  5.000            06/01/2036              17,150,577
---------------------------------------------------------------------------------------------------------------------------------
        1,500,000       Rensselaer County IDA (Franciscan Heights)           5.375            12/01/2036               1,583,055
---------------------------------------------------------------------------------------------------------------------------------
       27,455,000       Rensselaer County IDA (Rensselaer
                        Polytechnical Institute) 1                           5.000            03/01/2036              28,789,038
---------------------------------------------------------------------------------------------------------------------------------
        2,125,000       Rensselaer County Tobacco Asset Securitization
                        Corp. RITES                                          8.562 4          06/01/2035               2,354,181
---------------------------------------------------------------------------------------------------------------------------------
        2,430,000       Rensselaer County Tobacco Asset Securitization
                        Corp. RITES                                          8.562 4          06/01/2043               2,729,449
---------------------------------------------------------------------------------------------------------------------------------
            5,000       Rensselaer Hsg. Authority (Renwyck)                  7.650            01/01/2011                   5,110
---------------------------------------------------------------------------------------------------------------------------------
       18,975,000       Rensselaer Municipal Leasing Corp. (Rensselaer
                        County Nursing Home)                                 6.900            06/01/2024              19,053,936
---------------------------------------------------------------------------------------------------------------------------------
        1,580,000       Riverhead IDA (Michael Reilly Design)                8.875            08/01/2021               1,516,705
---------------------------------------------------------------------------------------------------------------------------------
       15,270,000       Rochester Hsg. Authority (Crossroads
                        Apartments)                                          7.700            01/01/2017              15,504,242
---------------------------------------------------------------------------------------------------------------------------------
        6,790,000       Rochester Museum & Science Center                    6.125            12/01/2015               6,876,301
---------------------------------------------------------------------------------------------------------------------------------
        1,195,000       Rockland County IDA (Crystal Run
                        Village/Rockland County Assoc. for the
                        Learning Disabled Obligated Group)                   4.900            07/01/2021               1,243,147
---------------------------------------------------------------------------------------------------------------------------------
       30,000,000       Rockland County Tobacco Asset Securitization
                        Corp.                                                5.875 3          08/15/2045               2,912,100
---------------------------------------------------------------------------------------------------------------------------------
      441,000,000       Rockland County Tobacco Asset Securitization
                        Corp.                                                7.624 3          08/15/2060               8,379,000
---------------------------------------------------------------------------------------------------------------------------------
        3,075,000       Rockland County Tobacco Asset Securitization
                        Corp. RITES                                          8.159 4          08/15/2035               3,417,217
---------------------------------------------------------------------------------------------------------------------------------
        3,360,000       Rockland County Tobacco Asset Securitization
                        Corp. RITES                                          8.159 4          08/15/2043               3,787,157
---------------------------------------------------------------------------------------------------------------------------------
           20,000       Sanford Town GO                                      5.250            04/15/2015                  21,393
---------------------------------------------------------------------------------------------------------------------------------
           20,000       Sanford Town GO                                      5.250            04/15/2016                  21,477
---------------------------------------------------------------------------------------------------------------------------------
           25,000       Sanford Town GO                                      5.250            04/15/2017                  26,760
---------------------------------------------------------------------------------------------------------------------------------
           25,000       Sanford Town GO                                      5.250            04/15/2018                  26,712
---------------------------------------------------------------------------------------------------------------------------------
           25,000       Sanford Town GO                                      5.250            04/15/2019                  26,611
---------------------------------------------------------------------------------------------------------------------------------


                         20 | ROCHESTER FUND MUNICIPALS

ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                            COUPON           MATURITY                     VALUE
---------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
$          25,000       Sanford Town GO                                      5.250%           04/15/2020       $          26,511
---------------------------------------------------------------------------------------------------------------------------------
           30,000       Sanford Town GO                                      5.250            04/15/2021                  31,670
---------------------------------------------------------------------------------------------------------------------------------
           30,000       Sanford Town GO                                      5.250            04/15/2022                  31,551
---------------------------------------------------------------------------------------------------------------------------------
           30,000       Sanford Town GO                                      5.250            04/15/2023                  31,433
---------------------------------------------------------------------------------------------------------------------------------
           30,000       Sanford Town GO                                      5.250            04/15/2024                  31,339
---------------------------------------------------------------------------------------------------------------------------------
           35,000       Sanford Town GO                                      5.250            04/15/2025                  36,480
---------------------------------------------------------------------------------------------------------------------------------
           35,000       Sanford Town GO                                      5.250            04/15/2026                  36,343
---------------------------------------------------------------------------------------------------------------------------------
           40,000       Sanford Town GO                                      5.250            04/15/2027                  41,504
---------------------------------------------------------------------------------------------------------------------------------
           40,000       Sanford Town GO                                      5.250            04/15/2028                  41,395
---------------------------------------------------------------------------------------------------------------------------------
           40,000       Sanford Town GO                                      5.250            04/15/2029                  41,318
---------------------------------------------------------------------------------------------------------------------------------
           45,000       Sanford Town GO                                      5.250            04/15/2030                  46,344
---------------------------------------------------------------------------------------------------------------------------------
           45,000       Sanford Town GO                                      5.250            04/15/2031                  46,274
---------------------------------------------------------------------------------------------------------------------------------
           50,000       Sanford Town GO                                      5.250            04/15/2032                  51,393
---------------------------------------------------------------------------------------------------------------------------------
           50,000       Sanford Town GO                                      5.250            04/15/2033                  51,340
---------------------------------------------------------------------------------------------------------------------------------
           55,000       Sanford Town GO                                      5.250            04/15/2034                  56,461
---------------------------------------------------------------------------------------------------------------------------------
           60,000       Sanford Town GO                                      5.250            04/15/2035                  61,561
---------------------------------------------------------------------------------------------------------------------------------
           60,000       Sanford Town GO                                      5.250            04/15/2036                  61,561
---------------------------------------------------------------------------------------------------------------------------------
          970,000       Saratoga County IDA (ARC)                            8.400            03/01/2013                 978,943
---------------------------------------------------------------------------------------------------------------------------------
        3,000,000       Saratoga County IDA (Saratoga
                        Hospital/Saratoga Care/Benedict Community
                        Health Center)                                       5.125            12/01/2033               3,142,680
---------------------------------------------------------------------------------------------------------------------------------
        1,635,000       Schenectady IDA (Schaffer Heights Hsg.)              6.000            11/01/2030               1,773,566
---------------------------------------------------------------------------------------------------------------------------------
        3,335,000       Schenectady Metroplex Devel. Authority, Series A     5.375            12/15/2021               3,548,006
---------------------------------------------------------------------------------------------------------------------------------
          188,000       Schroon Lake Fire District 2                         7.250            03/01/2009                 189,542
---------------------------------------------------------------------------------------------------------------------------------
          175,000       Scotia Hsg. Authority (Holyrood House)               7.000            06/01/2009                 175,443
---------------------------------------------------------------------------------------------------------------------------------
        8,390,000       SONYMA RITES                                         7.983 4          10/01/2034               8,839,872
---------------------------------------------------------------------------------------------------------------------------------
        2,480,000       SONYMA, Series 106                                   5.100            04/01/2023               2,545,150
---------------------------------------------------------------------------------------------------------------------------------
       10,200,000       SONYMA, Series 109                                   4.800            10/01/2023              10,372,890
---------------------------------------------------------------------------------------------------------------------------------
       14,865,000       SONYMA, Series 133 1                                 5.050            10/01/2026              15,381,410
---------------------------------------------------------------------------------------------------------------------------------
        2,475,000       SONYMA, Series 29                                    5.450            04/01/2031               2,546,874
---------------------------------------------------------------------------------------------------------------------------------
       20,600,000       SONYMA, Series 29                                    5.450            10/01/2031              21,236,128
---------------------------------------------------------------------------------------------------------------------------------
        7,380,000       SONYMA, Series 35                                    4.800            10/01/2030               7,463,763
---------------------------------------------------------------------------------------------------------------------------------
        5,115,000       SONYMA, Series 65                                    5.850            10/01/2028               5,259,499
---------------------------------------------------------------------------------------------------------------------------------
           20,000       SONYMA, Series 66                                    5.700            10/01/2027                  20,567
---------------------------------------------------------------------------------------------------------------------------------
       18,610,000       SONYMA, Series 67                                    5.800            10/01/2028              18,979,967
---------------------------------------------------------------------------------------------------------------------------------
        3,535,000       SONYMA, Series 69                                    5.400            10/01/2019               3,613,017
---------------------------------------------------------------------------------------------------------------------------------
        3,775,000       SONYMA, Series 69                                    5.500            10/01/2028               3,825,132
---------------------------------------------------------------------------------------------------------------------------------
        2,770,000       SONYMA, Series 69 RITES                              7.015 4          10/01/2028               2,843,599
---------------------------------------------------------------------------------------------------------------------------------
       12,320,000       SONYMA, Series 71 1                                  5.400            04/01/2029              12,526,730
---------------------------------------------------------------------------------------------------------------------------------
           30,000       SONYMA, Series 71                                    5.400            04/01/2029                  30,503
---------------------------------------------------------------------------------------------------------------------------------
        9,550,000       SONYMA, Series 71 RITES                              6.815 4          04/01/2029               9,870,498
---------------------------------------------------------------------------------------------------------------------------------
        5,500,000       SONYMA, Series 73 RITES                              9.285 4          10/01/2028               5,986,310
---------------------------------------------------------------------------------------------------------------------------------
        1,815,000       SONYMA, Series 73-A 1                                5.300            10/01/2028               1,855,112
---------------------------------------------------------------------------------------------------------------------------------
          100,000       SONYMA, Series 77                                    5.150            04/01/2029                 102,055
---------------------------------------------------------------------------------------------------------------------------------
       10,175,000       SONYMA, Series 79                                    5.300            04/01/2029              10,412,485
---------------------------------------------------------------------------------------------------------------------------------
          470,000       SONYMA, Series 82                                    5.650            04/01/2030                 473,995
---------------------------------------------------------------------------------------------------------------------------------
        5,660,000       SONYMA, Series 97                                    5.500            04/01/2031               5,852,383
---------------------------------------------------------------------------------------------------------------------------------
          300,000       St. Lawrence County IDA (Clarkson University)        5.125            07/01/2021                 306,621
---------------------------------------------------------------------------------------------------------------------------------
        1,315,000       St. Lawrence County IDA (Clarkson University)        5.250            07/01/2031               1,344,127
---------------------------------------------------------------------------------------------------------------------------------
        2,370,000       St. Lawrence County IDA (Clarkson University)        5.500            07/01/2029               2,461,885
---------------------------------------------------------------------------------------------------------------------------------
        2,805,000       St. Lawrence County IDA (Hepburn Medical
                        Center)                                              5.375            12/01/2019               2,933,665
---------------------------------------------------------------------------------------------------------------------------------


                         21 | ROCHESTER FUND MUNICIPALS

ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                            COUPON           MATURITY                     VALUE
---------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
$       3,595,000       St. Lawrence County IDA (Hepburn Medical
                        Center)                                              5.500%           12/01/2024       $       3,774,139
---------------------------------------------------------------------------------------------------------------------------------
        1,295,000       Suffolk County IDA (ACLD)                            6.000            12/01/2019               1,333,021
---------------------------------------------------------------------------------------------------------------------------------
          530,000       Suffolk County IDA (ALIA-ACDS)                       7.125            06/01/2017                 571,557
---------------------------------------------------------------------------------------------------------------------------------
        2,295,000       Suffolk County IDA (ALIA-ACLD)                       5.950            10/01/2021               2,295,390
---------------------------------------------------------------------------------------------------------------------------------
          315,000       Suffolk County IDA (ALIA-ACLD)                       6.375            06/01/2014                 326,475
---------------------------------------------------------------------------------------------------------------------------------
        1,310,000       Suffolk County IDA (ALIA-ACLD)                       6.500            03/01/2018               1,354,566
---------------------------------------------------------------------------------------------------------------------------------
          745,000       Suffolk County IDA (ALIA-ACLD)                       7.500            09/01/2015                 804,607
---------------------------------------------------------------------------------------------------------------------------------
          285,000       Suffolk County IDA (ALIA-ADD)                        6.950            12/01/2014                 305,004
---------------------------------------------------------------------------------------------------------------------------------
          480,000       Suffolk County IDA (ALIA-ADD)                        7.125            06/01/2017                 517,637
---------------------------------------------------------------------------------------------------------------------------------
          395,000       Suffolk County IDA (ALIA-ADD)                        7.500            09/01/2015                 426,604
---------------------------------------------------------------------------------------------------------------------------------
        3,355,000       Suffolk County IDA (ALIA-DDI)                        5.950            10/01/2021               3,355,570
---------------------------------------------------------------------------------------------------------------------------------
        1,370,000       Suffolk County IDA (ALIA-DDI)                        6.375            06/01/2014               1,419,909
---------------------------------------------------------------------------------------------------------------------------------
          100,000       Suffolk County IDA (ALIA-DDI)                        7.500            09/01/2015                 108,001
---------------------------------------------------------------------------------------------------------------------------------
          870,000       Suffolk County IDA (ALIA-FREE)                       5.950            10/01/2021                 870,148
---------------------------------------------------------------------------------------------------------------------------------
          700,000       Suffolk County IDA (ALIA-FREE)                       6.375            06/01/2014                 725,501
---------------------------------------------------------------------------------------------------------------------------------
        1,750,000       Suffolk County IDA (ALIA-FREE)                       6.950            12/01/2014               1,872,833
---------------------------------------------------------------------------------------------------------------------------------
        3,965,000       Suffolk County IDA (ALIA-FREE)                       7.125            06/01/2017               4,275,896
---------------------------------------------------------------------------------------------------------------------------------
          615,000       Suffolk County IDA (ALIA-IGHL)                       5.950            10/01/2021                 615,105
---------------------------------------------------------------------------------------------------------------------------------
          380,000       Suffolk County IDA (ALIA-IGHL)                       6.000            10/01/2031                 380,160
---------------------------------------------------------------------------------------------------------------------------------
          560,000       Suffolk County IDA (ALIA-IGHL)                       6.375            06/01/2014                 580,401
---------------------------------------------------------------------------------------------------------------------------------
          600,000       Suffolk County IDA (ALIA-IGHL)                       6.950            12/01/2014                 642,114
---------------------------------------------------------------------------------------------------------------------------------
        1,110,000       Suffolk County IDA (ALIA-IGHL)                       7.125            06/01/2017               1,197,035
---------------------------------------------------------------------------------------------------------------------------------
        1,945,000       Suffolk County IDA (ALIA-IGHL)                       7.250            12/01/2033               2,062,400
---------------------------------------------------------------------------------------------------------------------------------
          240,000       Suffolk County IDA (ALIA-IGHL)                       7.500            09/01/2015                 259,202
---------------------------------------------------------------------------------------------------------------------------------
          330,000       Suffolk County IDA (ALIA- L.I.  Head Injury
                        Assoc.)                                              6.375            06/01/2014                 342,022
---------------------------------------------------------------------------------------------------------------------------------
          715,000       Suffolk County IDA (ALIA- L.I.  Head Injury
                        Assoc.)                                              6.950            12/01/2014                 765,186
---------------------------------------------------------------------------------------------------------------------------------
          250,000       Suffolk County IDA (ALIA- L.I.  Head Injury
                        Assoc.)                                              7.500            09/01/2015                 270,003
---------------------------------------------------------------------------------------------------------------------------------
          600,000       Suffolk County IDA (ALIA-MCH)                        6.375            06/01/2014                 621,858
---------------------------------------------------------------------------------------------------------------------------------
        1,685,000       Suffolk County IDA (ALIA-MCH)                        6.950            12/01/2014               1,803,270
---------------------------------------------------------------------------------------------------------------------------------
        1,355,000       Suffolk County IDA (ALIA-MCH)                        7.125            06/01/2017               1,461,246
---------------------------------------------------------------------------------------------------------------------------------
          745,000       Suffolk County IDA (ALIA-NYS ARC)                    7.500            09/01/2015                 804,607
---------------------------------------------------------------------------------------------------------------------------------
          400,000       Suffolk County IDA (ALIA-Pederson-Krag Center)       8.375            06/01/2016                 436,768
---------------------------------------------------------------------------------------------------------------------------------
          595,000       Suffolk County IDA (ALIA-SMCFS)                      7.500            09/01/2015                 642,606
---------------------------------------------------------------------------------------------------------------------------------
          710,000       Suffolk County IDA (ALIA-Suffolk Hostels)            7.500            09/01/2015                 766,807
---------------------------------------------------------------------------------------------------------------------------------
        2,075,000       Suffolk County IDA (ALIA-UCPAGS)                     5.950            10/01/2021               2,075,353
---------------------------------------------------------------------------------------------------------------------------------
          235,000       Suffolk County IDA (ALIA-UCPAGS)                     6.375            06/01/2014                 243,561
---------------------------------------------------------------------------------------------------------------------------------
        1,040,000       Suffolk County IDA (ALIA-UCPAGS)                     6.950            12/01/2014               1,112,998
---------------------------------------------------------------------------------------------------------------------------------
          785,000       Suffolk County IDA (ALIA-UCPAGS)                     7.000            06/01/2016                 843,679
---------------------------------------------------------------------------------------------------------------------------------
          495,000       Suffolk County IDA (ALIA-UCPAGS)                     7.500            09/01/2015                 534,605
---------------------------------------------------------------------------------------------------------------------------------
          370,000       Suffolk County IDA (ALIA-WORCA)                      6.950            12/01/2014                 395,970
---------------------------------------------------------------------------------------------------------------------------------
          850,000       Suffolk County IDA (ALIA-WORCA)                      7.125            06/01/2017                 916,649
---------------------------------------------------------------------------------------------------------------------------------
          590,000       Suffolk County IDA (ALIA-WORCA)                      7.500            09/01/2015                 637,206
---------------------------------------------------------------------------------------------------------------------------------
          715,000       Suffolk County IDA (Catholic Charities)              6.000            10/01/2020                 727,906
---------------------------------------------------------------------------------------------------------------------------------
          245,000       Suffolk County IDA (DDI)                             6.000            12/01/2019                 252,193
---------------------------------------------------------------------------------------------------------------------------------
          635,000       Suffolk County IDA (DDI)                             6.000            10/01/2020                 646,462
---------------------------------------------------------------------------------------------------------------------------------
          655,000       Suffolk County IDA (DDI)                             6.000            10/01/2020                 666,823
---------------------------------------------------------------------------------------------------------------------------------
          520,000       Suffolk County IDA (DDI)                             6.250            03/01/2009                 529,724
---------------------------------------------------------------------------------------------------------------------------------
        5,025,000       Suffolk County IDA (DDI)                             7.250            03/01/2024               5,326,852
---------------------------------------------------------------------------------------------------------------------------------
        8,940,000       Suffolk County IDA (DDI)                             8.750            03/01/2023               9,617,652
---------------------------------------------------------------------------------------------------------------------------------
        2,000,000       Suffolk County IDA (Dowling College)                 5.000            06/01/2036               2,059,400
---------------------------------------------------------------------------------------------------------------------------------
        3,275,000       Suffolk County IDA (Dowling College)                 6.700            12/01/2020               3,350,751
---------------------------------------------------------------------------------------------------------------------------------
        1,835,000       Suffolk County IDA (Family Residences)               6.000            12/01/2019               1,888,876
---------------------------------------------------------------------------------------------------------------------------------


                         22 | ROCHESTER FUND MUNICIPALS

ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                            COUPON           MATURITY                     VALUE
---------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
$       1,345,000       Suffolk County IDA (Family Services League)          5.000%           11/01/2027       $       1,407,300
---------------------------------------------------------------------------------------------------------------------------------
          830,000       Suffolk County IDA (Family Services League)          5.000            11/01/2034                 863,955
---------------------------------------------------------------------------------------------------------------------------------
          160,000       Suffolk County IDA (Federation of
                        Organizations)                                       7.625            04/01/2010                 166,234
---------------------------------------------------------------------------------------------------------------------------------
        2,195,000       Suffolk County IDA (Federation of
                        Organizations)                                       8.125            04/01/2030               2,316,098
---------------------------------------------------------------------------------------------------------------------------------
        2,600,000       Suffolk County IDA (Gurwin Jewish-Phase II)          6.700            05/01/2039               2,833,012
---------------------------------------------------------------------------------------------------------------------------------
        3,860,000       Suffolk County IDA (Huntington First Aid Squad)      6.650            11/01/2017               4,029,570
---------------------------------------------------------------------------------------------------------------------------------
          285,000       Suffolk County IDA (Independent Group Home
                        Living)                                              6.000            12/01/2019                 293,368
---------------------------------------------------------------------------------------------------------------------------------
        1,460,000       Suffolk County IDA (Independent Group Home
                        Living)                                              6.000            10/01/2020               1,486,353
---------------------------------------------------------------------------------------------------------------------------------
        2,950,000       Suffolk County IDA (Jefferson's Ferry)               5.000            11/01/2028               3,045,462
---------------------------------------------------------------------------------------------------------------------------------
       13,760,000       Suffolk County IDA (Keyspan-Port Jefferson
                        Center)                                              5.250            06/01/2027              14,360,349
---------------------------------------------------------------------------------------------------------------------------------
        4,065,000       Suffolk County IDA (L.I. Network Community
                        Services)                                            7.550            02/01/2034               4,310,892
---------------------------------------------------------------------------------------------------------------------------------
        8,000,000       Suffolk County IDA (Medford Hamlet Assisted
                        Living)                                              6.375            01/01/2039               8,132,640
---------------------------------------------------------------------------------------------------------------------------------
        1,865,000       Suffolk County IDA (Nassau-Suffolk Services
                        for Autism)                                          6.750            11/01/2036               1,895,903
---------------------------------------------------------------------------------------------------------------------------------
          635,000       Suffolk County IDA (Nassau-Suffolk Services
                        for Autism)                                          6.750            11/01/2036                 636,238
---------------------------------------------------------------------------------------------------------------------------------
        3,225,000       Suffolk County IDA (New Interdisciplinary
                        School)                                              6.750            12/01/2019               3,332,393
---------------------------------------------------------------------------------------------------------------------------------
          845,000       Suffolk County IDA (Nissequogue Cogeneration
                        Partners)                                            4.875            01/01/2008                 842,566
---------------------------------------------------------------------------------------------------------------------------------
        8,750,000       Suffolk County IDA (Nissequogue Cogeneration
                        Partners)                                            5.300            01/01/2013               8,655,325
---------------------------------------------------------------------------------------------------------------------------------
       18,925,000       Suffolk County IDA (Nissequogue Cogeneration
                        Partners)                                            5.500            01/01/2023              18,812,775
---------------------------------------------------------------------------------------------------------------------------------
          680,000       Suffolk County IDA (OBPWC)                           7.500            11/01/2022                 680,449
---------------------------------------------------------------------------------------------------------------------------------
        1,000,000       Suffolk County IDA (Peconic Landing Retirement
                        Home)                                                8.000            10/01/2020               1,116,740
---------------------------------------------------------------------------------------------------------------------------------
        2,850,000       Suffolk County IDA (Peconic Landing Retirement
                        Home)                                                8.000            10/01/2030               3,161,933
---------------------------------------------------------------------------------------------------------------------------------
        4,800,000       Suffolk County IDA (Pederson-Krager Center)          7.200            02/01/2035               4,948,800
---------------------------------------------------------------------------------------------------------------------------------
          185,000       Suffolk County IDA (Pederson-Krager Center)          7.625            04/01/2010                 196,122
---------------------------------------------------------------------------------------------------------------------------------
        2,545,000       Suffolk County IDA (Pederson-Krager Center)          8.125            04/01/2030               2,713,377
---------------------------------------------------------------------------------------------------------------------------------
          195,000       Suffolk County IDA (St. Vincent De Paul in the
                        Diocese of Rockville Center)                         7.000            04/01/2010                 203,824
---------------------------------------------------------------------------------------------------------------------------------
        2,595,000       Suffolk County IDA (St. Vincent De Paul in the
                        Diocese of Rockville Center)                         8.000            04/01/2030               2,752,491
---------------------------------------------------------------------------------------------------------------------------------
          545,000       Suffolk County IDA (Suffolk Hotels)                  6.000            10/01/2020                 554,837
---------------------------------------------------------------------------------------------------------------------------------
        2,245,000       Suffolk County IDA (United Cerebral Palsy
                        Assoc.)                                              6.000            12/01/2019               2,310,913
---------------------------------------------------------------------------------------------------------------------------------
        3,350,000       Suffolk County IDA (United Cerebral Palsy
                        Assoc.)                                              7.875            09/01/2041               3,521,956
---------------------------------------------------------------------------------------------------------------------------------
        1,620,000       Suffolk County IDA (Windmill Village)                5.700            12/01/2026               1,726,790
---------------------------------------------------------------------------------------------------------------------------------
        1,305,000       Suffolk County IDA (Windmill Village)                5.750            12/01/2031               1,391,965
---------------------------------------------------------------------------------------------------------------------------------
          825,000       Suffolk County IDA (Wireless Boulevard Realty)       7.875            12/01/2012                 852,415
---------------------------------------------------------------------------------------------------------------------------------
        4,005,000       Suffolk County IDA (Wireless Boulevard Realty)       8.625            12/01/2026               4,140,329
---------------------------------------------------------------------------------------------------------------------------------
        1,000,000       Suffolk County IDA (WORCA)                           6.000            10/01/2020               1,018,050
---------------------------------------------------------------------------------------------------------------------------------
           50,000       Suffolk County Water Authority                       5.125            06/01/2026                  52,688
---------------------------------------------------------------------------------------------------------------------------------
        4,995,000       Sullivan County IDA (Center for Discovery)           5.625            06/01/2013               5,044,351
---------------------------------------------------------------------------------------------------------------------------------
        6,705,000       Sullivan County IDA (Center for Discovery)           6.000            06/01/2019               6,810,000
---------------------------------------------------------------------------------------------------------------------------------
        4,900,000       Sullivan County IDA (Center for Discovery)           6.500            06/01/2025               4,980,409
---------------------------------------------------------------------------------------------------------------------------------
        4,700,000       Sullivan County IDA (Center for Discovery)           6.950            02/01/2035               4,857,403
---------------------------------------------------------------------------------------------------------------------------------


                         23 | ROCHESTER FUND MUNICIPALS

ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                            COUPON           MATURITY                     VALUE
---------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
$       2,225,000       Sullivan County IDA (Center for Discovery)           7.250%           02/01/2012       $       2,350,134
---------------------------------------------------------------------------------------------------------------------------------
        9,965,000       Sullivan County IDA (Center for Discovery)           7.750            02/01/2027              10,710,980
---------------------------------------------------------------------------------------------------------------------------------
        8,535,000       Sullivan County IDA (SCCC Dorm Corp. Civic
                        Facility)                                            7.250            06/01/2027               8,571,359
---------------------------------------------------------------------------------------------------------------------------------
          212,500       Syracuse Hsg. Authority (Loretto Sedgwick
                        Heights Corp.)                                       7.375            11/01/2008                 211,049
---------------------------------------------------------------------------------------------------------------------------------
        6,995,000       Syracuse Hsg. Authority (Loretto Sedgwick
                        Heights Corp.)                                       8.500            11/01/2031               7,034,382
---------------------------------------------------------------------------------------------------------------------------------
        6,590,000       Syracuse Hsg. Authority (LRRHCF)                     5.800            08/01/2037               6,873,897
---------------------------------------------------------------------------------------------------------------------------------
          195,000       Syracuse Hsg. Authority (LRRHCF)                     7.500            08/01/2010                 197,543
---------------------------------------------------------------------------------------------------------------------------------
        2,435,000       Syracuse Hsg. Authority (Pavilion on James)          7.500            11/01/2042               2,361,244
---------------------------------------------------------------------------------------------------------------------------------
          145,000       Syracuse IDA (Anoplate Corp.)                        7.250            11/01/2007                 147,665
---------------------------------------------------------------------------------------------------------------------------------
        2,195,000       Syracuse IDA (Anoplate Corp.)                        8.000            11/01/2022               2,306,967
---------------------------------------------------------------------------------------------------------------------------------
        1,000,000       Syracuse IDA (Crouse Irving Health Hospital)         5.375            01/01/2023                 914,240
---------------------------------------------------------------------------------------------------------------------------------
       15,770,000       Syracuse IDA (James Square)                          7.197 3          08/01/2025               4,458,968
---------------------------------------------------------------------------------------------------------------------------------
          725,000       Syracuse IDA (Jewish Home of Central NY)             7.375            03/01/2021                 784,356
---------------------------------------------------------------------------------------------------------------------------------
        2,050,000       Syracuse IDA (Jewish Home of Central NY)             7.375            03/01/2031               2,209,490
---------------------------------------------------------------------------------------------------------------------------------
           75,000       Taconic Hills Central School District at
                        Craryville                                           5.000            06/15/2026                  78,791
---------------------------------------------------------------------------------------------------------------------------------
        7,500,000       Tobacco Settlement Financing Corp. (TASC)            5.500            06/01/2019               8,173,275
---------------------------------------------------------------------------------------------------------------------------------
       13,825,000       Tobacco Settlement Financing Corp. (TASC)            5.500            06/01/2021              14,998,604
---------------------------------------------------------------------------------------------------------------------------------
        3,750,000       Tompkins County IDA (Ithacare Center)                6.200            02/01/2037               3,852,900
---------------------------------------------------------------------------------------------------------------------------------
           20,000       Tompkins Health Care Corp. (Reconstruction
                        Home)                                               10.800            02/01/2007                  20,360
---------------------------------------------------------------------------------------------------------------------------------
           60,000       Tompkins Health Care Corp. (Reconstruction
                        Home)                                               10.800            02/01/2028                  66,566
---------------------------------------------------------------------------------------------------------------------------------
          525,000       Tonawanda Senior Citizen Hsg. Corp.                  6.500            12/01/2010                 532,707
---------------------------------------------------------------------------------------------------------------------------------
           25,000       Triborough Bridge & Tunnel Authority                 5.000            01/01/2032                  25,796
---------------------------------------------------------------------------------------------------------------------------------
       18,940,000       Triborough Bridge & Tunnel Authority                 5.000            11/15/2032              19,713,888
---------------------------------------------------------------------------------------------------------------------------------
        8,265,000       Triborough Bridge & Tunnel Authority RITES           8.104 4          01/01/2027               9,569,713
---------------------------------------------------------------------------------------------------------------------------------
        4,190,000       Triborough Bridge & Tunnel Authority RITES           8.104 4          01/01/2032               4,787,410
---------------------------------------------------------------------------------------------------------------------------------
        5,400,000       Triborough Bridge & Tunnel Authority, Series A       5.000            11/15/2035               5,714,280
---------------------------------------------------------------------------------------------------------------------------------
          150,000       TSASC, Inc. (TFABs)                                  5.000            06/01/2034                 152,348
---------------------------------------------------------------------------------------------------------------------------------
       57,750,000       TSASC, Inc. (TFABs) RITES                            5.986 4          06/01/2034              59,557,575
---------------------------------------------------------------------------------------------------------------------------------
       74,545,000       TSASC, Inc. (TFABs) RITES                            6.415 4          06/01/2042              78,972,973
---------------------------------------------------------------------------------------------------------------------------------
        7,335,000       TSASC, Inc. (TFABs) RITES                            6.415 4          06/01/2042               7,770,699
---------------------------------------------------------------------------------------------------------------------------------
       33,750,000       TSASC, Inc. (TFABs) ROLs 8                           6.392 4          06/01/2042              35,086,500
---------------------------------------------------------------------------------------------------------------------------------
          995,000       UCP/HCA  of Chemung County                           6.600            08/01/2022               1,026,979
---------------------------------------------------------------------------------------------------------------------------------
        1,760,000       Ulster County IDA (Brooklyn Bottling)                8.600            06/30/2022               1,768,712
---------------------------------------------------------------------------------------------------------------------------------
        4,000,000       Ulster County IDA (Kingston Hospital)                5.650            11/15/2024               4,161,320
---------------------------------------------------------------------------------------------------------------------------------
        1,465,000       Ulster County IDA (Mid-Hudson Family Health
                        Services)                                            5.350            07/01/2023               1,508,584
---------------------------------------------------------------------------------------------------------------------------------
          175,000       Ulster County Res Rec                                5.000            03/01/2019                 181,858
---------------------------------------------------------------------------------------------------------------------------------
          185,000       Ulster County Res Rec                                5.000            03/01/2020                 191,673
---------------------------------------------------------------------------------------------------------------------------------
        3,005,000       Ulster County Tobacco Asset Securitization
                        Corp.                                                0.000 6          06/01/2040               2,686,680
---------------------------------------------------------------------------------------------------------------------------------
        2,935,000       Ulster County Tobacco Asset Securitization
                        Corp.                                                6.000            06/01/2040               3,105,406
---------------------------------------------------------------------------------------------------------------------------------
        2,175,000       Ulster County Tobacco Asset Securitization
                        Corp. 2                                              6.250            06/01/2025               2,338,430
---------------------------------------------------------------------------------------------------------------------------------
        2,000,000       United Nations Devel. Corp., Series A                5.250            07/01/2026               2,033,140
---------------------------------------------------------------------------------------------------------------------------------
          500,000       Utica GO                                             6.100            01/15/2013                 532,155
---------------------------------------------------------------------------------------------------------------------------------
        3,550,000       Utica IDA (Utica College Civic Facility)             6.850            12/01/2031               3,876,068
---------------------------------------------------------------------------------------------------------------------------------


                         24 | ROCHESTER FUND MUNICIPALS

ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                            COUPON           MATURITY                     VALUE
---------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
$         375,000       Watervliet Hsg. Authority (Colonie Senior
                        Service Center)                                      5.875%           06/01/2018       $         368,756
---------------------------------------------------------------------------------------------------------------------------------
       10,800,000       Watervliet Hsg. Authority (Colonie Senior
                        Service Center)                                      6.125            06/01/2038              10,447,596
---------------------------------------------------------------------------------------------------------------------------------
        2,590,000       Wayne County IDA (ARC)                               8.375            03/01/2018               2,595,491
---------------------------------------------------------------------------------------------------------------------------------
          300,000       Westchester County Healthcare Corp., Series A        5.875            11/01/2025                 307,302
---------------------------------------------------------------------------------------------------------------------------------
        1,870,000       Westchester County IDA (Beth Abraham Hospital)       8.375            12/01/2025               1,915,460
---------------------------------------------------------------------------------------------------------------------------------
           90,000       Westchester County IDA (Children's Village)          5.375            03/15/2019                  92,000
---------------------------------------------------------------------------------------------------------------------------------
        4,290,000       Westchester County IDA (Children's Village)          6.000            06/01/2022               4,472,797
---------------------------------------------------------------------------------------------------------------------------------
        1,215,000       Westchester County IDA (Clearview School)            7.250            01/01/2035               1,280,877
---------------------------------------------------------------------------------------------------------------------------------
        1,300,000       Westchester County IDA (Guiding Eyes for the
                        Blind)                                               5.375            08/01/2024               1,361,620
---------------------------------------------------------------------------------------------------------------------------------
        2,000,000       Westchester County IDA (Hebrew Hospital Senior
                        Hsg.)                                                7.375            07/01/2030               2,154,600
---------------------------------------------------------------------------------------------------------------------------------
        1,560,000       Westchester County IDA (JDAM)                        6.750            04/01/2016               1,589,375
---------------------------------------------------------------------------------------------------------------------------------
        3,325,000       Westchester County IDA (Lawrence Hospital)           5.000            01/01/2028               3,368,591
---------------------------------------------------------------------------------------------------------------------------------
          820,000       Westchester County IDA (Lawrence Hospital)           5.125            01/01/2018                 838,417
---------------------------------------------------------------------------------------------------------------------------------
        1,275,000       Westchester County IDA (Living Independently
                        for the Elderly)                                     5.375            08/20/2021               1,368,126
---------------------------------------------------------------------------------------------------------------------------------
        3,035,000       Westchester County IDA (Living Independently
                        for the Elderly)                                     5.400            08/20/2032               3,238,224
---------------------------------------------------------------------------------------------------------------------------------
        1,580,000       Westchester County IDA (Rippowam-Cisqua School)      5.750            06/01/2029               1,631,034
---------------------------------------------------------------------------------------------------------------------------------
        1,000,000       Westchester County IDA (Schnurmacher Center)         6.500            11/01/2013               1,062,890
---------------------------------------------------------------------------------------------------------------------------------
        1,710,000       Westchester County IDA (Schnurmacher Center)         6.500            11/01/2033               1,829,683
---------------------------------------------------------------------------------------------------------------------------------
          130,000       Westchester County IDA (Westchester Airport
                        Assoc.)                                              5.950            08/01/2024                 130,628
---------------------------------------------------------------------------------------------------------------------------------
        2,590,000       Westchester County IDA (Winward School)              5.250            10/01/2031               2,695,594
---------------------------------------------------------------------------------------------------------------------------------
       76,375,000       Westchester County Tobacco Asset
                        Securitization Corp.                                 0.000 6          07/15/2039              82,864,584
---------------------------------------------------------------------------------------------------------------------------------
          300,000       Westchester County Tobacco Asset
                        Securitization Corp.                                 5.125            06/01/2038                 306,084
---------------------------------------------------------------------------------------------------------------------------------
        4,250,000       Westchester County Tobacco Asset
                        Securitization Corp.                                 5.896 4          06/01/2038               4,422,338
---------------------------------------------------------------------------------------------------------------------------------
       21,325,000       Westchester County Tobacco Asset
                        Securitization Corp. RITES                           5.896 4          06/01/2038              22,189,729
---------------------------------------------------------------------------------------------------------------------------------
          675,000       Westchester County Tobacco Asset
                        Securitization Corp. RITES                           5.896 4          06/01/2038                 702,371
---------------------------------------------------------------------------------------------------------------------------------
        6,325,000       Westchester County Tobacco Asset
                        Securitization Corp. RITES                           5.896 4          06/01/2045               6,554,598
---------------------------------------------------------------------------------------------------------------------------------
       13,340,000       Westchester County Tobacco Asset
                        Securitization Corp. RITES                           7.455 4          06/01/2045              14,066,363
---------------------------------------------------------------------------------------------------------------------------------
        1,400,000       Yates County IDA (Keuka College)                     8.750            08/01/2015               1,495,592
---------------------------------------------------------------------------------------------------------------------------------
        3,675,000       Yates County IDA (SSMH)                              5.650            02/01/2039               3,889,547
---------------------------------------------------------------------------------------------------------------------------------
        4,500,000       Yonkers GO                                           5.000            08/01/2035               4,744,575
---------------------------------------------------------------------------------------------------------------------------------
        4,685,000       Yonkers IDA (Hudson Scenic Studio)                   6.625            11/01/2019               4,820,771
---------------------------------------------------------------------------------------------------------------------------------
        4,445,000       Yonkers IDA (Monastery Manor Associates)             5.250            04/01/2037               4,687,430
---------------------------------------------------------------------------------------------------------------------------------
        1,590,000       Yonkers IDA (Philipsburgh Hall Associates)           7.500            11/01/2030               1,435,770
---------------------------------------------------------------------------------------------------------------------------------
          730,000       Yonkers IDA (Sacred Heart Assoc.)                    4.800            10/01/2026                 741,249
---------------------------------------------------------------------------------------------------------------------------------
        1,805,000       Yonkers IDA (Sacred Heart Assoc.)                    5.000            10/01/2037               1,858,428
---------------------------------------------------------------------------------------------------------------------------------
        2,515,000       Yonkers IDA (St. John's Riverside Hospital)          7.125            07/01/2031               2,709,007
---------------------------------------------------------------------------------------------------------------------------------
        1,700,000       Yonkers IDA (St. Joseph's Hospital)                  5.900            03/01/2008               1,701,343
---------------------------------------------------------------------------------------------------------------------------------


                         25 | ROCHESTER FUND MUNICIPALS

ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                            COUPON           MATURITY                     VALUE
---------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
$       2,810,000       Yonkers IDA (St. Joseph's Hospital)                  8.500%           12/30/2013       $       2,820,172
---------------------------------------------------------------------------------------------------------------------------------
        3,225,000       Yonkers IDA (Westchester School)                     8.750            12/30/2023               3,325,749
---------------------------------------------------------------------------------------------------------------------------------
          800,000       Yonkers Parking Authority                            6.000            06/15/2018                 837,192
---------------------------------------------------------------------------------------------------------------------------------
        1,215,000       Yonkers Parking Authority                            6.000            06/15/2024               1,259,663
                                                                                                               ------------------
                                                                                                                   7,845,057,454
---------------------------------------------------------------------------------------------------------------------------------
OTHER STATES--0.2%
        7,000,000       Houston, TX Airport Special Facilities
                        (Continental Airlines)                               6.125            07/15/2017               7,002,940
---------------------------------------------------------------------------------------------------------------------------------
        4,000,000       Los Angeles, CA Regional Airports Improvement
                        Corp. (Delta-Continental Airlines)                   9.250            08/01/2024               4,008,520
---------------------------------------------------------------------------------------------------------------------------------
        5,500,000       NJ EDA (Continental Airlines)                        7.000            11/15/2030               5,805,910
                                                                                                               ------------------
                                                                                                                      16,817,370
U.S. POSSESSIONS--15.9%
        2,995,000       Guam EDA (Harmon Village Apartments) 2,5,9           9.375            11/01/2018                      --
---------------------------------------------------------------------------------------------------------------------------------
        2,435,000       Guam EDA (Royal Socio Apartments) 5,9                9.500            11/01/2018               2,157,361
---------------------------------------------------------------------------------------------------------------------------------
        3,000,000       Guam Government Waterworks Authority &
                        Wastewater System                                    5.875            07/01/2035               3,222,540
---------------------------------------------------------------------------------------------------------------------------------
          290,000       Guam Power Authority, Series A                       5.250            10/01/2023                 290,081
---------------------------------------------------------------------------------------------------------------------------------
       20,000,000       Guam Power Authority, Series A                       5.250            10/01/2034              20,219,200
---------------------------------------------------------------------------------------------------------------------------------
       18,595,000       Northern Mariana Islands Ports Authority,
                        Series A                                             6.600            03/15/2028              20,837,557
---------------------------------------------------------------------------------------------------------------------------------
        1,000,000       Northern Mariana Islands, Series A                   6.000            06/01/2020               1,055,550
---------------------------------------------------------------------------------------------------------------------------------
        7,695,000       Northern Mariana Islands, Series A                   6.250            03/15/2028               8,094,371
---------------------------------------------------------------------------------------------------------------------------------
       10,000,000       Northern Mariana Islands, Series A                   7.375            06/01/2030              10,907,500
---------------------------------------------------------------------------------------------------------------------------------
          375,000       Puerto Rico Aqueduct & Sewer Authority               5.000            07/01/2015                 380,891
---------------------------------------------------------------------------------------------------------------------------------
           20,000       Puerto Rico Commonwealth GO                          5.000            07/01/2026                  20,569
---------------------------------------------------------------------------------------------------------------------------------
       14,000,000       Puerto Rico Commonwealth GO                          5.000            07/01/2027              14,448,140
---------------------------------------------------------------------------------------------------------------------------------
       17,010,000       Puerto Rico Commonwealth GO                          5.000            07/01/2029              17,611,133
---------------------------------------------------------------------------------------------------------------------------------
       48,655,000       Puerto Rico Commonwealth GO                          5.000            07/01/2033              50,069,401
---------------------------------------------------------------------------------------------------------------------------------
       41,600,000       Puerto Rico Commonwealth GO                          5.000            07/01/2034              42,918,720
---------------------------------------------------------------------------------------------------------------------------------
       16,900,000       Puerto Rico Commonwealth GO                          5.000            07/01/2035              17,526,314
---------------------------------------------------------------------------------------------------------------------------------
        5,605,000       Puerto Rico Commonwealth GO                          5.125            07/01/2031               5,773,654
---------------------------------------------------------------------------------------------------------------------------------
        5,000,000       Puerto Rico Commonwealth GO                          5.250            07/01/2022               5,418,450
---------------------------------------------------------------------------------------------------------------------------------
        4,000,000       Puerto Rico Commonwealth GO                          5.250            07/01/2030               4,288,360
---------------------------------------------------------------------------------------------------------------------------------
       22,085,000       Puerto Rico Commonwealth GO                          5.250            07/01/2032              23,622,779
---------------------------------------------------------------------------------------------------------------------------------
           70,000       Puerto Rico Electric Power Authority                 5.250            07/01/2029                  74,074
---------------------------------------------------------------------------------------------------------------------------------
           70,000       Puerto Rico Electric Power Authority, Series II      5.125            07/01/2026                  74,481
---------------------------------------------------------------------------------------------------------------------------------
        2,750,000       Puerto Rico Electric Power Authority, Series NN      5.125            07/01/2024               2,924,708
---------------------------------------------------------------------------------------------------------------------------------
          370,000       Puerto Rico Electric Power Authority, Series NN      5.125            07/01/2029                 389,925
---------------------------------------------------------------------------------------------------------------------------------
           80,000       Puerto Rico HFC                                      5.100            12/01/2018                  81,091
---------------------------------------------------------------------------------------------------------------------------------
        1,920,000       Puerto Rico HFC                                      5.500            12/01/2023               2,000,371
---------------------------------------------------------------------------------------------------------------------------------
        9,515,000       Puerto Rico Highway & Transportation Authority       5.000            07/01/2028               9,797,215
---------------------------------------------------------------------------------------------------------------------------------
          270,000       Puerto Rico Highway & Transportation Authority       5.750            07/01/2020                 297,292
---------------------------------------------------------------------------------------------------------------------------------
       25,545,000       Puerto Rico Highway & Transportation
                        Authority, Series G                                  5.000            07/01/2033              26,287,593
---------------------------------------------------------------------------------------------------------------------------------
       77,405,000       Puerto Rico Highway & Transportation
                        Authority, Series G                                  5.000            07/01/2042              79,143,516
---------------------------------------------------------------------------------------------------------------------------------
          165,000       Puerto Rico Highway & Transportation
                        Authority, Series J                                  5.000            07/01/2034                 170,231
---------------------------------------------------------------------------------------------------------------------------------
       33,940,000       Puerto Rico Highway & Transportation
                        Authority, Series J                                  5.125            07/01/2039              35,108,894
---------------------------------------------------------------------------------------------------------------------------------


                         26 | ROCHESTER FUND MUNICIPALS

ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                            COUPON           MATURITY                     VALUE
---------------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS CONTINUED
$      43,060,000       Puerto Rico Highway & Transportation
                        Authority, Series J                                  5.125%           07/01/2043       $      44,466,340
---------------------------------------------------------------------------------------------------------------------------------
       10,000,000       Puerto Rico Highway & Transportation                 5.000            07/01/2025              10,449,900
                        Authority, Series K
---------------------------------------------------------------------------------------------------------------------------------
       14,175,000       Puerto Rico Highway & Transportation
                        Authority, Series K                                  5.000            07/01/2026              14,781,265
---------------------------------------------------------------------------------------------------------------------------------
        8,000,000       Puerto Rico Highway & Transportation
                        Authority, Series K                                  5.000            07/01/2027               8,318,560
---------------------------------------------------------------------------------------------------------------------------------
        2,000,000       Puerto Rico Highway & Transportation
                        Authority, Series K                                  5.000            07/01/2030               2,076,700
---------------------------------------------------------------------------------------------------------------------------------
       73,725,000       Puerto Rico Highway & Transportation
                        Authority, Series K                                  5.000            07/01/2035              76,228,701
---------------------------------------------------------------------------------------------------------------------------------
       13,960,000       Puerto Rico Highway & Transportation
                        Authority, Series K                                  5.000            07/01/2040              14,349,624
---------------------------------------------------------------------------------------------------------------------------------
      105,440,000       Puerto Rico Highway & Transportation
                        Authority, Series K                                  5.000            07/01/2045             108,382,830
---------------------------------------------------------------------------------------------------------------------------------
        3,650,000       Puerto Rico Infrastructure                           5.000            07/01/2025               3,829,325
---------------------------------------------------------------------------------------------------------------------------------
        5,250,000       Puerto Rico Infrastructure                           5.000            07/01/2031               5,465,618
---------------------------------------------------------------------------------------------------------------------------------
        6,000,000       Puerto Rico Infrastructure                           5.000            07/01/2037               6,197,160
---------------------------------------------------------------------------------------------------------------------------------
       12,590,000       Puerto Rico Infrastructure                           5.000            07/01/2037              13,041,477
---------------------------------------------------------------------------------------------------------------------------------
      202,145,000       Puerto Rico Infrastructure                           5.000            07/01/2041             207,786,867
---------------------------------------------------------------------------------------------------------------------------------
       62,675,000       Puerto Rico Infrastructure                           5.000            07/01/2046              64,569,039
---------------------------------------------------------------------------------------------------------------------------------
        1,080,000       Puerto Rico ITEMECF (Ana G. Mendez University)       5.375            02/01/2019               1,112,951
---------------------------------------------------------------------------------------------------------------------------------
        1,575,000       Puerto Rico ITEMECF (Ana G. Mendez University)       5.375            12/01/2021               1,665,988
---------------------------------------------------------------------------------------------------------------------------------
        5,750,000       Puerto Rico ITEMECF (Ana G. Mendez University)       5.375            02/01/2029               5,898,408
---------------------------------------------------------------------------------------------------------------------------------
        6,315,000       Puerto Rico ITEMECF (Ana G. Mendez University)       5.500            12/01/2031               6,652,537
---------------------------------------------------------------------------------------------------------------------------------
       42,400,000       Puerto Rico ITEMECF (Cogeneration Facilities)        6.625            06/01/2026              46,207,944
---------------------------------------------------------------------------------------------------------------------------------
        2,970,000       Puerto Rico ITEMECF (Mennonite General
                        Hospital)                                            5.625            07/01/2017               2,814,758
---------------------------------------------------------------------------------------------------------------------------------
          985,000       Puerto Rico ITEMECF (Mennonite General
                        Hospital)                                            5.625            07/01/2027                 897,877
---------------------------------------------------------------------------------------------------------------------------------
        8,745,000       Puerto Rico ITEMECF (Mennonite General
                        Hospital)                                            6.500            07/01/2018               8,772,547
---------------------------------------------------------------------------------------------------------------------------------
       12,380,000       Puerto Rico ITEMECF (Mennonite General
                        Hospital)                                            6.500            07/01/2026              12,398,694
---------------------------------------------------------------------------------------------------------------------------------
          475,000       Puerto Rico ITEMECF (Ryder Memorial Hospital)        6.400            05/01/2009                 475,223
---------------------------------------------------------------------------------------------------------------------------------
        2,450,000       Puerto Rico ITEMECF (Ryder Memorial Hospital)        6.600            05/01/2014               2,450,294
---------------------------------------------------------------------------------------------------------------------------------
        5,250,000       Puerto Rico ITEMECF (Ryder Memorial Hospital)        6.700            05/01/2024               5,251,313
---------------------------------------------------------------------------------------------------------------------------------
        7,000,000       Puerto Rico ITEMECF (San Lucas & Cristo
                        Redentor Hospitals)                                  5.750            06/01/2029               6,285,650
---------------------------------------------------------------------------------------------------------------------------------
          500,000       Puerto Rico ITEMECF (University of the Sacred
                        Heart)                                               5.250            09/01/2021                 516,710
---------------------------------------------------------------------------------------------------------------------------------
        8,000,000       Puerto Rico ITEMECF (University of the Sacred
                        Heart)                                               5.250            09/01/2031               8,221,120
---------------------------------------------------------------------------------------------------------------------------------
        5,000,000       Puerto Rico Municipal Finance Agency, Series A       5.250            08/01/2024               5,366,850
---------------------------------------------------------------------------------------------------------------------------------
        1,500,000       Puerto Rico Municipal Finance Agency, Series A       5.250            08/01/2025               1,608,915
---------------------------------------------------------------------------------------------------------------------------------
        1,000,000       Puerto Rico Port Authority (American
                        Airlines), Series A 1                                6.250            06/01/2026               1,001,690
---------------------------------------------------------------------------------------------------------------------------------
       12,470,000       Puerto Rico Port Authority (American
                        Airlines), Series A                                  6.300            06/01/2023              12,470,249
---------------------------------------------------------------------------------------------------------------------------------
        1,940,000       Puerto Rico Public Buildings Authority               5.000            07/01/2026               1,997,987
---------------------------------------------------------------------------------------------------------------------------------
       47,855,000       Puerto Rico Public Buildings Authority               5.000            07/01/2036              49,324,627
---------------------------------------------------------------------------------------------------------------------------------
       52,000,000       Puerto Rico Public Buildings Authority               5.250            07/01/2029              55,384,160
---------------------------------------------------------------------------------------------------------------------------------
       90,400,000       Puerto Rico Public Buildings Authority               5.250            07/01/2033              95,853,832
---------------------------------------------------------------------------------------------------------------------------------
          120,000       Puerto Rico Public Buildings Authority               5.375            07/01/2033                 126,539
---------------------------------------------------------------------------------------------------------------------------------
       47,720,000       Puerto Rico Public Finance Corp., Series E           5.500            08/01/2029              50,774,080
---------------------------------------------------------------------------------------------------------------------------------


                         27 | ROCHESTER FUND MUNICIPALS

ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                            COUPON           MATURITY                     VALUE
---------------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS CONTINUED
$       9,230,000       University of V.I., Series A                         5.375%           06/01/2034       $       9,729,435
---------------------------------------------------------------------------------------------------------------------------------
        2,040,000       University of V.I., Series A                         6.250            12/01/2029               2,198,304
---------------------------------------------------------------------------------------------------------------------------------
        1,250,000       V.I.  Government Refinery Facilities (Hovensa
                        Coker) 1                                             6.500            07/01/2021               1,410,650
---------------------------------------------------------------------------------------------------------------------------------
           25,000       V.I.  HFA, Series A                                  6.450            03/01/2016                  25,115
---------------------------------------------------------------------------------------------------------------------------------
       18,720,000       V.I.  Public Finance Authority (Gross Receipts
                        Taxes Loan) 1                                        5.000            10/01/2031              19,172,650
---------------------------------------------------------------------------------------------------------------------------------
          550,000       V.I.  Public Finance Authority (Gross Receipts
                        Taxes Loan)                                          5.000            10/01/2033                 575,273
---------------------------------------------------------------------------------------------------------------------------------
       27,733,000       V.I.  Public Finance Authority (Hovensa Coker)       6.500            07/01/2021              31,297,245
---------------------------------------------------------------------------------------------------------------------------------
        8,000,000       V.I.  Public Finance Authority (Hovensa
                        Refinery)                                            6.125            07/01/2022               8,843,360
---------------------------------------------------------------------------------------------------------------------------------
       11,700,000       V.I.  Public Finance Authority (Hovensa)             5.875            07/01/2022              12,810,564
---------------------------------------------------------------------------------------------------------------------------------
        1,000,000       V.I.  Public Finance Authority, Series A 1           5.250            10/01/2023               1,058,560
---------------------------------------------------------------------------------------------------------------------------------
          750,000       V.I.  Public Finance Authority, Series A             5.250            10/01/2024                 793,403
---------------------------------------------------------------------------------------------------------------------------------
        1,000,000       V.I.  Public Finance Authority, Series A             5.500            10/01/2018               1,032,490
---------------------------------------------------------------------------------------------------------------------------------
       16,220,000       V.I.  Public Finance Authority, Series A             5.500            10/01/2022              16,740,662
---------------------------------------------------------------------------------------------------------------------------------
        7,500,000       V.I.  Public Finance Authority, Series A             5.625            10/01/2025               7,760,025
---------------------------------------------------------------------------------------------------------------------------------
           50,000       V.I.  Public Finance Authority, Series A             5.625            10/01/2025                  51,841
---------------------------------------------------------------------------------------------------------------------------------
        3,830,000       V.I.  Public Finance Authority, Series E             6.000            10/01/2022               3,997,639
---------------------------------------------------------------------------------------------------------------------------------
        1,575,000       V.I.  Water & Power Authority                        5.300            07/01/2018               1,604,216
---------------------------------------------------------------------------------------------------------------------------------
        3,515,000       V.I.  Water & Power Authority                        5.300            07/01/2021               3,564,210
---------------------------------------------------------------------------------------------------------------------------------
        2,500,000       V.I.  Water & Power Authority                        5.500            07/01/2017               2,577,840
                                                                                                               ------------------
                                                                                                                   1,493,929,793
---------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $8,913,482,606)-99.7%                                                            9,355,804,617
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES-0.3                                                                                   28,583,163
                                                                                                               ------------------
NET ASSETS-100.0%                                                                                              $   9,384,387,780
                                                                                                               ==================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. All or a portion of the security has been segregated for collateral to cover borrowings. See accompanying Notes.

2. Illiquid security. The aggregate value of illiquid securities as of September 30, 2006 was $129,171,198, which represents 1.38% of the Fund's net assets. See accompanying Notes.

3. Zero coupon bond reflects effective yield on the date of purchase.

4. Represents the current interest rate for a variable rate bond known as an "inverse floater." See accompanying Notes.

5. Issue is in default. See accompanying Notes.

6. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

7. When-issued security or forward commitment to be delivered and settled after September 30, 2006. See accompanying Notes.

8. Security is subject to a shortfall and forbearance agreement. See accompanying Notes.

9. Non-income producing security.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

ACDS       Assoc. for Children with Down Syndrome
ACLD       Adults and Children with Learning and Developmental Disabilities
ADD        Aid to the Developmentally Disabled
ALIA       Alliance of Long Island Agencies
ARC        Assoc. of Retarded Citizens
CFGA       Child and Family Guidance Assoc.
CHSLI      Catholic Health Services of Long Island
CNGCS      Central Nassau Guidance and Counseling Services
COP        Certificates of Participation
CSMR       Community Services for the Mentally Retarded
DA         Dormitory Authority
DDI        Developmental Disabilities Institute


                         28 | ROCHESTER FUND MUNICIPALS

ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

DIAMONDS   Direct Investment of Accrued Municipals
DRIVERS    Derivative Inverse Tax Exempt Receipts
EDA        Economic Devel. Authority
EFC        Environmental Facilities Corp.
ERDA       Energy Research and Devel. Authority
FREE       Family Residences and Essential Enterprises
GJSR       Gurwin Jewish Senior Residences
GO         General Obligation
GSHMC      Good Samaritan Hospital Medical Center
HDC        Housing Devel. Corp.
HFA        Housing Finance Agency
HFC        Housing Finance Corp.
HH         Harmony Heights, Inc.
HHS        Harmony Heights School
HJDOI      Hospital for Joint Diseases Orthopedic Institute
IDA        Industrial Devel. Agency
IGHL       Independent Group Home for Living
ITEMECF Industrial, Tourist, Educational, Medical and Environmental Community Facilities
JCC        Jewish Community Center
JDAM       Julia Dyckman Andrus Memorial
JFK        John Fitzgerald Kennedy
L.I.       Long Island
LGSC       Local Government Services Corp.
LILCO      Long Island Lighting Corp.
LRRHCF     Loretto Rest Residential Health Care Facility
LVH        Little Village House
MCH        Maryhaven Center of Hope
MMC        Mercy Medical Center
MSH/NYU    Mount Sinai Hospital/New York University
MTA        Metropolitan Transportation Authority
NH&HC      Nursing Home and Health Care
NIMO       Niagara Mohawk Power Corp.
NY/NJ      New York/New Jersey
NYC        New York City
NYS        New York State
NYU        New York University
OBPWC      Ocean Bay Park Water Corp.
P-Floats   Puttable Floats
PRAMS      Prudential Receipts of Accrual Municipal Securities
PSCH       Professional Service Centers for the Handicapped, Inc.
RG&E       Rochester Gas and Electric
RIBS       Residual Interest Bonds
RITES      Residual Interest Tax Exempt Security
ROLs       Residual Option Longs
Res Rec    Resource Recovery Facility
SCCC       Sullivan County Community College
SCHRC      St. Charles Hospital and Rehabilitation Center
SCSB       Schuyler Community Services Board
SCSMC      St. Catherine of Sienna Medical Center
SFH        St. Francis Hospital
SLCD       School for Language and Communication Development
SMCFS      St. Mary's Children and Family Services
SONYMA     State of New York Mortgage Agency
SSMH       Soldiers and Sailors Memorial Hospital
SUNY       State University of New York
SV         Sienna Village
TASC       Tobacco Settlement Asset-Backed Bonds
TFABs      Tobacco Flexible Amortization Bonds


                         29 | ROCHESTER FUND MUNICIPALS

ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

UBF        University of Buffalo Foundation
UCP/HCA    United Cerebral Palsy and Handicapped Children's Assoc.
UCPAGS     United Cerebral Palsy Assoc. of Greater Suffolk
UDC        Urban Development Corp.
V.I.       United States Virgin Islands
WORCA      Working Organization for Retarded Children and Adults
WWH        Wyandach/Wheatley Heights
YMCA       Young Men's Christian Assoc.

DISTRIBUTION OF INVESTMENTS BY INDUSTRY OF ISSUE, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

INDUSTRY                                      VALUE           PERCENT
----------------------------------------------------------------------
Highways/Railways                  $  1,186,572,898              12.7%
Tobacco Settlement Payments           1,017,704,762              10.9
General Obligation                      959,219,985              10.3
Hospital/Health Care                    857,534,273               9.2
Water Utilities                         723,455,801               7.7
Electric Utilities                      698,550,431               7.5
Airlines                                672,802,570               7.2
Marine/Aviation Facilities              431,354,946               4.6
Not-for-Profit Organization             336,725,320               3.6
Multifamily Housing                     333,167,664               3.6
Adult Living Facilities                 321,969,493               3.4
Higher Education                        304,055,967               3.1
Municipal Leases                        259,772,675               2.8
Paper, Containers & Packaging           198,815,827               2.1
Single Family Housing                   152,144,516               1.6
Sales Tax Revenue                       143,453,766               1.5
Education                               126,522,901               1.4
Manufacturing, Non-Durable Goods         98,664,780               1.1
Resource Recovery                        97,616,181               1.0
Special Tax                              86,905,459               0.9
Hotels, Restaurants & Leisure            78,930,485               0.8
Manufacturing, Durable Goods             76,507,522               0.8
Pollution Control                        54,813,094               0.6
Sports Facility Revenue                  52,180,895               0.6
Parking Fee Revenue                      28,355,151               0.3
Gas Utilities                            25,209,000               0.3
Special Assessment                       25,205,019               0.3
Sewer Utilities                           7,593,296               0.1
                                   -----------------------------------
Total                              $  9,355,804,677             100.0%
                                   ===================================

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2006 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities     $  8,915,825,261
                                   =================

Gross unrealized appreciation      $    471,524,781
Gross unrealized depreciation           (31,545,365)
                                   -----------------
Net unrealized appreciation        $    439,979,416
                                   =================


                         30 | ROCHESTER FUND MUNICIPALS

ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of September 30, 2006, the Fund had purchased $84,347,895 of securities issued on a when-issued basis or forward commitment.

INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund will not invest more than 20% of its total assets in inverse floaters. Inverse floaters amount to $813,023,216 as of September 30, 2006.

The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to pay the sponsor of the inverse floater, in certain circumstances, the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the floating rate security issued in conjunction with the inverse floater (the "shortfall"). At September 30, 2006, the Fund's maximum aggregate exposure under such agreements is estimated at approximately $33,750,000. Under the terms of these agreements, the Fund maintains the right to collapse the trust issuing the inverse floater by paying the shortfall, if any, and exchanging the inverse floater for the underlying fixed rate security upon which the inverse floater is based, thereby terminating its investment in the inverse floater. The Manager monitors the Fund's potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund's investment in the inverse floaters, as it deems appropriate. As of September 30, 2006, the Fund has not made any payments related to such agreements and it expects the risk of material future payments required under these agreements to be remote.

SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated


                         31 | ROCHESTER FUND MUNICIPALS

ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of September 30, 2006, securities with an aggregate market value of $2,250,834, representing 0.02% of the Fund's net assets, were in default.

There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

ILLIQUID SECURITIES

As of September 30, 2006, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

BORROWINGS

The Fund can borrow money from banks in amounts up to one-third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings to purchase portfolio securities, to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund.

The Fund entered into a Revolving Credit and Security Agreement with a conduit lender and a bank which enables it to participate with a certain other Oppenheimer fund in a committed, unsecured borrowing facility that permits borrowings of up to $300 million, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (5.3315% as of September 30, 2006). The Fund pays additional fees of 0.30% per annum to the lender on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of a 0.13% per annum commitment fee for a liquidity backstop facility with respect to the $300 million facility size.

RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of September 30, 2006, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.


                         32 | ROCHESTER FUND MUNICIPALS



ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 08/31/2006, the
            registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Rochester Fund Municipals


By:   /S/ JOHN V. MURPHY
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: 11/15/2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/ JOHN V. MURPHY
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: 11/15/2006


By:   /S/ BRIAN W. WIXTED
      ----------------------------
      Brian W. Wixted
      Principal Financial Officer
Date: 11/15/2006